UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05002

DWS Variable Series II
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS Alternative Asset Allocation VIP
	Shares	Value ($)
Mutual Funds 83.2%
DWS Diversified Market Neutral Fund "Institutional" (a)	1,744,512	15,142,364
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	766,825	12,292,205
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	1,238,032	12,974,580
DWS Floating Rate Fund "Institutional" (a)	1,808,113	17,122,830
DWS Global Inflation Fund "Institutional" (a)	589,443	5,876,742
DWS RREEF Global Infrastructure Fund "Institutional" (a)	1,221,238	17,292,729
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	391,683	3,254,887

Total Mutual Funds (Cost $81,339,133)		83,956,337
Exchange-Traded Funds 15.8%
PowerShares DB U.S. Dollar Index Bullish Fund* (b)	94,591	2,029,923
SPDR Barclays Convertible Securities	286,838	13,880,091

Total Exchange-Traded Funds (Cost $14,669,741)		15,910,014
Cash Equivalents 1.1%
Central Cash Management Fund, 0.05% (a) (c) (Cost $1,120,720)	1,120,720	1,120,720

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $97,129,594) †	100.1	100,987,071
Other Assets and Liabilities, Net	(0.1)	(66,010)

Net Assets	100.0	100,921,061

*	Non-income producing security.
†
The cost for federal income tax purposes was $98,306,296.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $2,680,775.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,505,838 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,825,063.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DB Commodity Services LLC, a subsidiary of Deutshce Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended March 31, 2014 is as follows:

Affiliate	Value ($) at 12/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 3/31/2014
DWS Diversified Market Neutral Fund	15,082,780	295,000	81,000	(9,524)	—	—	15,142,364
DWS Enhanced Commodity Strategy Fund	12,886,360	1,032,000	2,249,000	(642,904)	—	—	12,292,205
DWS Enhanced Emerging Markets Fixed Income Fund	10,792,537	2,119,621	21,000	(963)	122,621	—	12,974,580
DWS Floating Rate Fund	15,542,833	1,582,938	—	—	163,938	—	17,122,830
DWS Global Inflation Fund	6,138,642	359,489	748,000	(60,991)	33,489	—	5,876,742
DWS RREEF Global Infrastructure Fund	15,685,285	852,690	192,000	(1,887)	7,690	—	17,292,729
DWS RREEF Global Real Estate Securities Fund	2,972,636	196,000	22,000	(2,098)	—	—	3,254,887
PowerShares DB U.S. Dollar Index Bullish Fund	1,951,369	83,446	—	—	—	—	2,029,923
Central Cash Management Fund	978,747	9,581,550	9,439,578	—	—	—	1,120,720
	82,031,189	16,102,734	12,752,578	(718,367)	327,738	—	87,106,980

(d)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$83,956,337	$—	$—	$83,956,337
Exchange-Traded Funds	15,910,014	—	—	15,910,014
Short-Term Investments	1,120,720	—	—	1,120,720
Total	$100,987,071	$—	$—	$100,987,071

There have been no transfers between fair value measurement levels during the period ended March  31, 2014.

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS Global Equity VIP
	Shares	Value ($)
Common Stocks 95.0%
Belgium 2.2%
Anheuser-Busch InBev NV (Cost $1,166,385)	15,000	1,576,638
Brazil 0.6%
CCR SA (Cost $435,956)	60,000	460,643
Canada 5.7%
Agnico Eagle Mines Ltd.	15,000	453,750
Brookfield Asset Management, Inc. "A"	39,000	1,588,575
Canadian Oil Sands Ltd.	35,000	734,193
Canadian Pacific Railway Ltd.	9,000	1,348,575

(Cost $3,687,530)		4,125,093
Denmark 0.2%
William Demant Holding AS* (Cost $197,224)	2,000	171,326
France 2.1%
Edenred (a)	15,000	471,073
Pernod Ricard SA	9,300	1,083,499

(Cost $1,486,386)		1,554,572
Germany 3.1%
BASF SE	8,000	889,093
Fresenius Medical Care AG & Co. KGaA	19,000	1,325,570

(Cost $1,907,167)		2,214,663
Hong Kong 0.7%
SA SA International Holdings Ltd. (a) (Cost $665,277)	610,000	487,591
Indonesia 0.9%
PT Indofood CBP Sukses Makmur Tbk (Cost $865,926)	770,000	686,644
Ireland 3.2%
Accenture PLC "A" (b)	12,000	956,640
Alkermes PLC* (c)	4,500	198,405
Experian PLC	27,000	487,013
Shire PLC	14,000	688,898

(Cost $1,929,479)		2,330,956
Italy 4.7%
Moncler SpA*	12,000	205,395
Prada SpA (a)	85,000	658,061
Sorin SpA*	202,000	603,966
Unipol Gruppo Finanziario SpA	200,000	1,561,961
World Duty Free SpA*	28,400	398,642

(Cost $2,599,380)		3,428,025
Luxembourg 1.4%
Eurofins Scientific (Cost $856,729)	3,500	1,048,145
Malaysia 0.9%
IHH Healthcare Bhd.* (Cost $729,173)	560,000	659,978
Netherlands 1.2%
ASML Holding NV (Cost $334,484)	9,000	833,230
Norway 2.4%
DNO International ASA*	207,000	789,777
Norsk Hydro ASA	190,000	948,911

(Cost $1,277,149)		1,738,688
Philippines 2.2%
Metropolitan Bank & Trust Co.	520,000	898,651
Puregold Price Club, Inc.	730,000	718,117

(Cost $1,754,673)		1,616,768
Spain 1.0%
Atresmedia Corp. de Medios de Comunicaion SA* (Cost $733,718)	46,000	708,964
Sweden 4.2%
Atlas Copco AB "A"	25,000	723,499
Svenska Cellulosa AB "B"	40,000	1,177,718
Swedish Match AB	34,000	1,110,819

(Cost $2,743,630)		3,012,036
Switzerland 3.2%
DKSH Holding AG (a)	6,000	477,570
Nestle SA (Registered)	12,515	942,991
Novartis AG (Registered)	5,500	467,145
Pentair Ltd. (Registered) (b)	5,000	396,700

(Cost $1,424,093)		2,284,406
Taiwan 0.6%
Ginko International Co., Ltd. (Cost $502,623)	27,000	467,385
United Kingdom 5.9%
Aberdeen Asset Management PLC	123,000	801,908
Aon PLC (b)	7,000	589,960
Aveva Group PLC	22,000	769,033
British American Tobacco PLC	14,500	807,273
Halma PLC	40,000	384,427
Intertek Group PLC	18,000	923,760

(Cost $4,229,870)		4,276,361
United States 48.6%
Actavis PLC*	4,000	823,400
Allergan, Inc.	7,000	868,700
Alliance Data Systems Corp.* (a)	6,000	1,634,700
Amgen, Inc.	9,000	1,110,060
Amphenol Corp. "A"	17,000	1,558,050
Bank of America Corp.	45,000	774,000
Bristol-Myers Squibb Co.	14,000	727,300
CBRE Group, Inc. "A"*	39,000	1,069,770
Cerner Corp.*	12,000	675,000
ChannelAdvisor Corp.*	8,000	301,920
Colfax Corp.*	18,000	1,283,940
Cynosure, Inc. "A"*	14,000	410,200
Danaher Corp.	13,000	975,000
DIRECTV*	12,200	932,324
Eaton Corp. PLC	10,000	751,200
Express Scripts Holding Co.*	16,000	1,201,440
Exxon Mobil Corp.	11,000	1,074,480
Fastenal Co. (a)	16,000	789,120
Google, Inc. "A"*	700	780,157
JPMorgan Chase & Co.	27,000	1,639,170
Kansas City Southern	4,000	408,240
L Brands, Inc.	20,000	1,135,400
Las Vegas Sands Corp.	15,000	1,211,700
MasterCard, Inc. "A"	23,000	1,718,100
McDonald's Corp.	10,000	980,300
Mead Johnson Nutrition Co.	9,000	748,260
National Oilwell Varco, Inc.	11,000	856,570
Noble Energy, Inc.	20,000	1,420,800
Pall Corp.	12,000	1,073,640
Praxair, Inc.	12,000	1,571,640
Precision Castparts Corp.	2,500	631,900
ResMed, Inc. (a)	8,000	357,520
Schlumberger Ltd.	8,500	828,750
Trimble Navigation Ltd.*	26,000	1,010,620
United Technologies Corp.	10,000	1,168,400
Zoetis, Inc.	25,000	723,500

(Cost $30,926,886)		35,225,271

Total Common Stocks (Cost $60,453,738)		68,907,383
Participatory Note 1.0%
Nigeria
Zenith Bank PLC (issuer Merrill Lynch International) Expiration Date 8/21/2015 (Cost $811,200)	6,000,000	727,050
Securities Lending Collateral 5.2%
Daily Assets Fund Institutional, 0.07% (d) (e) (Cost $3,757,781)	3,757,781	3,757,781
Cash Equivalents 4.1%
Central Cash Management Fund, 0.05% (d) (Cost $2,970,913)	2,970,913	2,970,913

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $67,993,632) †	105.3	76,363,127
Other Assets and Liabilities, Net	(5.3)	(3,847,153)

Net Assets	100.0	72,515,974

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $67,993,666.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $8,369,461.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,602,312 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,232,851.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $3,618,324, which is 5.0% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Listed on the NASDAQ Stock Market, Inc.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At March 31, 2014 the DWS Global Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Participatory Note
Health Care	12,527,938	18.0%
Industrials	12,370,273	17.8%
Information Technology	9,946,877	14.3%
Financials	9,651,045	13.9%
Consumer Staples	8,851,959	12.7%
Consumer Discretionary	6,718,377	9.6%
Energy	5,704,570	8.2%
Materials	3,863,394	5.5%
Total	69,634,433	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$1,576,638	$—	$1,576,638
Brazil	460,643	—	—	460,643
Canada	4,125,093	—	—	4,125,093
Denmark	—	171,326	—	171,326
France	—	1,554,572	—	1,554,572
Germany	—	2,214,663	—	2,214,663
Hong Kong	—	487,591	—	487,591
Indonesia	—	686,644	—	686,644
Ireland	1,155,045	1,175,911	—	2,330,956
Italy	—	3,428,025	—	3,428,025
Luxembourg	—	1,048,145	—	1,048,145
Malaysia	—	659,978	—	659,978
Netherlands	—	833,230	—	833,230
Norway	—	1,738,688	—	1,738,688
Philippines	—	1,616,768	—	1,616,768
Spain	—	708,964	—	708,964
Sweden	—	3,012,036	—	3,012,036
Switzerland	396,700	1,887,706	—	2,284,406
Taiwan	—	467,385	—	467,385
United Kingdom	589,960	3,686,401	—	4,276,361
United States	35,225,271	—	—	35,225,271
Participatory Notes	—	727,050	—	727,050
Short-Term Investments (f)	6,728,694	—	—	6,728,694

Total	$48,681,406	$27,681,721	$—	$76,363,127

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2014 (Unaudited)
DWS Global Growth VIP
	Shares	Value ($)
Common Stocks 95.1%
Belgium 1.9%
Anheuser-Busch InBev NV (Cost $961,007)	10,000	1,051,092
Bermuda 0.2%
Lazard Ltd. "A" (Cost $60,557)	2,575	121,257
Brazil 0.5%
CCR SA (Cost $239,989)	32,000	245,676
Canada 5.4%
Agnico Eagle Mines Ltd.	9,000	272,250
Brookfield Asset Management, Inc. "A"	21,000	855,387
Canadian Oil Sands Ltd.	20,000	419,539
Canadian Pacific Railway Ltd.	5,500	824,130
Goldcorp, Inc.	12,000	293,760
Quebecor, Inc. "B"	5,129	125,267
SunOpta, Inc.*	12,874	152,042

(Cost $2,815,525)		2,942,375
China 0.3%
Minth Group Ltd. (Cost $117,228)	66,933	136,563
Cyprus 0.2%
Prosafe SE (Cost $127,249)	13,190	105,680
Denmark 0.5%
Coloplast AS "B"	2,000	162,061
GN Store Nord AS	4,814	119,685

(Cost $259,255)		281,746
Finland 0.2%
Cramo Oyj (Cost $85,796)	3,919	82,504
France 1.5%
Edenred	8,500	266,942
Pernod Ricard SA	4,800	559,225

(Cost $872,072)		826,167
Germany 4.0%
BASF SE	4,800	533,456
Bayer AG (Registered)	3,300	446,281
Fresenius Medical Care AG & Co. KGaA	12,000	837,202
Patrizia Immobilien AG	2,667	30,711
United Internet AG (Registered)	4,883	229,268
Vib Vermoegen AG	3,471	61,037

(Cost $1,968,621)		2,137,955
Hong Kong 1.2%
Hong Kong Television Network Ltd.*	96,393	28,806
K Wah International Holdings Ltd.	248,887	167,617
Playmates Toys Ltd.*	171,462	80,511
REXLot Holdings Ltd. (a)	1,473,180	171,888
Sun Hung Kai & Co., Ltd.	94,864	61,090
Techtronic Industries Co.	41,941	117,336

(Cost $541,822)		627,248
Indonesia 0.9%
PT Arwana Citramulia Tbk	1,138,391	95,030
PT Indofood CBP Sukses Makmur Tbk	450,000	401,285

(Cost $641,566)		496,315
Ireland 3.2%
Accenture PLC "A" (a) (b)	7,100	566,012
C&C Group PLC	12,334	80,337
Experian PLC	21,300	384,199
Paddy Power PLC	1,602	126,923
Ryanair Holdings PLC (ADR)* (a)	2,845	167,315
Shire PLC	8,600	423,180

(Cost $1,505,697)		1,747,966
Italy 3.4%
Prada SpA	60,000	464,514
Prysmian SpA	4,822	120,327
Sorin SpA*	115,000	343,842
Unipol Gruppo Finanziario SpA	115,000	898,128

(Cost $1,433,569)		1,826,811
Japan 1.4%
Ai Holdings Corp.	5,334	93,862
Avex Group Holdings, Inc.	5,838	102,435
Iida Group Holdings Co., Ltd.	3,951	54,917
Kusuri No Aoki Co., Ltd.	1,974	127,664
MISUMI Group, Inc.	2,278	62,999
Nippon Seiki Co., Ltd.	8,059	137,488
United Arrows Ltd.	2,783	102,814
Universal Entertainment Corp.	4,998	91,081

(Cost $838,488)		773,260
Luxembourg 1.1%
Eurofins Scientific (Cost $449,203)	1,900	568,993
Malaysia 0.8%
Hartalega Holdings Bhd.	60,611	127,128
IHH Healthcare Bhd.*	220,000	259,277
Tune Ins Holdings Bhd.*	112,278	67,730

(Cost $480,841)		454,135
Netherlands 3.4%
ASML Holding NV	6,000	555,487
Brunel International NV	2,065	144,909
Chicago Bridge & Iron Co. NV (b)	1,433	124,886
Constellium NV "A"* (b)	4,472	131,253
ING Groep NV (CVA)*	46,000	653,779
Koninklijke Vopak NV	1,604	89,627
SBM Offshore NV*	7,323	133,276

(Cost $1,530,570)		1,833,217
Norway 2.0%
DNO International ASA*	110,000	419,689
Norsk Hydro ASA	127,000	634,272

(Cost $763,305)		1,053,961
Panama 0.2%
Banco Latinoamericano de Comercio Exterior SA "E" (a) (Cost $98,059)	4,353	114,963
Philippines 1.4%
Alliance Global Group, Inc.	184,682	117,378
Century Properties Group, Inc.	818,014	25,954
House of Investments, Inc.	43,741	6,222
Metropolitan Bank & Trust Co.	350,000	604,861

(Cost $919,281)		754,415
Singapore 0.3%
Lian Beng Group Ltd.	266,639	129,670
UE E&C Ltd.	54,057	54,412

(Cost $148,408)		184,082
Spain 0.9%
Mediaset Espana Communication SA* (Cost $490,186)	42,000	490,216
Sweden 3.5%
Atlas Copco AB "A"	20,000	578,799
Svenska Cellulosa AB "B"	24,000	706,631
Swedish Match AB	19,000	620,752

(Cost $1,814,785)		1,906,182
Switzerland 3.5%
DKSH Holding AG	3,300	262,663
Dufry AG (Registered)*	691	118,934
Nestle SA (Registered)	9,000	678,140
Novartis AG (Registered)	5,300	450,157
Swatch Group AG (Bearer)	630	395,955

(Cost $1,800,932)		1,905,849
Taiwan 0.1%
Kinpo Electronics, Inc. (Cost $59,555)	148,014	57,532
Thailand 0.1%
Malee Sampran PCL (Foreign Registered) (Cost $85,599)	48,339	48,428
United Kingdom 7.8%
Aberdeen Asset Management PLC	67,000	436,812
Arrow Global Group PLC*	17,550	66,098
Aveva Group PLC	13,000	454,428
Babcock International Group PLC	8,392	188,652
British American Tobacco PLC	8,500	473,229
Clinigen Healthcare Ltd.	8,084	72,932
Crest Nicholson Holdings PLC	19,924	130,605
Domino's Pizza Group PLC	9,577	88,126
Essentra PLC	7,465	108,556
Halma PLC	28,000	269,099
Hargreaves Lansdown PLC	5,347	130,056
HellermannTyton Group PLC	19,730	107,622
IG Group Holdings PLC	8,899	93,163
Intertek Group PLC	11,000	564,520
Jardine Lloyd Thompson Group PLC	4,265	75,736
John Wood Group PLC	7,785	99,633
Monitise PLC*	60,507	71,895
Reckitt Benckiser Group PLC	6,500	529,736
Rotork PLC	2,294	101,523
Spirax-Sarco Engineering PLC	2,563	123,808

(Cost $3,915,056)		4,186,229
United States 45.2%
Actavis PLC* (a)	2,400	494,040
Advance Auto Parts, Inc.	962	121,693
Affiliated Managers Group, Inc.*	584	116,829
Agilent Technologies, Inc.	5,000	279,600
Allergan, Inc.	4,000	496,400
Alliance Data Systems Corp.* (a)	3,500	953,575
Altra Industrial Motion Corp. (a)	2,740	97,818
Amgen, Inc.	5,500	678,370
Amphenol Corp. "A" (a)	9,500	870,675
Bank of America Corp.	28,000	481,600
BE Aerospace, Inc.*	1,588	137,822
Biogen Idec, Inc.*	600	183,522
BorgWarner, Inc.	2,648	162,773
Bristol-Myers Squibb Co.	10,000	519,500
Cardtronics, Inc.* (a)	2,720	105,672
Catamaran Corp.*	2,116	94,712
CBRE Group, Inc. "A"*	17,500	480,025
Cerner Corp.* (a)	10,000	562,500
Colfax Corp.*	11,500	820,295
Danaher Corp.	9,000	675,000
DFC Global Corp.* (a)	7,296	64,424
DIRECTV*	6,500	496,730
Dresser-Rand Group, Inc.*	1,644	96,026
Dril-Quip, Inc.*	916	102,684
Eaton Corp. PLC	5,800	435,696
Encore Capital Group, Inc.* (a)	2,638	120,557
Express Scripts Holding Co.* (a)	10,000	750,900
Exxon Mobil Corp.	6,000	586,080
Fox Factory Holding Corp.*	5,674	107,239
Google, Inc. "A"*	400	445,804
Hain Celestial Group, Inc.* (a)	946	86,531
HeartWare International, Inc.* (a)	868	81,401
Jack in the Box, Inc.*	1,392	82,044
JPMorgan Chase & Co.	16,000	971,360
Kansas City Southern (a)	2,700	275,562
Kindred Healthcare, Inc.	4,312	100,987
L Brands, Inc. (a)	12,000	681,240
Las Vegas Sands Corp.	9,000	727,020
Leucadia National Corp. (a)	3,872	108,416
Manitowoc Co., Inc. (a)	3,561	111,993
MasterCard, Inc. "A"	13,000	971,100
McDonald's Corp.	5,600	548,968
MICROS Systems, Inc.* (a)	1,642	86,911
Middleby Corp.* (a)	499	131,841
Molina Healthcare, Inc.*	1,958	73,542
National Oilwell Varco, Inc.	4,900	381,563
Noble Energy, Inc.	12,000	852,480
Oaktree Capital Group LLC	2,482	144,353
Oasis Petroleum, Inc.* (a)	2,003	83,585
Ocwen Financial Corp.*	2,879	112,799
Oil States International, Inc.*	641	63,203
Pacira Pharmaceuticals, Inc.*	1,324	92,667
Pall Corp. (a)	7,000	626,290
Polaris Industries, Inc. (a)	830	115,959
Praxair, Inc. (a)	6,700	877,499
Precision Castparts Corp.	2,000	505,520
PTC, Inc.*	2,093	74,155
ResMed, Inc. (a)	5,000	223,450
Retrophin, Inc.*	3,167	67,362
Roadrunner Transportation Systems, Inc.* (a)	3,784	95,508
Schlumberger Ltd.	5,500	536,250
Sears Hometown & Outlet Stores, Inc.* (a)	2,880	68,112
Sinclair Broadcast Group, Inc. "A" (a)	2,954	80,024
Synta Pharmaceuticals Corp.*	8,754	37,730
Tenneco, Inc.*	2,007	116,546
The Bancorp., Inc.*	3,319	62,430
Thermon Group Holdings, Inc.*	3,399	78,789
Thoratec Corp.*	3,358	120,250
TIBCO Software, Inc.*	3,265	66,345
TiVo, Inc.*	5,154	68,187
Trimble Navigation Ltd.* (a)	14,700	571,389
TriNet Group, Inc.*	638	13,596
Tristate Capital Holdings, Inc.*	5,893	83,740
United Rentals, Inc.* (a)	1,865	177,063
United Technologies Corp.	5,500	642,620
Urban Outfitters, Inc.*	3,163	115,355
VeriFone Systems, Inc.*	3,470	117,355
WABCO Holdings, Inc.*	1,293	136,489
Waddell & Reed Financial, Inc. "A"	2,418	178,013
Western Digital Corp.	2,547	233,866

(Cost $20,361,049)		24,398,019

Total Common Stocks (Cost $45,385,270)		51,358,836
Participatory Note 0.5%
Nigeria
Zenith Bank PLC (issuer Merrill Lynch International), Expiration Date 8/21/2015 (Cost $260,000)	2,000,000	242,350
Securities Lending Collateral 14.1%
Daily Assets Fund Institutional, 0.07% (c) (d) (Cost $7,641,254)	7,641,254	7,641,254
Cash Equivalents 4.1%
Central Cash Management Fund, 0.05% (c) (Cost $2,217,047)	2,217,047	2,217,047

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $55,503,571) †	113.8	61,459,487
Other Assets and Liabilities, Net	(13.8)	(7,437,712)

Net Assets	100.0	54,021,775

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $55,614,670.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $5,844,817.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,147,330 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,302,513.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $7,513,525, which is 13.9% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)

At March 31, 2014 the DWS Global Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Participatory Note
Industrials	9,716,088	18.8%
Health Care	8,667,671	16.8%
Financials	7,631,275	14.8%
Information Technology	6,805,085	13.2%
Consumer Discretionary	6,445,614	12.5%
Consumer Staples	5,515,092	10.7%
Energy	3,969,315	7.7%
Materials	2,851,046	5.5%
Total	51,601,186	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Belgium	$—	$1,051,092	$—	$1,051,092
Bermuda	121,257	—	—	121,257
Brazil	245,676			245,676
Canada	2,942,375	—	—	2,942,375
China	—	136,563	—	136,563
Cyprus	—	105,680	—	105,680
Denmark	—	281,746	—	281,746
Finland		82,504		82,504
France	—	826,167	—	826,167
Germany	—	2,137,955	—	2,137,955
Hong Kong	—	627,248	—	627,248
Indonesia	—	496,315	—	496,315
Ireland	733,327	1,014,639	—	1,747,966
Italy	—	1,826,811	—	1,826,811
Japan	—	773,260	—	773,260
Luxembourg	—	568,993	—	568,993
Malaysia	—	454,135	—	454,135
Netherlands	256,139	1,577,078	—	1,833,217
Norway	—	1,053,961	—	1,053,961
Panama	114,963	—	—	114,963
Philippines	—	754,415	—	754,415
Singapore	—	184,082	—	184,082
Spain	—	490,216	—	490,216
Sweden	—	1,906,182	—	1,906,182
Switzerland	—	1,905,849	—	1,905,849
Taiwan		57,532		57,532
Thailand	—	48,428	—	48,428
United Kingdom	—	4,186,229	—	4,186,229
United States	24,398,019	—	—	24,398,019
Participatory Note (e)	—	242,350	—	242,350
Short-Term Investments (e)	9,858,301	—	—	9,858,301

Total	$38,670,057	$22,789,430	$—	$61,459,487

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.
(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2014 (Unaudited)
DWS Global Income Builder VIP
	Shares	Value ($)
Common Stocks 65.8%
Consumer Discretionary 7.3%
Auto Components 0.5%
Aisin Seiki Co., Ltd.	3,400	122,462
Bridgestone Corp.	4,600	162,905
Cie Generale des Etablissements Michelin	310	38,831
Delphi Automotive PLC	1,600	108,576
Denso Corp.	100	4,788
Johnson Controls, Inc.	2,500	118,300
Magna International, Inc.	1,500	144,206
Sumitomo Rubber Industries Ltd.	16,200	206,921
Toyota Industries Corp.	100	4,795
TRW Automotive Holdings Corp.* (a)	300	24,486
Yokohama Rubber Co., Ltd.	29,466	276,448

		1,212,718
Automobiles 1.4%
Bayerische Motoren Werke (BMW) AG	1,501	189,475
Daihatsu Motor Co., Ltd.	6,500	114,661
Daimler AG (Registered)	2,203	208,194
Ford Motor Co.	17,700	276,120
Fuji Heavy Industries Ltd.	5,300	143,084
General Motors Co.	13,200	454,344
Honda Motor Co., Ltd.	6,700	235,578
Isuzu Motors Ltd.	9,000	52,089
Mitsubishi Motors Corp.	14,700	153,585
Nissan Motor Co., Ltd.	51,800	461,015
Renault SA	6,014	585,933
Toyota Motor Corp.	7,900	444,602
Volkswagen AG	1,875	475,242

		3,793,922
Diversified Consumer Services 0.1%
Benesse Holdings, Inc.	1,600	61,058
H&R Block, Inc.	4,000	120,760

		181,818
Hotels, Restaurants & Leisure 1.2%
Carnival Corp.	6,200	234,732
Chipotle Mexican Grill, Inc.*	100	56,805
Compass Group PLC	11,746	179,527
Crown Resorts Ltd.	6,263	96,648
Darden Restaurants, Inc. (a)	2,400	121,824
Dawn Holdings, Inc.* (b)	1	1,938
Galaxy Entertainment Group Ltd.*	14,000	122,360
International Game Technology	5,300	74,518
Las Vegas Sands Corp.	1,200	96,936
Marriott International, Inc. "A"	2,200	123,244
McDonald's Corp.	5,700	558,771
Oriental Land Co., Ltd.	1,200	182,320
Royal Caribbean Cruises Ltd.	3,700	201,872
Sands China Ltd.	33,600	251,853
SJM Holdings Ltd.	33,929	95,738
Starbucks Corp.	3,600	264,168
Tatts Group Ltd.	34,755	93,520
Tim Hortons, Inc.	1,600	88,488
Trump Entertainment Resorts, Inc.*	2	0
TUI Travel PLC	13,251	96,839
Whitbread PLC	170	11,793
Wyndham Worldwide Corp.	2,100	153,783
Yum! Brands, Inc.	2,500	188,475

		3,296,152
Household Durables 0.4%
Leggett & Platt, Inc. (a)	4,400	143,616
Mohawk Industries, Inc.*	1,000	135,980
Newell Rubbermaid, Inc.	3,000	89,700
Persimmon PLC*	4,400	98,767
PulteGroup, Inc.	3,000	57,570
Sekisui Chemical Co., Ltd.	7,000	72,635
Sekisui House Ltd.	17,172	212,765
Whirlpool Corp.	2,100	313,866

		1,124,899
Leisure Equipment & Products 0.2%
Hasbro, Inc. (a)	3,600	200,232
Mattel, Inc.	6,800	272,748
Namco Bandai Holdings, Inc.	3,200	75,575
Sega Sammy Holdings, Inc.	1,500	33,528

		582,083
Media 2.0%
British Sky Broadcasting Group PLC	13,443	204,887
CBS Corp. "B"	1,500	92,700
Comcast Corp. "A"	8,900	445,178
Comcast Corp. "A"	10,100	492,476
DIRECTV*	5,800	443,236
Discovery Communications, Inc. "A"*	400	33,080
Discovery Communications, Inc. "C"*	1,300	100,178
Lagardere SCA	3,009	119,604
Liberty Global PLC "A"*	3,800	158,080
Liberty Global PLC "C"*	7,300	297,183
News Corp. "A"*	7,000	120,540
Omnicom Group, Inc.	800	58,080
Pearson PLC	9,643	170,999
Reed Elsevier PLC	6,016	92,000
Scripps Networks Interactive, Inc. "A"	2,900	220,139
SES SA	5,037	188,070
Shaw Communications, Inc. "B"	9,500	226,866
Thomson Reuters Corp.	5,400	184,592
Time Warner Cable, Inc.	1,600	219,488
Time Warner, Inc.	8,100	529,173
Twenty-First Century Fox, Inc. "A"	3,900	124,683
Twenty-First Century Fox, Inc. "B"	6,000	186,720
Viacom, Inc. "B"	2,400	203,976
Walt Disney Co.	4,700	376,329
WPP PLC	5,791	119,803

		5,408,060
Multiline Retail 0.4%
Canadian Tire Corp., Ltd. "A"	200	18,857
Dollar General Corp.*	2,500	138,700
Kohl's Corp. (a)	4,200	238,560
Macy's, Inc.	2,800	166,012
Nordstrom, Inc.	1,400	87,430
Target Corp.	4,700	284,397

		933,956
Specialty Retail 0.4%
AutoZone, Inc.*	400	214,840
Bed Bath & Beyond, Inc.* (a)	1,200	82,560
GameStop Corp. "A" (a)	500	20,550
Home Depot, Inc.	2,600	205,738
Lowe's Companies, Inc.	1,700	83,130
O'Reilly Automotive, Inc.*	400	59,356
PetSmart, Inc.	1,400	96,446
Staples, Inc. (a)	10,849	123,028
The Gap, Inc.	1,100	44,066
TJX Companies, Inc.	2,000	121,300

		1,051,014
Textiles, Apparel & Luxury Goods 0.7%
Christian Dior SA	1,190	229,415
Cie Financiere Richemont SA (Registered)	1,957	187,387
Coach, Inc.	1,500	74,490
Kering	407	83,128
Michael Kors Holdings Ltd.*	900	83,943
NIKE, Inc. "B"	3,400	251,124
PVH Corp.	700	87,339
Swatch Group AG (Bearer)	261	164,039
Swatch Group AG (Registered)	2,200	255,364
VF Corp.	3,372	208,659
Yue Yuen Industrial (Holdings) Ltd.	78,000	254,997

		1,879,885
Consumer Staples 5.8%
Beverages 0.7%
Anheuser-Busch InBev NV	574	60,333
Carlsberg AS "B"	2,206	219,830
Coca-Cola Co.	8,000	309,280
Diageo PLC	3,600	111,732
Dr. Pepper Snapple Group, Inc.	3,300	179,718
Heineken Holding NV	2,229	143,959
Heineken NV	452	31,497
Molson Coors Brewing Co. "B"	3,700	217,782
PepsiCo, Inc.	4,552	380,092
SABMiller PLC	1,726	86,211

		1,740,434
Food & Staples Retailing 2.1%
Aeon Co., Ltd.	16,100	181,264
Alimentation Couche-Tard, Inc. "B"	3,000	242,632
Casino Guichard-Perrachon SA	2,206	262,954
Costco Wholesale Corp.	1,700	189,856
CVS Caremark Corp.	7,200	538,992
Empire Co., Ltd. "A"	4,000	244,849
George Weston Ltd.	1,100	81,930
J Sainsbury PLC	83,437	440,171
Jeronimo Martins, SGPS, SA	4,476	75,183
Koninklijke Ahold NV	5,637	113,317
Kroger Co.	7,500	327,375
Lawson, Inc.	1,100	77,754
Loblaw Companies Ltd.	1,800	76,364
Metro, Inc.	1,700	99,801
Safeway, Inc.	3,700	136,678
Seven & I Holdings Co., Ltd.	2,000	76,282
Shoppers Drug Mart Corp.	1,700	93,542
Sysco Corp. (a)	4,800	173,424
Tesco PLC	90,494	445,996
Wal-Mart Stores, Inc.	7,800	596,154
Walgreen Co.	5,800	382,974
Wesfarmers Ltd.	6,506	248,653
WM Morrison Supermarkets PLC	98,356	349,592
Woolworths Ltd.	5,420	179,619

		5,635,356
Food Products 1.5%
Archer-Daniels-Midland Co.	6,800	295,052
Aryzta AG*	1,681	148,622
Bunge Ltd.	5,100	405,501
ConAgra Foods, Inc.	5,700	176,871
General Mills, Inc.	6,100	316,102
Hormel Foods Corp.	2,600	128,102
Kellogg Co.	3,700	232,027
Kerry Group PLC "A"	3,621	276,376
Kraft Foods Group, Inc.	2,700	151,470
Lindt & Spruengli AG	29	143,754
McCormick & Co., Inc.	1,200	86,088
Mondelez International, Inc. "A"	9,800	338,590
Nestle SA (Registered)	6,190	466,409
Suedzucker AG	2,615	74,568
Tate & Lyle PLC	8,211	91,491
The Hershey Co.	900	93,960
The JM Smucker Co.	2,000	194,480
Tyson Foods, Inc. "A"	3,400	149,634
Wilmar International Ltd.	78,000	214,767

		3,983,864
Household Products 0.6%
Church & Dwight Co., Inc.	2,300	158,861
Clorox Co. (a)	1,000	88,010
Colgate-Palmolive Co.	3,100	201,097
Energizer Holdings, Inc.	1,800	181,332
Kimberly-Clark Corp.	2,600	286,650
Procter & Gamble Co.	5,827	469,656
Reckitt Benckiser Group PLC	2,211	180,192

		1,565,798
Tobacco 0.9%
Altria Group, Inc.	10,351	387,438
British American Tobacco PLC	5,857	326,083
Imperial Tobacco Group PLC	9,779	395,465
Japan Tobacco, Inc.	7,500	235,172
Lorillard, Inc.	7,300	394,784
Philip Morris International, Inc.	5,000	409,350
Reynolds American, Inc.	5,900	315,178

		2,463,470
Energy 6.2%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	1,600	104,032
Diamond Offshore Drilling, Inc. (a)	3,000	146,280
Ensco PLC "A"	10,300	543,634
Halliburton Co.	1,600	94,224
National Oilwell Varco, Inc.	1,600	124,592
Noble Corp. PLC	14,000	458,360
Rowan Companies PLC "A"*	17,000	572,560
Schlumberger Ltd.	2,900	282,750
Transocean Ltd.	5,285	218,066

		2,544,498
Oil, Gas & Consumable Fuels 5.3%
Apache Corp.	2,000	165,900
BG Group PLC	8,799	164,104
BP PLC	97,214	778,521
Canadian Natural Resources Ltd.	2,100	80,486
Chesapeake Energy Corp. (a)	17,300	443,226
Chevron Corp.	6,100	725,351
ConocoPhillips	8,086	568,850
Devon Energy Corp.	6,100	408,273
Enbridge, Inc. (a)	500	22,709
Eni SpA	11,886	298,489
Exxon Mobil Corp.	6,000	586,080
Hess Corp.	4,000	331,520
HollyFrontier Corp. (a)	1,900	90,402
Husky Energy, Inc.	3,900	116,982
Idemitsu Kosan Co., Ltd.	18,700	385,091
Imperial Oil Ltd.	4,400	204,896
Japan Petroleum Exploration Co., Ltd.	4,200	139,541
JX Holdings, Inc.	150,300	722,572
Kinder Morgan, Inc.	10,000	324,900
Marathon Oil Corp.	8,300	294,816
Marathon Petroleum Corp.	3,600	313,344
Murphy Oil Corp.	3,800	238,868
Neste Oil Oyj (a)	12,131	247,327
Occidental Petroleum Corp.	4,300	409,747
OMV AG	8,238	374,137
Origin Energy Ltd.	193	2,559
Pacific Rubiales Energy Corp.	16,400	295,363
Phillips 66	5,200	400,712
Repsol SA	7,531	192,442
Royal Dutch Shell PLC "A"	23,816	870,553
Royal Dutch Shell PLC "B"	19,084	744,531
Showa Shell Sekiyu KK	52,400	467,651
Spectra Energy Corp.	4,400	162,536
Statoil ASA	14,632	413,280
Suncor Energy, Inc.	6,100	213,045
Tesoro Corp.	6,400	323,776
TonenGeneral Sekiyu KK	31,223	275,233
Total SA	9,591	629,936
TransCanada Corp. (a)	2,900	131,818
Valero Energy Corp.	7,100	377,010
Woodside Petroleum Ltd.	3,325	120,366

		14,056,943
Financials 15.7%
Capital Markets 0.7%
3i Group PLC	69,174	459,365
Ameriprise Financial, Inc.	800	88,056
Bank of New York Mellon Corp.	4,300	151,747
BlackRock, Inc.	400	125,792
Credit Suisse Group AG (Registered)	8,748	283,277
Morgan Stanley	10,300	321,051
State Street Corp.	2,200	153,010
The Goldman Sachs Group, Inc.	1,400	229,390
UBS AG (Registered)*	1,165	24,052

		1,835,740
Commercial Banks 7.2%
Aozora Bank Ltd.	226,412	644,385
Australia & New Zealand Banking Group Ltd.	10,511	323,036
Banco Bilbao Vizcaya Argentaria SA	12,357	148,677
Bank Hapoalim BM	81,575	465,433
Bank Leumi Le-Israel BM*	126,005	491,973
Bank of America Corp.	27,100	466,120
Bank of East Asia Ltd.	28,000	109,699
Bank of Montreal (a)	6,800	454,933
Bank of Nova Scotia (a)	7,206	417,368
Barclays PLC	106,841	416,747
BB&T Corp.	7,900	317,343
Bendigo & Adelaide Bank Ltd.	7,105	75,158
BNP Paribas SA	4,608	356,227
BOC Hong Kong (Holdings) Ltd.	119,500	340,396
Canadian Imperial Bank of Commerce (a)	5,200	448,032
CIT Group, Inc.	4,200	205,884
Citigroup, Inc.	8,900	423,640
Comerica, Inc.	1,400	72,520
Commonwealth Bank of Australia	2,599	187,089
Credit Agricole SA*	18,566	293,212
Danske Bank AS	14,243	397,165
DBS Group Holdings Ltd.	26,000	334,736
Fifth Third Bancorp.	18,000	413,100
First Republic Bank	1,700	91,783
Fukuoka Financial Group, Inc.	27,709	113,693
Hang Seng Bank Ltd.	21,600	344,023
HSBC Holdings PLC	60,019	607,701
JPMorgan Chase & Co.	8,400	509,964
KeyCorp	15,700	223,568
Lloyds Banking Group PLC*	212,821	267,121
M&T Bank Corp. (a)	2,500	303,250
Mitsubishi UFJ Financial Group, Inc.	46,400	254,535
Mizrahi Tefahot Bank Ltd.	12,289	168,135
Mizuho Financial Group, Inc. (a)	207,500	409,408
National Australia Bank Ltd.	8,766	288,907
National Bank of Canada (a)	10,600	424,767
Natixis	40,687	299,030
Nishi-Nippon City Bank Ltd.	20,000	44,862
Nordea Bank AB	27,911	396,400
Oversea-Chinese Banking Corp., Ltd.	33,000	250,483
PNC Financial Services Group, Inc.	6,100	530,700
Raiffeisen Bank International AG	3,521	117,651
Regions Financial Corp.	23,100	256,641
Resona Holdings, Inc.	39,000	188,251
Royal Bank of Canada (a)	6,200	408,791
Royal Bank of Scotland Group PLC*	13,118	68,144
Skandinaviska Enskilda Banken AB "A"	9,303	127,623
Societe Generale	5,124	316,310
Standard Chartered PLC	14,906	311,747
Sumitomo Mitsui Financial Group, Inc.	6,900	294,123
SunTrust Banks, Inc.	7,500	298,425
Svenska Handelsbanken AB "A"	1,899	95,441
Swedbank AB "A"	6,884	184,615
The Bank of Yokohama Ltd.	35,411	176,505
The Chiba Bank Ltd.	13,000	80,017
The Chugoku Bank Ltd.	9,700	129,218
The Gunma Bank Ltd.	18,082	98,360
The Hachijuni Bank Ltd.	24,000	136,169
The Iyo Bank Ltd.	8,600	82,080
The Toronto-Dominion Bank	10,502	492,373
U.S. Bancorp.	10,300	441,458
United Overseas Bank Ltd.	12,000	206,990
Wells Fargo & Co.	14,000	696,360
Westpac Banking Corp.	8,235	264,105
Yamaguchi Financial Group, Inc.	23,000	206,765

		19,009,365
Consumer Finance 0.3%
American Express Co.	700	63,021
Capital One Financial Corp.	4,500	347,220
Discover Financial Services	2,500	145,475
SLM Corp.	6,600	161,568

		717,284
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc. "B"*	4,000	499,880
CME Group, Inc.	2,600	192,426
Exor SpA	2,248	101,025
ING Groep NV (CVA)*	4,359	61,953
IntercontinentalExchange Group, Inc.	400	79,132
Investor AB "B"	7,871	285,168
Leucadia National Corp.	800	22,400
Pohjola Bank PLC "A"	3,382	75,288
The NASDAQ OMX Group, Inc.	1,500	55,410

		1,372,682
Insurance 5.6%
ACE Ltd.	4,500	445,770
Aegon NV	22,109	203,374
Aflac, Inc.	3,800	239,552
Alleghany Corp.*	600	244,428
Allianz SE (Registered)	1,668	281,891
Allstate Corp.	8,400	475,272
American International Group, Inc.	9,500	475,095
Aon PLC	600	50,568
Arch Capital Group Ltd.*	3,300	189,882
Assurant, Inc.	4,000	259,840
AXA SA	6,676	173,821
Axis Capital Holdings Ltd.	10,100	463,085
Baloise Holding AG (Registered)	3,007	378,110
Chubb Corp.	4,100	366,130
CNP Assurances	8,753	185,484
Direct Line Insurance Group PLC	38,599	152,998
Everest Re Group Ltd. (a)	4,300	658,115
Great-West Lifeco, Inc. (a)	5,700	157,104
Hannover Rueck SE	4,852	433,950
Hartford Financial Services Group, Inc.	4,500	158,715
Insurance Australia Group Ltd.	3,213	16,629
Intact Financial Corp.	4,000	248,937
Legal & General Group PLC	2,541	8,684
Lincoln National Corp.	3,000	152,010
Loews Corp.	15,200	669,560
Marsh & McLennan Companies, Inc.	1,400	69,020
MetLife, Inc.	6,300	332,640
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,661	362,873
Old Mutual PLC	85,111	285,779
PartnerRe Ltd.	4,729	489,452
Power Corp. of Canada	3,100	84,742
Power Financial Corp. (a)	5,200	161,010
Principal Financial Group, Inc.	1,400	64,386
Progressive Corp.	6,300	152,586
Prudential Financial, Inc.	3,000	253,950
RenaissanceRe Holdings Ltd.	4,500	439,200
Resolution Ltd.	27,372	136,481
RSA Insurance Group PLC	131,403	196,160
Sampo Oyj "A"	4,452	231,301
SCOR SE	11,344	397,489
Suncorp Group Ltd.	29,276	349,600
Swiss Life Holding AG (Registered)*	3,828	940,828
Swiss Re AG.*	6,702	621,862
The Travelers Companies, Inc.	5,000	425,500
Torchmark Corp.	2,400	188,880
Unum Group	9,900	349,569
W.R. Berkley Corp.	6,400	266,368
XL Group PLC	14,300	446,875
Zurich Insurance Group AG*	1,919	589,711

		14,925,266
Real Estate Investment Trusts 0.5%
CFS Retail Property Trust (REIT)	79,480	139,351
Crown Castle International Corp. (REIT)	4,200	309,876
Dexus Property Group (REIT)	99,301	97,634
Federation Centres Ltd. (REIT)	56,236	123,114
GPT Group (REIT)	25,473	86,475
H&R Real Estate Investment Trust (REIT) (Units)	6,100	126,138
RioCan Real Estate Investment Trust (REIT)	6,200	149,349
Stockland (REIT)	34,178	118,909
Westfield Group (REIT)	3,854	36,652
Westfield Retail Trust (REIT)	60,860	168,229

		1,355,727
Real Estate Management & Development 0.6%
Cheung Kong (Holdings) Ltd.	20,000	332,064
First Capital Realty, Inc. (a)	8,200	130,176
Henderson Land Development Co., Ltd.	17,142	100,438
New World Development Co., Ltd.	61,000	61,384
Sun Hung Kai Properties Ltd.	16,000	196,188
Swire Pacific Ltd. "A"	17,000	198,236
Swiss Prime Site AG (Registered)*	4,123	350,703
Wharf Holdings Ltd.	10,000	64,021
Wheelock & Co., Ltd.	18,000	70,475

		1,503,685
Thrifts & Mortgage Finance 0.3%
New York Community Bancorp., Inc. (a)	13,400	215,338
Ocwen Financial Corp.*	10,000	391,800
People's United Financial, Inc. (a)	17,900	266,173

		873,311
Health Care 4.8%
Biotechnology 0.8%
Actelion Ltd. (Registered)*	1,372	130,094
Amgen, Inc.	4,700	579,698
Biogen Idec, Inc.*	800	244,696
Celgene Corp.*	2,300	321,080
CSL Ltd.	5,604	361,643
Gilead Sciences, Inc.*	7,600	538,536

		2,175,747
Health Care Equipment & Supplies 0.6%
Abbott Laboratories	7,200	277,272
Baxter International, Inc.	3,400	250,172
Becton, Dickinson & Co.	1,100	128,788
CareFusion Corp.*	2,700	108,594
Covidien PLC	2,900	213,614
Medtronic, Inc.	4,700	289,238
Stryker Corp.	1,518	123,671
Zimmer Holdings, Inc.	700	66,206

		1,457,555
Health Care Providers & Services 1.3%
Aetna, Inc.	5,000	374,850
AmerisourceBergen Corp.	1,800	118,062
Cardinal Health, Inc.	2,500	174,950
Cigna Corp.	3,200	267,936
Express Scripts Holding Co.*	4,000	300,360
HCA Holdings, Inc.*	4,100	215,250
Humana, Inc.	2,800	315,616
Laboratory Corp. of America Holdings*	1,100	108,031
McKesson Corp.	1,300	229,541
Omnicare, Inc. (a)	1,200	71,604
Quest Diagnostics, Inc. (a)	5,400	312,768
UnitedHealth Group, Inc.	6,000	491,940
WellPoint, Inc.	5,300	527,615

		3,508,523
Life Sciences Tools & Services 0.0%
Thermo Fisher Scientific, Inc.	800	96,192
Pharmaceuticals 2.1%
AbbVie, Inc.	5,600	287,840
Actavis PLC*	1,300	267,605
Allergan, Inc.	100	12,410
AstraZeneca PLC	4,310	279,258
Bristol-Myers Squibb Co.	4,300	223,385
Eli Lilly & Co.	4,100	241,326
GlaxoSmithKline PLC	14,549	387,580
Johnson & Johnson	4,600	451,858
Merck & Co., Inc.	7,100	403,067
Mylan, Inc.*	1,500	73,245
Novartis AG (Registered)	7,141	606,524
Novo Nordisk AS ''B"	4,918	224,357
Otsuka Holdings KK	8,800	262,727
Perrigo Co. PLC	500	77,330
Pfizer, Inc.	17,300	555,676
Roche Holding AG (Genusschein)	1,419	426,532
Sanofi	1,953	204,088
Teva Pharmaceutical Industries Ltd.	10,026	528,708

		5,513,516
Industrials 7.8%
Aerospace & Defense 1.4%
Airbus Group NV	3,747	268,713
BAE Systems PLC	54,787	380,609
Boeing Co.	1,900	238,431
Cobham PLC	1,365	6,815
General Dynamics Corp.	2,000	217,840
Honeywell International, Inc.	3,600	333,936
L-3 Communications Holdings, Inc.	2,400	283,560
Lockheed Martin Corp.	2,000	326,480
Meggitt PLC	10,681	85,624
Northrop Grumman Corp.	2,600	320,788
Precision Castparts Corp.	800	202,208
Raytheon Co.	3,400	335,886
Rockwell Collins, Inc.	1,200	95,604
Rolls-Royce Holdings PLC*	9,573	171,724
Safran SA	1,725	119,633
Thales SA	645	42,821
United Technologies Corp.	3,300	385,572

		3,816,244
Air Freight & Logistics 0.2%
FedEx Corp.	1,000	132,560
Royal Mail PLC*	30,552	287,044
United Parcel Service, Inc. "B"	1,500	146,070

		565,674
Airlines 0.8%
Cathay Pacific Airways Ltd.	158,000	294,400
Delta Air Lines, Inc.	3,200	110,880
Deutsche Lufthansa AG (Registered)*	3,019	79,078
easyJet PLC	6,286	179,929
International Consolidated Airlines Group SA*	12,352	86,012
Japan Airlines Co., Ltd.	9,400	462,100
Singapore Airlines Ltd.	18,000	149,860
Southwest Airlines Co.	17,300	408,453
United Continental Holdings, Inc.*	5,300	236,539

		2,007,251
Building Products 0.0%
Congoleum Corp.*	3,800	0
Commercial Services & Supplies 0.6%
Babcock International Group PLC	6,729	151,268
Cintas Corp.	2,000	119,220
G4S PLC	54,258	218,835
Republic Services, Inc.	12,700	433,832
Secom Co., Ltd.	300	17,264
Securitas AB "B"	12,979	150,660
Societe BIC SA	736	96,719
Tyco International Ltd.	3,000	127,200
Waste Management, Inc. (a)	7,000	294,490

		1,609,488
Construction & Engineering 0.2%
ACS, Actividades de Construccion y Servicios SA	4,476	176,070
Bouygues SA	2,290	95,712
Chicago Bridge & Iron Co. NV	400	34,860
Jacobs Engineering Group, Inc.*	700	44,450
Leighton Holdings Ltd.	6,239	122,202

		473,294
Electrical Equipment 0.6%
ABB Ltd. (Registered)*	11,024	285,432
Alstom SA	10,180	278,416
AMETEK, Inc.	1,700	87,533
Eaton Corp. PLC	3,600	270,432
Emerson Electric Co.	2,900	193,720
Rockwell Automation, Inc.	1,000	124,550
Roper Industries, Inc.	1,100	146,861
Sensata Technologies Holding NV*	2,200	93,808
Sumitomo Electric Industries Ltd.	4,600	68,341

		1,549,093
Industrial Conglomerates 0.8%
3M Co.	2,200	298,452
Danaher Corp.	3,400	255,000
General Electric Co.	18,300	473,787
Hopewell Holdings Ltd.	28,500	97,962
Hutchison Whampoa Ltd.	23,000	305,636
Keppel Corp., Ltd.	15,000	129,789
Koninklijke Philips NV	3,744	131,712
Sembcorp Industries Ltd.	28,000	122,363
Siemens AG (Registered)	1,592	214,248
Smiths Group PLC	318	6,751
Toshiba Corp.	12,802	54,111

		2,089,811
Machinery 0.8%
AGCO Corp.	4,800	264,768
Caterpillar, Inc.	1,100	109,307
CNH Industrial NV*	8,546	98,471
Cummins, Inc.	700	104,293
Deere & Co.	5,100	463,080
Illinois Tool Works, Inc.	3,000	243,990
Ingersoll-Rand PLC	1,200	68,688
PACCAR, Inc.	1,600	107,904
Parker Hannifin Corp.	800	95,768
Pentair Ltd. (Registered)	400	31,736
Schindler Holding AG (Registered)	641	94,181
SKF AB "B"	36	923
Stanley Black & Decker, Inc.	1,700	138,108
Sulzer AG (Registered)	813	111,877
Yangzijiang Shipbuilding Holdings Ltd.	180,102	154,907

		2,088,001
Marine 0.3%
A P Moller-Maersk AS "A"	38	439,246
A P Moller-Maersk AS "B"	30	360,671
Nippon Yusen Kabushiki Kaisha	28,000	81,776

		881,693
Professional Services 0.3%
Adecco SA (Registered)*	501	41,786
Dun & Bradstreet Corp. (a)	700	69,545
Equifax, Inc.	1,800	122,454
Nielsen Holdings NV	5,800	258,854
SGS SA (Registered)	58	143,275
Towers Watson & Co. "A"	900	102,645

		738,559
Road & Rail 0.4%
Canadian National Railway Co.	300	16,855
Central Japan Railway Co.	1,800	210,914
CSX Corp. (a)	4,900	141,953
East Japan Railway Co.	1,400	103,074
MTR Corp., Ltd.	35,500	131,728
Norfolk Southern Corp.	1,100	106,887
Union Pacific Corp.	1,400	262,724
West Japan Railway Co.	4,800	195,674

		1,169,809
Trading Companies & Distributors 1.4%
ITOCHU Corp. (a)	53,400	622,920
Marubeni Corp.	100,000	670,360
Mitsubishi Corp.	35,900	665,738
Mitsui & Co., Ltd.	38,100	537,691
Rexel SA	315	8,269
Sojitz Corp.	212,100	360,922
Sumitomo Corp. (a)	50,500	641,803
Toyota Tsusho Corp.	4,300	108,978
W.W. Grainger, Inc. (a)	800	202,128

		3,818,809
Information Technology 8.8%
Communications Equipment 1.1%
Cisco Systems, Inc.	32,800	735,048
Harris Corp.	4,300	314,588
Juniper Networks, Inc.*	3,400	87,584
Motorola Solutions, Inc.	7,900	507,891
QUALCOMM, Inc.	10,300	812,258
Telefonaktiebolaget LM Ericsson "B"	37,854	504,334

		2,961,703
Computers & Peripherals 1.1%
Apple, Inc.	1,600	858,784
Canon, Inc.	8,900	275,438
EMC Corp.	15,900	435,819
Hewlett-Packard Co.	16,600	537,176
NetApp, Inc.	3,300	121,770
Ricoh Co., Ltd.	15,376	178,148
SanDisk Corp.	2,100	170,499
Seagate Technology PLC	4,700	263,952
Western Digital Corp.	2,500	229,550

		3,071,136
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp. "A"	1,000	91,650
Arrow Electronics, Inc.*	6,800	403,648
Avnet, Inc.	8,500	395,505
Corning, Inc.	20,600	428,892
Flextronics International Ltd.*	38,300	353,892
FUJIFILM Holdings Corp.	3,600	96,487
Hitachi Ltd.	7,000	51,566
Kyocera Corp.	3,100	139,555
Murata Manufacturing Co., Ltd.	900	84,698
TE Connectivity Ltd.	5,600	337,176

		2,383,069
Internet Software & Services 0.7%
eBay, Inc.*	7,200	397,728
Facebook, Inc. "A"*	4,300	259,032
Google, Inc. "A"*	500	557,255
LinkedIn Corp. "A"*	800	147,952
VeriSign, Inc.* (a)	3,600	194,076
Yahoo!, Inc.*	8,100	290,790

		1,846,833
IT Services 2.2%
Accenture PLC "A"	5,200	414,544
Alliance Data Systems Corp.*	700	190,715
AtoS	2,140	193,649
Automatic Data Processing, Inc.	4,124	318,620
Cap Gemini SA	1,434	108,725
CGI Group, Inc. "A"*	6,000	185,237
Cognizant Technology Solutions Corp. "A"*	4,200	212,562
Computer Sciences Corp.	4,900	298,018
Fidelity National Information Services, Inc.	7,400	395,530
Fiserv, Inc.*	4,800	272,112
FleetCor Technologies, Inc.*	1,000	115,100
International Business Machines Corp.	3,900	750,711
Itochu Techno-Solutions Corp.	800	33,801
Leidos Holdings, Inc. (a)	5,125	181,271
MasterCard, Inc. "A"	4,000	298,800
Nomura Research Institute Ltd.	2,300	72,500
Otsuka Corp.	700	91,362
Paychex, Inc. (a)	3,900	166,140
Total System Services, Inc.	6,700	203,747
Vantiv, Inc. "A"*	4,300	129,946
Visa, Inc. "A"	2,100	453,306
Western Union Co. (a)	15,900	260,124
Xerox Corp.	43,400	490,420

		5,836,940
Semiconductors & Semiconductor Equipment 1.3%
Analog Devices, Inc.	3,300	175,362
Applied Materials, Inc.	9,200	187,864
ASML Holding NV	18	1,666
Avago Technologies Ltd.	2,100	135,261
Broadcom Corp. "A"	9,200	289,616
Intel Corp.	27,406	707,349
KLA-Tencor Corp.	3,900	269,646
Lam Research Corp.*	7,000	385,000
Linear Technology Corp.	2,700	131,463
Marvell Technology Group Ltd.	5,900	92,925
Maxim Integrated Products, Inc.	5,600	185,472
Microchip Technology, Inc. (a)	4,200	200,592
Micron Technology, Inc.*	6,500	153,790
NVIDIA Corp. (a)	2,900	51,939
Texas Instruments, Inc.	6,600	311,190
Xilinx, Inc.	1,900	103,113

		3,382,248
Software 1.5%
Activision Blizzard, Inc.	20,200	412,888
ANSYS, Inc.*	1,000	77,020
CA, Inc.	16,000	495,520
GungHo Online Entertainment, Inc. (a)	13,700	74,601
Intuit, Inc.	4,000	310,920
Microsoft Corp.	18,186	745,444
Nexon Co., Ltd.	22,200	186,733
NICE Systems Ltd.	2,662	118,677
Oracle Corp.	13,800	564,558
Oracle Corp. Japan	1,600	72,358
SAP AG	3,049	246,797
Symantec Corp.	16,900	337,493
Synopsys, Inc.*	6,900	265,029
The Sage Group PLC	1,690	11,777
VMware, Inc. "A"*	1,000	108,020

		4,027,835
Materials 1.9%
Chemicals 0.6%
Agrium, Inc.	1,500	146,174
Asahi Kasei Corp.	24,529	166,535
Ashland, Inc.	1,100	109,428
BASF SE	9	1,000
CF Industries Holdings, Inc.	300	78,192
Dow Chemical Co.	1,000	48,590
E.I. du Pont de Nemours & Co.	1,900	127,490
Ecolab, Inc.	500	53,995
LyondellBasell Industries NV "A"	2,900	257,926
Mitsubishi Chemical Holdings Corp.	48,800	202,638
Monsanto Co.	1,300	147,901
Novozymes AS "B"	2,252	99,158
Praxair, Inc.	700	91,679
Syngenta AG (Registered)	390	147,928

		1,678,634
Construction Materials 0.2%
Fletcher Building Ltd.	11,238	93,005
Holcim Ltd. (Registered)*	4,116	341,794

		434,799
Containers & Packaging 0.1%
Rock-Tenn Co. "A"	1,800	190,026
Metals & Mining 0.9%
Anglo American PLC	1,705	43,484
Barrick Gold Corp.	20,400	363,159
BHP Billiton Ltd.	2,478	83,896
BHP Billiton PLC	4,225	130,416
Boliden AB	15,852	240,891
Fortescue Metals Group Ltd.	32,908	161,201
Freeport-McMoRan Copper & Gold, Inc.	9,700	320,779
Goldcorp, Inc.	7,000	170,773
Mitsubishi Materials Corp.	24,000	68,589
Newmont Mining Corp.	12,000	281,280
Nucor Corp.	1,700	85,918
Rio Tinto PLC	2,771	154,538
Silver Wheaton Corp.	3,700	83,940
Sumitomo Metal Mining Co., Ltd.	7,000	87,735
Yamana Gold, Inc.	20,700	181,254

		2,457,853
Paper & Forest Products 0.1%
International Paper Co.	3,800	174,344
UPM-Kymmene Oyj	6,550	112,165

		286,509
Telecommunication Services 4.5%
Diversified Telecommunication Services 3.8%
AT&T, Inc.	23,900	838,173
BCE, Inc. (a)	9,400	404,910
Bell Aliant, Inc.	5,300	129,636
BT Group PLC	74,004	470,994
CenturyLink, Inc. (a)	19,700	646,948
Deutsche Telekom AG (Registered)	13,696	221,528
Elisa Oyj	6,796	195,700
HKT Trust & HKT Ltd.	150,000	158,046
Iliad SA	346	99,835
Nippon Telegraph & Telephone Corp.	14,400	782,708
Orange SA	45,804	677,342
PCCW Ltd.	325,000	162,382
Singapore Telecommunications Ltd.	97,060	281,313
Swisscom AG (Registered)	773	474,677
TDC AS	37,193	343,756
Telecom Corp. of New Zealand Ltd.	144,644	306,325
Telecom Italia SpA	70,928	83,737
Telecom Italia SpA (RSP)	499,009	467,404
Telefonica Deutschland Holding AG	55,881	445,395
Telefonica SA	18,099	286,585
Telenor ASA	11,293	250,248
TeliaSonera AB	66,936	505,229
Telstra Corp., Ltd.	84,550	398,818
TELUS Corp.	9,300	333,387
Verizon Communications, Inc. (c)	12,000	570,840
Verizon Communications, Inc. (c)	3,000	143,040
Vivendi SA	5,236	146,068
Ziggo NV	6,050	268,886

		10,093,910
Wireless Telecommunication Services 0.7%
KDDI Corp.	6,100	354,977
NTT DoCoMo, Inc.	33,400	526,036
Rogers Communications, Inc. "B"	8,300	343,937
SoftBank Corp.	600	45,252
Vodafone Group PLC	143,445	528,101

		1,798,303
Utilities 3.0%
Electric Utilities 1.9%
American Electric Power Co., Inc.	5,600	283,696
Cheung Kong Infrastructure Holdings Ltd.	39,000	250,170
CLP Holdings Ltd.	14,000	105,796
Duke Energy Corp.	6,900	491,418
Edison International	3,900	220,779
EDP - Energias de Portugal SA	115,210	535,737
Electricite de France SA	795	31,483
Enel SpA	17,019	96,434
Entergy Corp.	6,600	441,210
Exelon Corp.	8,300	278,548
FirstEnergy Corp.	6,300	214,389
Fortum Oyj	7,788	177,050
Iberdrola SA	7,203	50,424
NextEra Energy, Inc.	3,500	334,670
Northeast Utilities	4,300	195,650
Pepco Holdings, Inc.	3,500	71,680
Pinnacle West Capital Corp.	1,500	81,990
PPL Corp.	7,800	258,492
Southern Co.	5,800	254,852
SSE PLC	9,430	231,225
Xcel Energy, Inc.	8,600	261,096

		4,866,789
Gas Utilities 0.0%
Enagas SA	28	852
Independent Power Producers & Energy Traders 0.1%
AES Corp.	10,100	144,228
Electric Power Development Co., Ltd.	2,500	70,520

		214,748
Multi-Utilities 1.0%
AGL Energy Ltd.	5,068	71,375
Alliant Energy Corp.	3,200	181,792
Ameren Corp.	2,000	82,400
Centrica PLC	53,921	296,935
CMS Energy Corp.	3,400	99,552
Consolidated Edison, Inc.	5,500	295,075
Dominion Resources, Inc.	800	56,792
DTE Energy Co.	2,800	208,012
Integrys Energy Group, Inc.	1,700	101,405
National Grid PLC	9,034	124,075
PG&E Corp.	8,600	371,520
Public Service Enterprise Group, Inc.	7,300	278,422
SCANA Corp.	4,600	236,072
Sempra Energy	2,000	193,520
Wisconsin Energy Corp.	1,700	79,135

		2,676,082
Water Utilities 0.0%
American Water Works Co., Inc.	1,800	81,720

Total Common Stocks (Cost $162,448,834)		174,897,178
Preferred Stocks 0.4%
Consumer Discretionary 0.4%
Bayerische Motoren Werke (BMW) AG	2,429	229,592
Porsche Automobil Holding SE	4,768	489,649
Volkswagen AG	1,130	292,777

		1,012,018
Financials 0.0%
Ally Financial, Inc. Series G, 144A, 7.0%	75	74,452

Total Preferred Stocks (Cost $932,330)		1,086,470
Rights 0.0%
Financials
Banco Bilbao Vizcaya Argentaria SA, Expiration Date 4/14/2014*	12,357	2,894
New World Development Co., Ltd., Expiration Date 4/14/2014*	20,333	4,194
RSA Insurance Group PLC, Expiration Date 4/9/2014*	49,276	27,521

Total Rights (Cost $2,856)		34,609
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	19,324	13,963
Hercules Trust II, Expiration Date 3/31/2029*	170	1,431

Total Warrants (Cost $30,283)		15,394

		Principal Amount ($) (d)	Value ($)
Corporate Bonds 20.4%
Consumer Discretionary 2.9%
AmeriGas Finance LLC:
6.75%, 5/20/2020		110,000	119,075
7.0%, 5/20/2022		80,000	87,400
APX Group, Inc., 6.375%, 12/1/2019		50,000	51,000
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		15,000	16,800
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		80,000	87,000
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		80,000	80,000
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		50,000	50,375
8.25%, 1/15/2019		15,000	16,088
BC Mountain LLC, 144A, 7.0%, 2/1/2021		50,000	49,500
Block Communications, Inc., 144A, 7.25%, 2/1/2020		20,000	21,300
Boyd Gaming Corp., 9.0%, 7/1/2020 (a)		40,000	44,250
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		90,000	86,557
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		155,000	137,175
CCO Holdings LLC:
6.5%, 4/30/2021		420,000	445,200
6.625%, 1/31/2022		705,000	753,469
7.375%, 6/1/2020		10,000	10,938
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		80,000	79,200
144A, 6.375%, 9/15/2020		285,000	297,825
Clear Channel Communications, Inc., 11.25%, 3/1/2021		70,000	77,875
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		65,000	68,981
Series B, 6.5%, 11/15/2022		90,000	96,187
Series A, 7.625%, 3/15/2020		10,000	10,725
Series B, 7.625%, 3/15/2020		255,000	275,400
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	4,975
Columbus International, Inc., 144A, 11.5%, 11/20/2014		100,000	106,375
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		50,000	53,250
DBP Holding Corp., 144A, 7.75%, 10/15/2020		55,000	52,800
Delphi Corp., 5.0%, 2/15/2023		70,000	74,200
DISH DBS Corp.:
4.25%, 4/1/2018		70,000	73,063
5.0%, 3/15/2023		95,000	95,712
7.875%, 9/1/2019		270,000	319,275
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (a)		95,000	82,887
Harron Communications LP, 144A, 9.125%, 4/1/2020		45,000	50,850
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		40,000	43,200
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		120,000	125,100
Libbey Glass, Inc., 6.875%, 5/15/2020		27,000	29,498
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		90,000	98,437
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		40,000	42,100
Mediacom Broadband LLC, 6.375%, 4/1/2023		35,000	37,100
MGM Resorts International:
6.625%, 12/15/2021 (a)		150,000	165,000
6.75%, 10/1/2020		40,000	44,350
8.625%, 2/1/2019		400,000	479,000
Myriad International Holdings BV, 144A, 6.0%, 7/18/2020		200,000	217,000
PNK Finance Corp., 144A, 6.375%, 8/1/2021		70,000	72,800
Quebecor Media, Inc., 5.75%, 1/15/2023		50,000	50,125
RCI Banque SA, 144A, 3.5%, 4/3/2018		100,000	103,875
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		845,000	959,075
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		35,000	35,263
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (a)		55,000	60,431
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020		60,000	63,150
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		85,000	88,400
Starz LLC, 5.0%, 9/15/2019		40,000	41,300
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		65,000	65,650
Time Warner Cable, Inc., 7.3%, 7/1/2038		45,000	56,221
Travelport LLC, 144A, 6.361% **, 3/1/2016		11,753	11,841
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		200,000	204,000
144A, 7.5%, 3/15/2019	EUR	400,000	597,900
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	110,000	165,751
Univision Communications, Inc., 144A, 6.875%, 5/15/2019		25,000	26,875
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		50,000	56,750

			7,815,899
Consumer Staples 1.4%
Big Heart Pet Brands, 7.625%, 2/15/2019		66,000	68,764
BRF SA, 144A, 5.875%, 6/6/2022		200,000	207,000
Chiquita Brands International, Inc., 7.875%, 2/1/2021		44,000	49,115
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		100,000	112,500
ESAL GmbH, 144A, 6.25%, 2/5/2023		250,000	236,250
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		145,000	154,062
144A, 8.25%, 2/1/2020		370,000	405,150
Marfrig Holding Europe BV, 144A, 11.25%, 9/20/2021		200,000	214,500
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		250,000	278,750
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018		200,000	169,000
Pilgrim's Pride Corp., 7.875%, 12/15/2018		430,000	462,250
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		95,000	99,513
7.125%, 4/15/2019		1,015,000	1,073,362
Smithfield Foods, Inc., 6.625%, 8/15/2022		90,000	97,200

			3,627,416
Energy 2.3%
Access Midstream Partners LP, 6.125%, 7/15/2022		15,000	16,144
Afren PLC, 144A, 10.25%, 4/8/2019		140,000	159,425
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		50,000	51,750
6.75%, 11/1/2020		50,000	52,750
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		50,000	54,125
Chaparral Energy, Inc., 7.625%, 11/15/2022		85,000	92,013
Crosstex Energy LP, 7.125%, 6/1/2022		20,000	23,375
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		200,000	254,979
DCP Midstream Operating LP, 2.7%, 4/1/2019		70,000	69,831
Denbury Resources, Inc., 4.625%, 7/15/2023		45,000	41,850
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		85,000	89,250
Energy Transfer Partners LP, 4.15%, 10/1/2020		70,000	72,237
EP Energy LLC:
6.875%, 5/1/2019		15,000	16,200
7.75%, 9/1/2022		80,000	89,800
EV Energy Partners LP, 8.0%, 4/15/2019		35,000	36,225
FMC Technologies, Inc., 3.45%, 10/1/2022		200,000	191,108
Halcon Resources Corp.:
8.875%, 5/15/2021		135,000	140,062
9.75%, 7/15/2020		65,000	70,038
Holly Energy Partners LP, 6.5%, 3/1/2020		10,000	10,625
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		100,000	102,625
Linn Energy LLC:
6.5%, 5/15/2019		25,000	26,063
144A, 7.25%, 11/1/2019		540,000	562,950
MEG Energy Corp., 144A, 7.0%, 3/31/2024		145,000	153,337
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021 (a)		135,000	141,075
10.75%, 10/1/2020 (a)		150,000	165,750
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		85,000	87,763
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		140,000	148,750
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	204,000
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		225,000	241,875
144A, 6.875%, 3/15/2022		115,000	124,487
6.875%, 1/15/2023		35,000	37,975
7.25%, 2/1/2019		60,000	64,200
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		200,000	218,250
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		100,000	101,750
7.5%, 11/1/2019		140,000	149,100
ONEOK Partners LP, 6.15%, 10/1/2016		201,000	224,692
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		250,000	209,375
PT Pertamina Persero, 144A, 5.625%, 5/20/2043		200,000	169,250
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	261,808
Rowan Companies, Inc., 4.75%, 1/15/2024		100,000	101,188
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		175,000	180,469
SandRidge Energy, Inc., 7.5%, 3/15/2021		190,000	202,825
SESI LLC, 7.125%, 12/15/2021		30,000	33,450
Talisman Energy, Inc., 3.75%, 2/1/2021		120,000	119,321
Talos Production LLC, 144A, 9.75%, 2/15/2018		95,000	99,512
Transocean, Inc., 3.8%, 10/15/2022		370,000	353,723
Whiting Petroleum Corp., 5.0%, 3/15/2019		75,000	79,313

			6,096,663
Financials 3.2%
Ally Financial, Inc., 5.5%, 2/15/2017		15,000	16,275
American Tower Corp., (REIT), 3.5%, 1/31/2023		90,000	85,108
Banco de Credito del Peru, 144A, 6.875%, 9/16/2026		200,000	215,750
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	122,135
Bank of America Corp., 3.3%, 1/11/2023		105,000	101,229
Barclays Bank PLC, 7.625%, 11/21/2022		250,000	275,625
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		200,000	216,250
CIT Group, Inc.:
4.25%, 8/15/2017		495,000	518,513
5.0%, 5/15/2017		935,000	999,281
5.25%, 3/15/2018		10,000	10,750
Country Garden Holdings Co., Ltd., 144A, 7.25%, 4/4/2021		200,000	186,600
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	525,000
E*TRADE Financial Corp.:
6.375%, 11/15/2019		140,000	152,250
6.75%, 6/1/2016		745,000	806,462
Health Care REIT, Inc., (REIT), 4.5%, 1/15/2024		105,000	108,139
Hospitality Properties Trust, (REIT), 4.65%, 3/15/2024		205,000	203,955
HSBC Holdings PLC, 4.25%, 3/14/2024		215,000	215,265
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	102,000
6.25%, 5/15/2019		410,000	452,025
8.75%, 3/15/2017		40,000	46,950
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		200,000	206,999
Itau Unibanco Holding SA, 144A, 5.5%, 8/6/2022		200,000	200,000
Jefferies Group LLC, 5.125%, 1/20/2023		60,000	63,061
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		235,000	260,617
Morgan Stanley:
3.75%, 2/25/2023		125,000	124,208
4.1%, 5/22/2023		85,000	84,138
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		40,000	42,800
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		10,000	10,500
Nordea Bank AB, 144A, 4.25%, 9/21/2022		375,000	378,333
Omega Healthcare Investors, Inc., (REIT), 144A, 4.95%, 4/1/2024		130,000	127,241
PNC Bank NA, 6.875%, 4/1/2018		300,000	349,581
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		100,000	103,802
SLM Corp., 5.5%, 1/25/2023		125,000	122,656
The Goldman Sachs Group, Inc., 3.625%, 1/22/2023 (a)		165,000	162,311
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024 (a)		300,000	299,250
Turkiye Is Bankasi:
144A, 3.875%, 11/7/2017		250,000	243,750
144A, 6.0%, 10/24/2022		250,000	234,000
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		90,000	87,604
Wells Fargo & Co., 5.375%, 11/2/2043		70,000	73,737

			8,534,150
Health Care 1.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		10,000	10,800
Biomet, Inc.:
6.5%, 8/1/2020		85,000	91,545
6.5%, 10/1/2020		25,000	26,563
Community Health Systems, Inc.:
5.125%, 8/15/2018		290,000	304,500
7.125%, 7/15/2020		170,000	184,450
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		10,000	10,775
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		10,000	11,200
HCA, Inc.:
6.5%, 2/15/2020		880,000	985,600
7.5%, 2/15/2022		725,000	828,312
Hologic, Inc., 6.25%, 8/1/2020		40,000	42,300
IMS Health, Inc., 144A, 6.0%, 11/1/2020		60,000	63,150
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		110,000	104,775
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		90,000	97,425
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		14,000	15,715
Tenet Healthcare Corp.:
4.375%, 10/1/2021		110,000	106,150
4.5%, 4/1/2021		10,000	9,775
6.25%, 11/1/2018		230,000	253,719

			3,146,754
Industrials 1.6%
Accuride Corp., 9.5%, 8/1/2018		10,000	10,250
ADT Corp., 144A, 6.25%, 10/15/2021 (a)		45,000	46,238
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		50,000	51,688
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		70,000	66,150
BE Aerospace, Inc., 6.875%, 10/1/2020		185,000	203,037
Belden, Inc., 144A, 5.5%, 9/1/2022		85,000	86,062
Bombardier, Inc., 144A, 5.75%, 3/15/2022 (a)		328,000	331,280
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		200,000	234,750
Clean Harbors, Inc., 5.125%, 6/1/2021		65,000	66,300
DigitalGlobe, Inc., 5.25%, 2/1/2021		35,000	34,563
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		200,000	191,750
FTI Consulting, Inc., 6.0%, 11/15/2022		50,000	51,000
GenCorp, Inc., 7.125%, 3/15/2021		185,000	200,494
General Electric Co., 2.7%, 10/9/2022		170,000	164,765
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		400,000	408,000
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		560,000	602,000
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		100,000	105,000
Meritor, Inc., 6.75%, 6/15/2021		55,000	58,162
Navios South American Logistics, Inc., 9.25%, 4/15/2019		15,000	16,050
Nortek, Inc., 8.5%, 4/15/2021		155,000	173,212
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		194,580	201,877
Titan International, Inc., 144A, 6.875%, 10/1/2020		170,000	180,200
Total System Services, Inc., 3.75%, 6/1/2023		80,000	75,969
TransDigm, Inc.:
7.5%, 7/15/2021		100,000	110,750
7.75%, 12/15/2018		80,000	85,800
United Rentals North America, Inc.:
6.125%, 6/15/2023		10,000	10,600
7.375%, 5/15/2020		25,000	27,594
7.625%, 4/15/2022		270,000	302,737
Watco Companies LLC, 144A, 6.375%, 4/1/2023		40,000	40,600

			4,136,878
Information Technology 1.1%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		30,000	31,613
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		60,000	62,850
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		100,000	105,250
CDW LLC, 8.5%, 4/1/2019		610,000	667,950
CyrusOne LP, 6.375%, 11/15/2022		25,000	26,375
EarthLink Holdings Corp., 7.375%, 6/1/2020		70,000	72,800
Equinix, Inc., 5.375%, 4/1/2023		175,000	178,500
First Data Corp.:
144A, 6.75%, 11/1/2020		365,000	392,375
144A, 7.375%, 6/15/2019		725,000	779,375
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		20,000	20,400
Hewlett-Packard Co., 3.3%, 12/9/2016		200,000	210,349
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		60,000	65,850
7.625%, 6/15/2021		190,000	214,225
IAC/InterActiveCorp., 4.75%, 12/15/2022		50,000	48,937

			2,876,849
Materials 1.9%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		200,000	211,000
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		500,000	487,776
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		83,640	91,168
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		100,000	106,000
CF Industries, Inc., 5.15%, 3/15/2034		90,000	92,538
Corp Nacional del Cobre de Chile, 144A, 5.625%, 10/18/2043 (a)		200,000	204,925
CSN Resources SA, 144A, 6.5%, 7/21/2020		200,000	204,000
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		129,000	130,613
144A, 7.0%, 2/15/2021		129,000	131,258
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (a)		195,000	205,237
144A, 6.875%, 4/1/2022 (a)		290,000	312,475
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		220,000	210,104
Fresnillo PLC, 144A, 5.5%, 11/13/2023		200,000	201,000
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		50,000	47,754
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		320,000	331,200
8.875%, 2/1/2018		90,000	93,600
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		75,000	66,750
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	45,100
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		200,000	204,750
Novelis, Inc., 8.75%, 12/15/2020		955,000	1,067,212
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		70,000	73,413
Polymer Group, Inc., 7.75%, 2/1/2019		255,000	272,850
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	201,250
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		10,000	11,175
144A, 8.375%, 9/15/2021		10,000	11,513
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		200,000	183,500

			5,198,161
Telecommunication Services 4.3%
CC Holdings GS V LLC, 3.849%, 4/15/2023		120,000	116,733
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		25,000	26,281
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		775,000	848,625
8.75%, 3/15/2018 (a)		430,000	449,887
Cricket Communications, Inc., 7.75%, 10/15/2020		615,000	702,945
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		200,000	213,500
144A, 10.5%, 4/15/2018		200,000	212,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		850,000	884,000
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	120,439	0
Frontier Communications Corp.:
7.125%, 1/15/2023		390,000	404,625
8.5%, 4/15/2020 (a)		160,000	186,000
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		125,000	122,500
7.25%, 10/15/2020		690,000	748,650
7.5%, 4/1/2021		340,000	373,150
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		165,000	173,663
144A, 8.125%, 6/1/2023		25,000	26,500
Level 3 Communications, Inc., 8.875%, 6/1/2019		205,000	225,244
Level 3 Financing, Inc.:
7.0%, 6/1/2020		185,000	200,494
8.625%, 7/15/2020		450,000	504,562
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		655,000	699,212
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	195,500
Oi SA, 144A, 5.75%, 2/10/2022 (a)		200,000	191,500
SBA Communications Corp., 5.625%, 10/1/2019		50,000	52,375
Sprint Communications, Inc.:
6.0%, 12/1/2016		820,000	898,925
6.0%, 11/15/2022		85,000	86,594
8.375%, 8/15/2017		210,000	247,012
9.125%, 3/1/2017		15,000	17,738
T-Mobile U.S.A., Inc., 6.625%, 4/1/2023 (a)		70,000	74,200
tw telecom holdings, Inc.:
5.375%, 10/1/2022		75,000	76,500
5.375%, 10/1/2022		15,000	15,300
6.375%, 9/1/2023		70,000	74,900
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		370,000	395,900
Verizon Communications, Inc., 6.55%, 9/15/2043		250,000	304,234
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		50,000	54,375
Windstream Corp.:
6.375%, 8/1/2023		60,000	58,500
7.5%, 4/1/2023		20,000	21,000
7.75%, 10/15/2020		1,075,000	1,152,937
7.75%, 10/1/2021		185,000	198,875
7.875%, 11/1/2017		130,000	149,175

			11,384,111
Utilities 0.5%
AES Corp.:
8.0%, 10/15/2017		6,000	7,102
8.0%, 6/1/2020		30,000	35,400
Calpine Corp.:
144A, 7.5%, 2/15/2021		676,000	738,530
144A, 7.875%, 7/31/2020		36,000	39,600
DTE Energy Co., 7.625%, 5/15/2014		81,000	81,672
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		250,000	267,200
Electricite de France SA, 144A, 5.25%, 1/29/2049		100,000	100,150

			1,269,654

Total Corporate Bonds (Cost $52,216,816)			54,086,535
Asset-Backed 0.5%
Automobile Receivables 0.2%
AmeriCredit Automobile Receivables Trust, "E", Series 2011-2, 144A, 5.48%, 9/10/2018		528,181	552,817
Miscellaneous 0.3%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.888% **, 1/17/2024		250,000	250,986
Vericrest Opportunity Loan Transferee, "A1", Series 2014-NPL3, 144A, 3.25%, 11/25/2053		500,000	500,000

			750,986

Total Asset-Backed (Cost $1,297,896)			1,303,803
Mortgage-Backed Securities Pass-Throughs 0.5%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		11,362	12,590
Federal National Mortgage Association:
4.5%, 9/1/2035		26,283	28,212
5.5%, 8/1/2037		835,741	923,167
6.0%, 1/1/2024		33,638	37,094
6.5%, with various maturities from 5/1/2017 until 1/1/2038		9,673	10,359
8.0%, 9/1/2015		7,478	7,687
Government National Mortgage Association, 5.5%, 9/20/2040		174,846	193,280

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,198,753)			1,212,389
Commercial Mortgage-Backed Securities 0.7%
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.155% **, 3/15/2018		120,000	120,336
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		380,000	380,016
"A4", Series 2007-C1, 5.716%, 2/15/2051		225,000	248,566
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		258,032	276,555
WFRBS Commercial Mortgage Trust, "A5", Series 2013-C14, 3.337%, 6/15/2046		750,000	738,154

Total Commercial Mortgage-Backed Securities (Cost $1,795,995)			1,763,627
Collateralized Mortgage Obligations 1.4%
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		690,423	71,914
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		777,459	96,506
"ZB", Series 4183, 3.0%, 3/15/2043		1,028,423	843,455
"ZG", Series 4213, 3.5%, 6/15/2043		113,057	108,053
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		1,370,119	206,709
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		719,662	96,620
"H", Series 2278, 6.5%, 1/15/2031		142	156
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	93,906
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		258,340	79,223
"PI", Series 2006-20, Interest Only, 6.526% ***, 11/25/2030		446,626	75,608
Government National Mortgage Association:
"ZJ", Series 2013-106, 3.5%, 7/20/2043		160,849	134,682
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		838,070	91,865
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		1,164,020	116,807
"GP", Series 2010-67, 4.5%, 3/20/2039		250,000	268,037
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		137,755	23,942
"ND", Series 2010-130, 4.5%, 8/16/2039		600,000	642,696
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		74,772	569
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		363,183	43,849
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		628,555	113,402
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		636,829	112,765
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		456,197	91,091
"AI", Series 2007-38, Interest Only, 6.305% ***, 6/16/2037		109,160	15,602
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		494,807	466,385

Total Collateralized Mortgage Obligations (Cost $3,589,858)			3,793,842
Government & Agency Obligations 5.5%
Other Government Related (e) 1.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		250,000	254,270
European Investment Bank, 144A, 4.6%, 1/30/2037	CAD	1,000,000	918,525
Gazprom Neft OAO, 144A, 6.0%, 11/27/2023		250,000	245,000
Inter-American Development Bank, 4.375%, 1/24/2044		430,000	451,324
Queensland Treasury Corp., Series 33, 6.5%, 3/14/2033	AUD	1,225,000	1,307,152
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		250,000	257,500

			3,433,771
Sovereign Bonds 1.1%
Caisse d'Amortissement de la Dette Sociale, 144A, 3.375%, 3/20/2024		303,000	301,679
Province of Manitoba Canada, 4.05%, 9/5/2045	CAD	1,046,000	984,120
Republic of Belarus, REG S, 8.75%, 8/3/2015		100,000	101,250
Republic of Croatia, 144A, 6.0%, 1/26/2024		200,000	208,000
Republic of Ghana, 144A, 8.5%, 10/4/2017		200,000	202,750
Republic of Singapore, 3.375%, 9/1/2033	SGD	1,488,000	1,220,393

			3,018,192
U.S. Government Sponsored Agency 0.3%
Federal National Mortgage Association, 3.0%, 11/15/2027		1,000,000	913,894
U.S. Treasury Obligations 2.8%
U.S. Treasury Bills:
0.035% ****, 6/12/2014 (f)		156,000	155,994
0.065% ****, 8/14/2014 (f)		170,000	169,962
0.07% ****, 8/14/2014		16,000	15,996
U.S. Treasury Bonds:
3.75%, 11/15/2043		12,000	12,424
5.375%, 2/15/2031		2,071,000	2,649,262
U.S. Treasury Notes:
1.0%, 8/31/2016 (g)		3,000,000	3,026,484
1.0%, 9/30/2016		1,200,000	1,209,750
1.75%, 5/15/2023		100,000	92,641

			7,332,513

Total Government & Agency Obligations (Cost $14,821,840)			14,698,370
Loan Participations and Assignments 0.0%
Senior Loan **
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017 (Cost $93,583)		95,000	97,270
Municipal Bonds and Notes 0.2%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (Cost $413,253)		413,253	427,527
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 7.5%, 3/31/2015 (PIK) (Cost $207,078)		209,283	398,014
Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $20,323)		40,000	35,200
	Shares	Value ($)

Securities Lending Collateral 5.0%
Daily Assets Fund Institutional, 0.07% (h) (i) (Cost $13,340,317)	13,340,317	13,340,317
Cash Equivalents 3.1%
Central Cash Management Fund, 0.05% (h) (Cost $8,290,532)	8,290,532	8,290,532

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $260,700,547) †	103.7	275,481,077
Other Assets and Liabilities, Net (a)	(3.7)	(9,841,518)

Net Assets	100.0	265,639,559

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	120,439	EUR	165,016	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2014.

***	These securities are shown at their current rate as of March 31, 2014.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $261,035,300.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $14,445,777.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,226,147 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,780,370.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $12,609,351, which is 4.7% of net assets.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	2,342	1,938	0.00%

(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Principal amount stated in U.S. dollars unless otherwise noted.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At March 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At March 31, 2014, this security has been pledged, in whole or in part, as collateral for open bilateral swap contracts.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
CVA: Certificaten Van Aandelen (Certificate of Stock)
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	6/19/2014	110	13,585,000	(48,062)
5 Year U.S. Treasury Note	USD	6/30/2014	3	356,859	(1,764)
Total unrealized depreciation					(49,826)

At March 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	6/19/2014	22	2,585,672	(7,835)
Euro-OAT	EUR	6/6/2014	9	1,689,591	(14,896)
U.S. Long Bond	USD	6/19/2014	7	932,531	3,268
Ultra Long U.S. Treasury Bond	USD	6/19/2014	3	433,406	(3,569)
Total net unrealized depreciation					(23,032)

At March 31, 2014, open written option contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (j)
Call Options
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	2,100,0001	5/9/2014	15,488	(315)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,100,0001	3/15/2016	15,172	(15,919)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,100,0002	3/15/2016	24,780	(15,919)
Total Call Options				55,440	(32,153)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,100,0002	3/15/2016	5,355	(507)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,100,0001	3/15/2016	15,172	(507)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	1,900,0001	3/4/2015	19,950	(15,692)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	4,900,0003	10/22/2014	62,230	(22,132)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	1,900,0002	1/30/2015	23,465	(15,684)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	2,100,0004	1/26/2015	21,184	(19,042)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	4,900,0002	10/17/2014	67,620	(27,198)
Total Put Options				214,976	(100,762)

Total				270,416	(132,915)

(j)	Unrealized appreciation on written options on interest rate swap contracts at March 31, 2014 was $137,501.

At March 31, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Dates	Notional Amount ($) (k)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/20/2012 12/20/2017	125,000	5	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	18,284	6,916	11,368

(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At March 31, 2014, open interest rate swap contracts sold were as follows:

Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/30/2014 12/30/2016	2,100,000	Floating — LIBOR	Fixed — 1.173%	2,176	2,482
5/13/2014 5/13/2044	2,100,000	Fixed — 4.064%	Floating — LIBOR	(197,406)	(173,029)
12/30/2014 12/30/2024	3,800,000	Fixed — 3.524%	Floating — LIBOR	(120,977)	(120,594)
12/30/2014 12/30/2019	100,000	Floating — LIBOR	Fixed — 2.522%	934	1,024
12/30/2014 12/30/2044	300,000	Floating — LIBOR	Fixed — 4.081%	22,195	22,570
Total net unrealized depreciation					(267,547)

Bilateral Swap

Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/3/2013 6/3/2025	2,100,000	1	Floating — LIBOR	Fixed — 3.0%	(44,811)	—	(44,811)

LIBOR: London Interbank Offered Rate
Counterparties
1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	Barclays Bank PLC
5	UBS AG

As of March 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,769,670	NZD	2,100,000	4/3/2014	52,665	Australia & New Zealand Banking Group Ltd.
USD	2,709,060	AUD	3,000,000	4/3/2014	72,950	Australia & New Zealand Banking Group Ltd.
USD	427,163	RUB	15,600,000	4/4/2014	17,468	BNP Paribas
SEK	8,912,465	NOK	8,300,000	4/7/2014	8,976	Nomura International PLC
USD	434,321	ZAR	4,700,000	4/7/2014	11,766	Commonwealth Bank of Australia
SEK	11,000,000	USD	1,715,958	4/10/2014	16,621	Barclays Bank PLC
JPY	180,000,000	USD	1,774,866	4/10/2014	30,857	Nomura International PLC
USD	1,740,905	JPY	180,000,000	4/11/2014	3,114	Barclays Bank PLC
JPY	180,000,000	USD	1,769,085	4/11/2014	25,067	UBS AG
USD	1,709,632	CAD	1,900,000	4/14/2014	8,528	Australia & New Zealand Banking Group Ltd.
JPY	131,733,750	NZD	1,500,000	4/14/2014	24,101	Nomura International PLC
EUR	560,000	USD	775,406	4/15/2014	3,944	Citigroup, Inc.
SEK	16,896,931	GBP	1,600,000	4/22/2014	57,201	Barclays Bank PLC
USD	1,251,381	CAD	1,400,000	4/22/2014	14,397	Australia & New Zealand Banking Group Ltd.
USD	1,247,267	CAD	1,400,000	4/22/2014	18,511	JPMorgan Chase Securities, Inc.
USD	2,558,262	AUD	2,800,000	4/22/2014	34,891	Australia & New Zealand Banking Group Ltd.
SEK	11,000,000	USD	1,708,755	4/22/2014	9,739	Barclays Bank PLC
CAD	2,800,000	USD	2,539,052	4/22/2014	7,495	Australia & New Zealand Banking Group Ltd.
USD	1,332,203	NOK	8,000,000	4/22/2014	2,815	Citigroup, Inc.
USD	1,694,990	SEK	11,000,000	4/22/2014	4,026	Citigroup, Inc.
JPY	180,000,000	USD	1,770,986	4/22/2014	26,862	JPMorgan Chase Securities, Inc.
USD	885,425	NOK	5,430,000	4/23/2014	20,684	Barclays Bank PLC
USD	999,920	CAD	1,107,000	4/23/2014	925	Citigroup. Inc.
USD	180,820	CAD	200,000	4/23/2014	2	Nomura International PLC
CAD	1,659,544	USD	1,509,184	4/23/2014	8,780	UBS AG
USD	517,723	AUD	580,000	4/23/2014	19,394	UBS AG
USD	679,099	SGD	858,000	4/23/2014	2,997	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					504,776

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

NZD	2,100,000	USD	1,749,930	4/3/2014	(72,405)	Nomura International PLC
AUD	1,500,000	USD	1,342,785	4/3/2014	(48,220)	Barclays Bank PLC
AUD	1,400,000	USD	1,268,161	4/3/2014	(30,110)	Citigroup. Inc.
RUB	15,600,000	USD	423,851	4/4/2014	(20,780)	JPMorgan Chase Securities, Inc.
USD	1,386,350	EUR	1,000,000	4/7/2014	(8,716)	Barclays Bank PLC
NOK	8,300,000	SEK	8,893,193	4/7/2014	(11,953)	Citigroup. Inc.
EUR	1,000,000	USD	1,377,084	4/7/2014	(551)	Nomura International PLC
ZAR	14,100,000	USD	1,316,605	4/7/2014	(21,653)	Commonwealth Bank of Australia
USD	1,734,961	SEK	11,000,000	4/10/2014	(35,624)	Barclays Bank PLC
USD	1,769,077	JPY	180,000,000	4/10/2014	(25,068)	UBS AG
NZD	1,500,000	JPY	130,302,000	4/14/2014	(37,973)	Australia & New Zealand Banking Group Ltd.
CAD	1,900,000	USD	1,705,902	4/14/2014	(12,258)	Barclays Bank PLC
AUD	1,900,000	USD	1,730,786	4/22/2014	(28,854)	Australia & New Zealand Banking Group Ltd.
AUD	900,000	USD	816,189	4/22/2014	(17,324)	Nomura International PLC
USD	1,759,637	JPY	180,000,000	4/22/2014	(15,514)	JPMorgan Chase Securities, Inc.
USD	2,528,267	JPY	260,000,000	4/22/2014	(8,977)	BNP Paribas
CAD	500,000	USD	450,508	4/23/2014	(1,545)	BNP Paribas
NOK	5,430,000	USD	875,502	4/23/2014	(30,607)	Commonwealth Bank of Australia
AUD	1,991,800	USD	1,749,650	4/23/2014	(94,881)	Nomura International PLC
SGD	1,399,490	USD	1,096,107	4/23/2014	(16,466)	Citigroup. Inc.
SGD	843,000	USD	664,588	4/23/2014	(5,584)	BNP Paribas
SGD	950,000	USD	751,873	4/23/2014	(3,362)	Barclays Bank PLC
Total unrealized depreciation					(548,425)

Currency Abbreviations

AUD	Australian Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	RUB	Russian Ruble
CAD	Canadian Dollar	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
NOK	Norwegian Krone

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$11,827,342	$7,635,227	$1,938	$19,464,507
Consumer Staples	9,731,676	5,657,246	—	15,388,922
Energy	9,557,042	7,044,399	—	16,601,441
Financials	21,099,689	20,493,371	—	41,593,060
Health Care	9,340,022	3,411,511	—	12,751,533
Industrials	9,684,689	11,123,037	0	20,807,726
Information Technology	20,966,892	2,542,872	—	23,509,764
Materials	2,912,848	2,134,973	—	5,047,821
Telecommunication Services	3,410,871	8,481,342	—	11,892,213
Utilities	5,798,115	2,042,076	—	7,840,191
Preferred Stock	—	1,086,470	—	1,086,470
Rights(m)	34,609	—	—	34,609
Warrants(m)	—	—	15,394	15,394
Fixed Income Investments(m)
Corporate Bonds	—	54,086,535	0	54,086,535
Asset Backed	—	1,303,803	—	1,303,803
Mortgage-Backed Securities Pass- Throughs	—	1,212,389	—	1,212,389
Commercial Mortgage-Backed Securities	—	1,763,627	—	1,763,627
Collateralized Mortgage Obligations	—	3,793,842	—	3,793,842
Government & Agency Obligations	—	14,698,370	—	14,698,370
Loan Participations and Assignments	—	97,270	—	97,270
Municipal Bonds and Notes	—	427,527	—	427,527
Convertible Bond	—	—	398,014	398,014
Preferred Securities	—	35,200	—	35,200
Short-Term Investments(m)	21,630,849	—	—	21,630,849
Derivatives(n)
Futures Contracts	3,268	—	—	3,268
Credit Default Swap Contracts	—	11,368	—	11,368
Interest Rate Swap Contracts	—	26,076	—	26,076
Forward Foreign Currency Exchange Contracts	—	504,776	—	504,776
Total	$125,997,912	$149,613,307	$415,346	$276,026,565
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(n)
Futures Contracts	$(76,126)	$—	$—	$(76,126)
Written Options	—	(132,915)	—	(132,915)
Interest Rate Swap Contracts	—	(338,434)	—	(338,434)
Forward Foreign Currency Exchange Contracts	—	(548,425)	—	(548,425)
Total	$(76,126)	$(1,019,774)	$—	$(1,095,900)

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(m)	See Investment Portfolio for additional detailed categorizations.
(n)
Derivatives include written options, at value; and  unrealized appreciation (depreciation) on open futures contract, credit default swap contracts, interest rate swap contracts,  forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$11,368	$—	$—
Foreign Exchange Contracts	$—	$—	$(43,649)	$—
Interest Rate Contracts	$(72,858)	$(312,358)	$—	$137,501

Investment Portfolio	as of March 31, 2014 (Unaudited)
DWS Government & Agency Securities VIP
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 95.7%
Federal Home Loan Mortgage Corp., 3.0%, 8/1/2042 (a)	13,000,000	12,528,242
Federal National Mortgage Association, 4.5%, 11/1/2039 (a)	13,000,000	13,869,375
Government National Mortgage Association:
3.5%, with various maturities from 6/1/2042 until 3/20/2043 (a)	4,691,538	4,796,483
4.0%, with various maturities from 9/20/2040 until 6/20/2043 (a)	4,951,414	5,206,929
4.5%, with various maturities from 6/20/2033 until 2/20/2043 (a)	18,803,438	20,309,870
4.55%, 1/15/2041	403,791	437,433
4.625%, 5/15/2041	194,878	212,246
5.0%, with various maturities from 11/20/2032 until 4/15/2042	15,338,524	16,855,123
5.5%, with various maturities from 10/15/2032 until 7/20/2040	8,187,733	9,140,582
6.0%, with various maturities from 7/15/2014 until 5/15/2040	8,510,033	9,586,330
6.5%, with various maturities from 9/15/2036 until 2/15/2039	1,041,065	1,176,767
7.0%, with various maturities from 2/20/2027 until 11/15/2038	227,058	262,469
7.5%, 10/20/2031	7,594	9,007

Total Mortgage-Backed Securities Pass-Throughs (Cost $93,421,942)		94,390,856
Collateralized Mortgage Obligations 14.6%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	213,993	188,426
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043	1,371,258	780,934
"KB", Series 4144, 2.5%, 12/15/2042	214,837	171,840
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	115,687	8,452
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	1,249,129	108,584
"WI", Series 3939, Interest Only, 3.0%, 10/15/2025	457,096	36,786
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	645,973	57,127
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	202,759	19,041
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	164,946	17,681
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	1,554,918	193,012
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	93,429	153
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025	978,724	88,906
"DZ", Series 4199, 3.5%, 5/15/2043	240,767	210,232
"ZG", Series 4213, 3.5%, 6/15/2043	376,857	360,178
"22", Series 243, Interest Only, 4.497% *, 6/15/2021	549,991	36,720
"NI", Series 3657, Interest Only, 4.5%, 8/15/2027	324,789	8,509
"PI", Series 2535, Interest Only, 6.0%, 9/15/2032	125,473	3,845
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	156,536	26,644
"A", Series 172, Interest Only, 6.5%, 1/1/2024	21,429	3,477
"DS", Series 3199, Interest Only, 6.995% *, 8/15/2036	2,116,564	404,820
"S", Series 2416, Interest Only, 7.945% *, 2/15/2032	286,830	63,269
"ST", Series 2411, Interest Only, 8.595% *, 6/15/2021	793,516	81,954
"KS", Series 2064, Interest Only, 9.995% *, 5/15/2022	287,608	59,339
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	190,685	16,591
"LZ", Series 2013-45, 3.0%, 5/25/2043	1,027,846	820,072
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	355,874	22,160
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	1,058,709	68,254
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	2,094,632	498,604
"KZ", Series 2013-66, 3.5%, 7/25/2043	932,663	849,393
"ZB", Series 2010-136, 4.0%, 12/25/2040	371,455	372,549
"25", Series 351, Interest Only, 4.5%, 5/1/2019	160,924	13,512
"HI", Series 2009-77, Interest Only, 4.5%, 9/25/2027	75,792	683
"IN", Series 2003-49, Interest Only, 4.75%, 3/25/2018	828,020	30,247
"20", Series 334, Interest Only, 5.0%, 3/1/2018	111,566	7,624
"21", Series 334, Interest Only, 5.0%, 3/1/2018	71,135	4,837
''23", Series 339, Interest Only, 5.0%, 7/1/2018	158,190	10,205
"26", Series 381, Interest Only, 5.0%, 12/25/2020	51,466	4,263
"ZA", Series 2008-24, 5.0%, 4/25/2038	708,241	763,419
"30", Series 381, Interest Only, 5.5%, 11/25/2019	295,272	28,243
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024	495,759	60,051
"PJ", Series 2004-46, Interest Only, 5.846% *, 3/25/2034	364,947	50,509
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	324,592	29,544
"101", Series 383, Interest Only, 6.5%, 9/25/2022	1,005,007	140,646
"SJ", Series 2007-36, Interest Only, 6.616% *, 4/25/2037	200,738	29,658
"KI", Series 2005-65, Interest Only, 6.846% *, 8/25/2035	98,761	18,685
"SA", Series G92-57, IOette, 83.366% *, 10/25/2022	37,583	69,259
Government National Mortgage Association:
"JY", Series 2010-20, 4.0%, 12/20/2033	2,034,045	2,135,918
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	209,215	14,745
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	564,190	56,277
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,251,588	373,197
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040	765,730	142,422
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035	186,929	1,423
"GZ", Series 2005-24, 5.0%, 3/20/2035	524,894	570,215
"ZA", Series 2005-75, 5.0%, 10/16/2035	590,497	649,948
"MZ", Series 2009-98, 5.0%, 10/16/2039	1,059,562	1,194,630
"Z", Series 2009-112, 5.0%, 11/20/2039	1,241,371	1,369,735
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	219,173	18,621
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	791,799	159,577
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038	249,066	45,962
"BS", Series 2011-93, Interest Only, 5.945% *, 7/16/2041	1,204,494	178,884
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	305,930	59,165
"SA", Series 2012-84, Interest Only, 6.143% *, 12/20/2038	1,410,464	233,816
"QA", Series 2007-57, Interest Only, 6.343% *, 10/20/2037	315,187	48,154
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	93,623	20,998
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	564,945	143,814
"SK", Series 2003-11, Interest Only, 7.545% *, 2/16/2033	483,330	94,896

Total Collateralized Mortgage Obligations (Cost $13,553,874)		14,351,334
Government & Agency Obligations 13.7%
U.S. Government Sponsored Agency 5.0%
Federal Home Loan Bank, 1.0%, 6/21/2017	5,000,000	4,993,035
U.S. Treasury Obligations 8.7%
U.S. Treasury Bill, 0.065% **, 8/14/2014 (b)	1,045,000	1,044,765
U.S. Treasury Bond, 2.875%, 5/15/2043	2,300,000	2,007,468
U.S. Treasury Notes:
1.0%, 8/31/2016 (c)	3,450,000	3,480,456
1.0%, 9/30/2016	2,000,000	2,016,250

		8,548,939

Total Government & Agency Obligations (Cost $13,549,739)		13,541,974

	Contract Amount	Value ($)
Call Options Purchased 0.3%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	2,600,000	101,194
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	6,000,000	199,882

Total Call Options Purchased (Cost $390,446)		301,076
Put Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172 (Cost $203,884)	6,000,000	39,536

	Shares	Value ($)
Cash Equivalents 11.4%
Central Cash Management Fund, 0.05% (d) (Cost $11,194,131)	11,194,131	11,194,131

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $132,314,016) †	135.7	133,818,907
Other Assets and Liabilities, Net	(35.7)	(35,169,551)

Net Assets	100.0	98,649,356

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	These securities are shown at their current rate as of March 31, 2014.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $132,377,307.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $1,441,600.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,496,674 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,055,074.

(a)	When-issued or delayed delivery security included.
(b)	At March 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At March 31, 2014, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Interest Rate Swap	USD	6/16/2014	35	3,520,781	19,617
10 Year U.S. Treasury Note	USD	6/19/2014	25	3,087,500	(21,868)
Ultra Long U.S. Treasury Bond	USD	6/19/2014	30	4,334,063	103,378
Total net unrealized appreciation					101,127

At March 31, 2014, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Ultra Long U.S. Treasury Bond	USD	6/19/2014	75	10,835,156	(267,338)

Currency Abbreviation

USD	United States Dollar
At March 31, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (e)

Call Options
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	3,000,000	2	2/1/2017	216,991	(216,720)
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	2,400,000	1	5/9/2014	17,700	(361)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	2,600,000	1	4/20/2016	92,690	(61,532)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,400,000	2	3/15/2016	28,320	(18,193)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,400,000	1	3/15/2016	17,340	(18,193)
Total Call Options					373,041	(314,999)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,400,000	1	3/15/2016	17,340	(579)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,400,000	2	3/15/2016	6,120	(579)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	2,200,000	1	3/4/2015	23,100	(18,170)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	1,900,000	3	10/22/2014	24,130	(8,582)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	2,200,000	2	1/30/2015	27,170	(18,161)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	2,400,000	4	1/26/2015	24,210	(21,762)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	1,900,000	2	10/17/2014	26,220	(10,546)
Pay Fixed - 3.32% -Receive Floating - LIBOR	2/3/2017 2/3/2027	3,000,000	2	2/1/2017	216,990	(78,832)
Total Put Options					365,280	(157,211)

Total					738,321	(472,210)

(e)	Unrealized appreciation on written options on interest rate swap contracts at March 31, 2014 was $266,111.

At March 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)

12/30/2014 12/30/2016	23,200,000	Fixed — 1.173%	Floating — LIBOR	(24,040)	(26,699)
12/30/2014 12/30/2019	400,000	Fixed — 2.522%	Floating — LIBOR	(3,739)	(4,097)
12/30/2014 12/30/2030	1,400,000	Fixed — 4.081%	Floating — LIBOR	(103,575)	(128,372)
12/30/2014 12/30/2034	1,600,000	Fixed — 4.01%	Floating — LIBOR	(91,824)	(92,305)
5/13/2014 5/13/2044	2,400,000	Fixed — 4.064%	Floating — LIBOR	(225,607)	(197,747)
Total unrealized depreciation				(449,220)

Bilateral Swap
Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/3/2013 6/3/2025	2,300,000	1	Floating — LIBOR	Fixed — 3.0%	(49,078)	—	(49,078)

1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	Barclays Bank PLC

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments (f)
Mortgage-Backed Securities Pass-Throughs	$—	$94,390,856	$—	$94,390,856
Collateralized Mortgage Obligations	—	14,351,334	—	14,351,334
Government & Agency Obligations	—	13,541,974	—	13,541,974
Short-Term Investments	11,194,131	—	—	11,194,131
Derivatives (g)
Purchased Options	—	340,612	—	340,612
Futures Contracts	122,995	—	—	122,995
Total	$11,317,126	$122,624,776	$—	$133,941,902

Liabilities
Derivatives (g)
Futures Contracts	$(289,206)	$—	$—	$(289,206)
Written Options	—	(472,210)	—	(472,210)
Interest Rate Swap Contracts	—	(498,298)	—	(498,298)
Total	$(289,206)	$(970,508)	$—	$(1,259,714)

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include value of purchased options, unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(166,211)	$(498,298)	$12,393

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS High Income VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 81.5%
Consumer Discretionary 14.9%
AMC Entertainment, Inc., 144A, 5.875%, 2/15/2022 (b)		220,000	223,850
AMC Networks, Inc., 7.75%, 7/15/2021		80,000	90,200
AmeriGas Finance LLC:
6.75%, 5/20/2020		460,000	497,950
7.0%, 5/20/2022		350,000	382,375
APX Group, Inc.:
6.375%, 12/1/2019		205,000	209,100
8.75%, 12/1/2020		25,000	25,438
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		505,000	565,600
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		330,000	358,875
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	350,000
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		205,000	206,538
8.25%, 1/15/2019		535,000	573,787
BC Mountain LLC, 144A, 7.0%, 2/1/2021		210,000	207,900
Block Communications, Inc., 144A, 7.25%, 2/1/2020		375,000	399,375
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		155,000	171,469
Cablevision Systems Corp.:
5.875%, 9/15/2022		110,000	112,200
8.0%, 4/15/2020 (b)		65,000	75,806
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		555,000	491,175
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		215,000	229,512
CCO Holdings LLC:
6.5%, 4/30/2021		655,000	694,300
6.625%, 1/31/2022		450,000	480,937
7.0%, 1/15/2019 (b)		120,000	126,900
7.375%, 6/1/2020		50,000	54,688
8.125%, 4/30/2020		150,000	164,250
Century Intermediate Holding Co. 2, 144A, 9.75%, 2/15/2019 (PIK)		110,000	115,913
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		355,000	351,450
144A, 6.375%, 9/15/2020		1,215,000	1,269,675
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020 (b)		145,000	144,275
Clear Channel Communications, Inc., 11.25%, 3/1/2021		280,000	311,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		250,000	265,312
Series B, 6.5%, 11/15/2022		365,000	390,094
Series A, 7.625%, 3/15/2020		110,000	117,975
Series B, 7.625%, 3/15/2020		1,115,000	1,204,200
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		20,000	19,900
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		375,000	399,375
DBP Holding Corp., 144A, 7.75%, 10/15/2020		230,000	220,800
DISH DBS Corp.:
4.25%, 4/1/2018		270,000	281,812
5.0%, 3/15/2023		325,000	327,437
6.75%, 6/1/2021		50,000	56,000
7.875%, 9/1/2019		270,000	319,275
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (b)		405,000	353,362
Harron Communications LP, 144A, 9.125%, 4/1/2020		395,000	446,350
Hertz Corp., 6.75%, 4/15/2019		305,000	326,731
Hot Topic, Inc., 144A, 9.25%, 6/15/2021 (b)		140,000	151,200
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		475,000	495,187
Libbey Glass, Inc., 6.875%, 5/15/2020		117,000	127,823
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		345,000	377,344
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		370,000	389,425
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		50,000	50,250
6.375%, 4/1/2023		425,000	450,500
Mediacom LLC, 7.25%, 2/15/2022		110,000	119,900
MGM Resorts International:
6.625%, 12/15/2021 (b)		590,000	649,000
6.75%, 10/1/2020		170,000	188,488
8.625%, 2/1/2019		840,000	1,005,900
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		315,000	338,625
PNK Finance Corp., 144A, 6.375%, 8/1/2021		245,000	254,800
Quebecor Media, Inc., 5.75%, 1/15/2023		205,000	205,513
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		420,000	476,700
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		125,000	125,938
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		345,000	382,950
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		230,000	252,712
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020 (b)		195,000	205,238
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021 (b)		295,000	306,800
Starz LLC, 5.0%, 9/15/2019		175,000	180,688
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021 (b)		250,000	252,500
Travelport LLC:
144A, 6.361% **, 3/1/2016		229,209	230,928
144A, 13.875%, 3/1/2016 (PIK)		51,208	54,024
UCI International, Inc., 8.625%, 2/15/2019		310,000	300,700
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		945,000	963,900
144A, 7.5%, 3/15/2019		435,000	471,975
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	550,000	828,757
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	64,500
144A, 7.875%, 11/1/2020		140,000	154,700
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		205,000	232,675
Visant Corp., 10.0%, 10/1/2017		460,000	458,275
Visteon Corp., 6.75%, 4/15/2019		133,000	139,816

			24,501,392
Consumer Staples 4.1%
Big Heart Pet Brands, 7.625%, 2/15/2019		284,000	295,893
Chiquita Brands International, Inc., 7.875%, 2/1/2021		195,000	217,669
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (b)		810,000	860,625
JBS Investments GmbH:
144A, 7.25%, 4/3/2024 (c)		525,000	525,000
144A, 7.75%, 10/28/2020		405,000	426,769
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		485,000	515,312
144A, 8.25%, 2/1/2020		160,000	175,200
Pilgrim's Pride Corp., 7.875%, 12/15/2018		290,000	311,750
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		290,000	307,038
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		950,000	995,125
6.875%, 2/15/2021		540,000	583,200
7.125%, 4/15/2019		415,000	438,862
8.25%, 2/15/2021 (b)		225,000	245,531
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		220,000	234,300
Smithfield Foods, Inc., 6.625%, 8/15/2022		190,000	205,200
U.S. Foods, Inc., 8.5%, 6/30/2019		400,000	432,800

			6,770,274
Energy 11.7%
Access Midstream Partners LP, 6.125%, 7/15/2022		325,000	349,781
Antero Resources Finance Corp., 144A, 5.375%, 11/1/2021		110,000	111,650
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		205,000	212,175
6.75%, 11/1/2020		680,000	717,400
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		700,000	757,750
8.625%, 10/15/2020		225,000	246,094
Chaparral Energy, Inc.:
7.625%, 11/15/2022		465,000	503,362
8.25%, 9/1/2021		300,000	330,000
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		150,000	155,625
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		165,000	172,425
7.75%, 4/1/2019		325,000	352,625
Crosstex Energy LP, 7.125%, 6/1/2022 (b)		104,000	121,550
Denbury Resources, Inc., 4.625%, 7/15/2023		215,000	199,950
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		420,000	448,350
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		295,000	309,750
EP Energy LLC:
6.875%, 5/1/2019		330,000	356,400
7.75%, 9/1/2022		285,000	319,913
9.375%, 5/1/2020		150,000	173,438
EV Energy Partners LP, 8.0%, 4/15/2019		835,000	864,225
Exterran Partners LP, 144A, 6.0%, 10/1/2022 (c)		160,000	157,394
Halcon Resources Corp.:
8.875%, 5/15/2021		585,000	606,937
9.75%, 7/15/2020		280,000	301,700
144A, 9.75%, 7/15/2020		220,000	236,500
Holly Energy Partners LP, 6.5%, 3/1/2020		105,000	111,563
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		400,000	410,500
Linn Energy LLC:
6.5%, 5/15/2019		115,000	119,888
144A, 7.25%, 11/1/2019		595,000	620,287
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		235,000	247,338
144A, 7.0%, 3/31/2024		470,000	497,025
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021 (b)		485,000	506,825
10.75%, 10/1/2020 (b)		585,000	646,425
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		290,000	299,425
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		595,000	632,187
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		175,000	188,125
144A, 6.875%, 3/15/2022		385,000	416,762
6.875%, 1/15/2023		130,000	141,050
7.25%, 2/1/2019		665,000	711,550
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		410,000	417,175
7.5%, 11/1/2019		745,000	793,425
Regency Energy Partners LP, 5.875%, 3/1/2022		25,000	25,938
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		690,000	711,562
5.625%, 4/15/2023		155,000	154,225
Samson Investment Co., 144A, 10.75%, 2/15/2020		155,000	168,950
SandRidge Energy, Inc., 7.5%, 3/15/2021		515,000	549,762
SESI LLC, 6.375%, 5/1/2019		235,000	250,275
Swift Energy Co., 7.875%, 3/1/2022		290,000	290,000
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	429,475
Venoco, Inc., 8.875%, 2/15/2019		590,000	595,900
Welltec AS, 144A, 8.0%, 2/1/2019		400,000	426,000
Whiting Petroleum Corp., 5.0%, 3/15/2019		240,000	253,800
WPX Energy, Inc., 5.25%, 1/15/2017		510,000	545,700

			19,166,131
Financials 5.3%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		470,000	512,300
Ally Financial, Inc., 5.5%, 2/15/2017		385,000	417,725
CIT Group, Inc.:
3.875%, 2/19/2019		2,810,000	2,840,747
5.25%, 3/15/2018		540,000	580,500
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		330,000	348,563
E*TRADE Financial Corp.:
6.375%, 11/15/2019		585,000	636,187
6.75%, 6/1/2016		710,000	768,575
Hellas Telecommunications Finance, 144A, 8.282% **, 7/15/2015 (PIK) *	EUR	322,107	0
International Lease Finance Corp.:
3.875%, 4/15/2018		385,000	392,700
6.25%, 5/15/2019		320,000	352,800
8.75%, 3/15/2017		245,000	287,569
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		290,000	310,300
(REIT), 6.875%, 5/1/2021		295,000	317,125
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		160,000	168,000
Societe Generale SA, 144A, 7.875%, 12/29/2049		825,000	858,000

			8,791,091
Health Care 4.8%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		100,000	103,750
7.75%, 2/15/2019		500,000	540,000
Biomet, Inc.:
6.5%, 8/1/2020		355,000	382,335
6.5%, 10/1/2020		100,000	106,250
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,155,000	1,212,750
144A, 5.125%, 8/1/2021		55,000	56,375
144A, 6.875%, 2/1/2022		220,000	229,900
7.125%, 7/15/2020		635,000	688,975
Endo Finance LLC, 144A, 5.75%, 1/15/2022		220,000	225,500
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		220,000	237,050
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		420,000	459,900
HCA, Inc.:
5.875%, 3/15/2022		275,000	296,312
6.5%, 2/15/2020		890,000	996,800
7.5%, 2/15/2022		305,000	348,462
Hologic, Inc., 6.25%, 8/1/2020		200,000	211,500
IMS Health, Inc., 144A, 6.0%, 11/1/2020		250,000	263,125
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		275,000	285,313
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		345,000	373,462
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		299,000	335,627
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		165,000	176,138
Tenet Healthcare Corp.:
4.375%, 10/1/2021		390,000	376,350
4.5%, 4/1/2021		55,000	53,763

			7,959,637
Industrials 9.5%
Accuride Corp., 9.5%, 8/1/2018		345,000	353,625
ADT Corp.:
4.125%, 4/15/2019		45,000	44,649
144A, 6.25%, 10/15/2021 (b)		145,000	148,988
Aguila 3 SA, 144A, 7.875%, 1/31/2018		480,000	510,000
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		480,000	496,200
Armored Autogroup, Inc., 9.25%, 11/1/2018 (b)		610,000	639,737
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		245,000	231,525
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		366,680	379,514
BakerCorp International, Inc., 8.25%, 6/1/2019		335,000	347,562
BE Aerospace, Inc., 6.875%, 10/1/2020		180,000	197,550
Belden, Inc., 144A, 5.5%, 9/1/2022		355,000	359,437
Bombardier, Inc.:
144A, 4.75%, 4/15/2019 (c)		160,000	160,000
144A, 5.75%, 3/15/2022 (b)		225,000	227,250
144A, 6.0%, 10/15/2022 (c)		265,000	265,000
Casella Waste Systems, Inc., 7.75%, 2/15/2019		415,000	430,562
Clean Harbors, Inc., 5.125%, 6/1/2021		240,000	244,800
Covanta Holding Corp., 5.875%, 3/1/2024		220,000	223,473
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		275,000	296,312
Darling International, Inc., 144A, 5.375%, 1/15/2022		220,000	226,050
DigitalGlobe, Inc., 5.25%, 2/1/2021		160,000	158,000
Ducommun, Inc., 9.75%, 7/15/2018		305,000	341,600
DynCorp International, Inc., 10.375%, 7/1/2017		490,000	512,050
Florida East Coast Railway Corp., 8.125%, 2/1/2017		225,000	235,125
FTI Consulting, Inc., 6.0%, 11/15/2022		205,000	209,100
Garda World Security Corp., 144A, 7.25%, 11/15/2021		290,000	309,575
GenCorp, Inc., 7.125%, 3/15/2021		790,000	856,162
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		280,000	301,000
7.125%, 3/15/2021		60,000	66,225
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		575,000	603,750
Meritor, Inc.:
6.25%, 2/15/2024		110,000	110,275
6.75%, 6/15/2021		195,000	206,213
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		830,000	848,675
8.125%, 2/15/2019		410,000	414,100
Navios South American Logistics, Inc., 9.25%, 4/15/2019		350,000	374,500
Nortek, Inc., 8.5%, 4/15/2021		440,000	491,700
Oshkosh Corp., 144A, 5.375%, 3/1/2022		165,000	167,888
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022 (b)		275,000	277,750
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		285,000	286,425
6.75%, 12/15/2020		205,000	219,863
Titan International, Inc., 144A, 6.875%, 10/1/2020		590,000	625,400
TransDigm, Inc., 7.5%, 7/15/2021		320,000	354,400
United Rentals North America, Inc.:
5.75%, 7/15/2018		365,000	390,550
6.125%, 6/15/2023		25,000	26,500
7.375%, 5/15/2020		595,000	656,731
7.625%, 4/15/2022		595,000	667,144
Watco Companies LLC, 144A, 6.375%, 4/1/2023		155,000	157,325

			15,650,260
Information Technology 5.5%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		105,000	110,644
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		805,000	861,350
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		255,000	267,113
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		155,000	165,463
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		450,000	473,625
CDW LLC, 8.5%, 4/1/2019		1,180,000	1,292,100
CyrusOne LP, 6.375%, 11/15/2022		105,000	110,775
eAccess Ltd., 144A, 8.25%, 4/1/2018		335,000	364,312
EarthLink Holdings Corp., 7.375%, 6/1/2020		245,000	254,800
Entegris, Inc., 144A, 6.0%, 4/1/2022 (c)		160,000	163,600
Equinix, Inc.:
5.375%, 4/1/2023		725,000	739,500
7.0%, 7/15/2021		215,000	239,725
First Data Corp.:
144A, 6.75%, 11/1/2020		940,000	1,010,500
144A, 7.375%, 6/15/2019		250,000	268,750
144A, 8.75%, 1/15/2022 (PIK)		425,000	464,312
144A, 8.875%, 8/15/2020		495,000	548,212
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		275,000	291,844
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		75,000	76,500
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		445,000	488,387
7.625%, 6/15/2021		230,000	259,325
IAC/InterActiveCorp., 4.75%, 12/15/2022		215,000	210,431
Micron Technology, Inc., 144A, 5.875%, 2/15/2022		110,000	115,225
NCR Corp.:
144A, 5.875%, 12/15/2021		55,000	57,888
144A, 6.375%, 12/15/2023		135,000	143,438

			8,977,819
Materials 5.9%
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		155,000	153,838
Berry Plastics Corp.:
9.5%, 5/15/2018 (b)		390,000	412,425
9.75%, 1/15/2021		460,000	534,175
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		303,195	330,483
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		410,000	434,600
Clearwater Paper Corp., 7.125%, 11/1/2018		390,000	415,350
Crown Americas LLC, 6.25%, 2/1/2021		50,000	54,125
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015 (b)		1,290,000	1,277,100
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		230,000	249,550
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		275,000	291,500
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		551,000	557,887
144A, 7.0%, 2/15/2021		551,000	560,642
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		315,000	331,537
144A, 6.875%, 4/1/2022 (b)		270,000	290,925
144A, 8.25%, 11/1/2019 (b)		270,000	297,000
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		250,000	258,750
8.875%, 2/1/2018		270,000	280,800
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		310,000	275,900
Kaiser Aluminum Corp., 8.25%, 6/1/2020		260,000	293,150
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		535,000	549,044
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		455,000	486,850
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		250,000	262,187
Polymer Group, Inc., 7.75%, 2/1/2019		300,000	321,000
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		270,000	282,150
144A, 8.25%, 1/15/2021		200,000	206,000
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		150,000	167,625
144A, 8.375%, 9/15/2021		150,000	172,688

			9,747,281
Telecommunication Services 18.3%
Altice Financing SA:
144A, 6.5%, 1/15/2022		200,000	211,000
144A, 7.875%, 12/15/2019		235,000	256,738
Altice Finco SA, 144A, 9.875%, 12/15/2020		235,000	267,900
B Communications Ltd., 144A, 7.375%, 2/15/2021		270,000	283,500
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		105,000	110,381
Series W, 6.75%, 12/1/2023		445,000	472,256
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		1,505,000	1,647,975
8.75%, 3/15/2018 (b)		640,000	669,600
CPI International, Inc., 8.0%, 2/15/2018		260,000	268,450
Cricket Communications, Inc., 7.75%, 10/15/2020		1,360,000	1,554,480
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022 (c)		265,000	267,981
144A, 8.25%, 9/30/2020		1,560,000	1,665,300
144A, 10.5%, 4/15/2018		495,000	524,700
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	208,000
144A, 8.25%, 9/1/2017		1,090,000	1,133,600
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	709,137	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		1,370,000	1,421,375
7.625%, 4/15/2024		110,000	114,950
8.25%, 4/15/2017		348,000	404,985
8.5%, 4/15/2020		100,000	116,250
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		465,000	455,700
7.25%, 10/15/2020		1,230,000	1,334,550
7.5%, 4/1/2021		1,270,000	1,393,825
8.5%, 11/1/2019		580,000	622,050
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		670,000	705,175
144A, 8.125%, 6/1/2023		105,000	111,300
Level 3 Communications, Inc., 8.875%, 6/1/2019		55,000	60,431
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		165,000	174,075
7.0%, 6/1/2020		1,260,000	1,365,525
8.125%, 7/1/2019		670,000	735,325
8.625%, 7/15/2020		510,000	571,838
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		705,000	752,587
7.875%, 9/1/2018		420,000	446,250
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		720,000	703,800
Pacnet Ltd., 144A, 9.0%, 12/12/2018		200,000	213,500
SBA Communications Corp., 5.625%, 10/1/2019		200,000	209,500
Sprint Communications, Inc., 9.125%, 3/1/2017		310,000	366,575
Sprint Corp., 144A, 7.125%, 6/15/2024		275,000	288,750
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		110,000	115,225
6.5%, 1/15/2024		110,000	115,225
6.625%, 4/1/2023 (b)		245,000	259,700
tw telecom holdings, Inc.:
5.375%, 10/1/2022		330,000	336,600
6.375%, 9/1/2023		245,000	262,150
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		185,000	197,950
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,480,000	1,631,700
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		300,000	327,000
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		195,000	212,063
144A, 7.25%, 2/15/2018		410,000	432,550
Windstream Corp.:
6.375%, 8/1/2023		265,000	258,375
7.5%, 4/1/2023		420,000	441,000
7.75%, 10/15/2020		1,880,000	2,016,300
7.75%, 10/1/2021		675,000	725,625
7.875%, 11/1/2017		495,000	568,013

			30,009,653
Utilities 1.5%
AES Corp.:
8.0%, 10/15/2017		51,000	60,371
8.0%, 6/1/2020		525,000	619,500
Calpine Corp.:
144A, 7.5%, 2/15/2021		387,000	422,798
144A, 7.875%, 7/31/2020		428,000	470,800
Enel SpA, 144A, 8.75% **, 9/24/2073		360,000	403,956
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		550,000	192,500
NRG Energy, Inc., 7.625%, 1/15/2018		200,000	224,500

			2,394,425

Total Corporate Bonds (Cost $128,537,220)			133,967,963
Government & Agency Obligation 0.6%
U.S. Treasury Obligation
U.S. Treasury Note, 1.0%, 8/31/2016 (d) (Cost $1,061,627)		1,050,000	1,059,269
Loan Participations and Assignments 0.0%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		36,284	37,600

Total Loan Participations and Assignments (Cost $735,529)			37,600
Convertible Bond 1.5%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK) (Cost $1,285,752)		1,297,793	2,468,143
Preferred Security 0.6%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $764,372)		1,135,000	998,800

		Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (e)		15	44,116
Trump Entertainment Resorts, Inc.*		45	0

			44,116
Industrials 0.0%
Congoleum Corp.*		24,000	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		24,225	17,687
GEO Specialty Chemicals, Inc. 144A*		2,206	1,610

			19,297

Total Common Stocks (Cost $345,217)			63,413
Preferred Stock 0.7%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $1,058,296)		1,134	1,125,708
Warrants 0.1%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		119,802	86,569
Hercules Trust II, Expiration Date 3/31/2029*		1,100	9,257

Total Warrants (Cost $244,286)			95,826
Securities Lending Collateral 6.7%
Daily Assets Fund Institutional, 0.07% (f) (g) (Cost $10,981,269)		10,981,269	10,981,269
Cash Equivalents 13.9%
Central Cash Management Fund, 0.05% (f) (Cost $22,908,384)		22,908,384	22,908,384

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $167,921,952) †		105.6	173,706,375
Other Assets and Liabilities, Net		(5.6)	(9,238,248)

Net Assets		100.0	164,468,127

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	700,000	0
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	709,137	EUR	965,174	0
Hellas Telecommunications Finance*	8.282%	7/15/2015	322,107	EUR	92,199	0
					1,757,373	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2014.

†
The cost for federal income tax purposes was $167,921,952.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $5,784,423.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,496,131 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,711,708.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $10,538,866, which is 6.4% of net assets.

(c)	When-issued security.
(d)	At March 31, 2014, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(e)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.	August 2013	53,353	44,116	0.03

(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At March 31, 2014, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Unrealized Appreciation ($)
10/19/2013 12/20/2018	12,000,000	5.0%	Markit Dow Jones CDX North America High Yield Index	973,461	197,936
Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2011 3/20/2017	370,0001	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	43,538	9,264	34,274
9/30/2013 12/20/2018	300,0002	5.0%	CSC Holdings LLC, 7.625%, 7/15/2018, BB	39,356	26,673	12,683
9/30/2013 12/20/2018	1,125,0003	5.0%	CSC Holdings LLC, 7.625%, 7/15/2018, BB	147,586	105,639	41,947
6/20/2013 9/20/2018	245,0001	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	39,095	19,576	19,519
6/21/2010 9/20/2015	560,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	39,907	(9,983)	49,890
6/21/2010 9/20/2015	175,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	12,471	(16,625)	29,096
6/21/2010 9/20/2015	320,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	22,804	(27,750)	50,554
6/21/2010 9/20/2015	100,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	7,126	(6,896)	14,022
6/20/2011 9/20/2016	575,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	65,067	26,291	38,776
3/21/2011 6/20/2016	1,085,0002	5.0%	Ford Motor Credit Co., LLC, 5.0%, 5/15/2018, BBB-	114,368	57,782	56,586
6/20/2011 9/20/2016	440,0002	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, CCC+	(33,660)	8,110	(41,770)
9/20/2012 12/20/2017	485,0006	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	70,944	26,835	44,109
6/20/2011 9/20/2015	1,145,0005	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	76,763	21,456	55,307
3/21/2011 6/20/2016	610,0003	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	58,149	10,143	48,006
6/20/2013 9/20/2018	470,0005	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	65,635	33,600	32,035
6/20/2013 9/20/2018	730,0004	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	85,123	38,786	46,337
12/20/2013 3/20/2019	3,000,0005	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	343,940	309,366	34,574
Total net unrealized appreciation					565,945

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Credit Suisse
2	Barclays Bank PLC
3	JPMorgan Chase Securities, Inc.
4	Bank of America
5	The Goldman Sachs & Co.
6	UBS AG

As of March 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	610,000	USD	844,638	4/15/2014	4,300	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$133,967,963	$0	$133,967,963
Government & Agency Obligation	—	1,059,269	—	1,059,269
Loan Participations and Assignments	—	37,600	0	37,600
Convertible Bond	—	—	2,468,143	2,468,143
Preferred Security	—	998,800	—	998,800
Common Stocks
Consumer Discretionary	—	—	44,116	44,116
Materials	—	—	19,297	19,297
Preferred Stock	—	1,125,708	—	1,125,708
Warrants (j)	—	—	95,826	95,826
Short-Term Investments (j)	33,889,653	—	—	33,889,653
Derivatives (k)
Credit Default Swap Contracts	—	805,651	—	805,651
Forward Foreign Currency Exchange Contracts	—	4,300	—	4,300
Total	$33,889,653	$137,999,291	$2,627,382	$174,516,326
Liabilities
Derivatives (k)
Credit Default Swap Contracts	$—	$(41,770)	$—	$(41,770)
Total	$—	$(41,770)	$—	$(41,770)

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participation and Assignments	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of December 31, 2013	$0	$0	$2,514,085	$289,546	$99,821	$2,903,452
Realized gain (loss)	—	—	—	44,875	(3,995)	(7,911)
Change in unrealized appreciation (depreciation)	0	0	(48,791)	(43,807)	—	(43,807)
Amortization premium/discount	—	—	2,849	—	—	2,849
Purchases	—	—	—	—	—	—
(Sales)	—	—	—	(227,201)	—	(227,201)
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of March 31, 2014	$0	$0	$2,468,143	$63,413	$95,826	$2,627,382
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2014	$0	$0	$(48,791)	$1,068	$(3,995)	$(51,718)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 3/31/2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Consumer Discretionary	$44,116	Asset Valuation	Book Value of Equity	$3,749.82 per share
			Discount for Lack of Marketability	20%
	$0	Asset Valuation	Book Value of Equity	0
Industrials	$0	Asset Valuation	Book Value of Equity	0
Materials	$19,297	Market Approach	EV/EBITDA Multiple	6.19
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%
Warrants
Materials	$9,257	Black Scholes Option Pricing Model	Implied Volatility	32%
			Discount for Lack of Marketability	20%
	$86,569	Market Approach	EV/EBITDA Multiple	6.08
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%
Loan Participations & Assignments
Senior Loans	$0	Market Approach	Evaluated by Management	0
Corporate Bonds
Financials	$0	Asset Valuation	Book Value	0
Telecommunication Services	$0	Asset Valuation	Book Value	0
Convertible Bonds
Materials	$2,468,143	Convertible Bond Methodology	EV/EBITDA Multiple	6.19
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability.  A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the convertible bond methodology.  A significant change in the EV to EBITDA ratio could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.  Generally, there is an inverse relationship between the EV to EBITDA ratio and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$763,881	$—
Foreign Exchange Contracts	$—	$4,300

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS Large Cap Value VIP
	Shares	Value ($)
Common Stocks 95.5%
Consumer Discretionary 7.0%
Automobiles 0.7%
Ford Motor Co.	200,000	3,120,000
Diversified Consumer Services 0.8%
DeVry Education Group, Inc.	52,500	2,225,475
H&R Block, Inc.	45,000	1,358,550

		3,584,025
Hotels, Restaurants & Leisure 0.6%
McDonald's Corp.	25,000	2,450,750
Household Durables 1.2%
Garmin Ltd. (a)	40,000	2,210,400
Jarden Corp.*	30,000	1,794,900
MDC Holdings, Inc. (a)	50,000	1,414,000

		5,419,300
Media 3.1%
Comcast Corp. "A"	95,000	4,751,900
News Corp. "A"*	100,000	1,722,000
Time Warner, Inc.	40,000	2,613,200
Twenty-First Century Fox, Inc. "A"	52,500	1,678,425
Walt Disney Co.	32,500	2,602,275

		13,367,800
Specialty Retail 0.4%
Advance Auto Parts, Inc.	15,000	1,897,500
Textiles, Apparel & Luxury Goods 0.2%
Columbia Sportswear Co. (a)	10,000	826,500
Consumer Staples 9.6%
Beverages 1.6%
Molson Coors Brewing Co. "B" (a)	40,000	2,354,400
PepsiCo, Inc.	55,000	4,592,500

		6,946,900
Food & Staples Retailing 2.7%
CVS Caremark Corp.	60,000	4,491,600
Sysco Corp. (a)	50,000	1,806,500
Wal-Mart Stores, Inc.	40,000	3,057,200
Walgreen Co.	40,000	2,641,200

		11,996,500
Food Products 1.3%
Kellogg Co.	40,000	2,508,400
Sanderson Farms, Inc.	20,000	1,569,800
Tyson Foods, Inc. "A"	40,000	1,760,400

		5,838,600
Household Products 2.7%
Energizer Holdings, Inc. (a)	20,000	2,014,800
Procter & Gamble Co.	120,000	9,672,000

		11,686,800
Tobacco 1.3%
Altria Group, Inc.	90,000	3,368,700
Philip Morris International, Inc.	27,500	2,251,425

		5,620,125
Energy 13.3%
Energy Equipment & Services 2.0%
Halliburton Co.	40,000	2,355,600
Helmerich & Payne, Inc.	25,000	2,689,000
National Oilwell Varco, Inc.	25,000	1,946,750
Transocean Ltd. (a)	40,000	1,653,600

		8,644,950
Oil, Gas & Consumable Fuels 11.3%
Anadarko Petroleum Corp.	25,000	2,119,000
Apache Corp.	37,250	3,089,887
ARC Resources Ltd. (a)	50,000	1,377,205
Canadian Oil Sands Ltd.	132,500	2,779,444
Chevron Corp.	72,500	8,620,975
ConocoPhillips	42,500	2,989,875
Devon Energy Corp.	40,000	2,677,200
Exxon Mobil Corp.	152,500	14,896,200
Hess Corp.	25,000	2,072,000
Occidental Petroleum Corp.	34,750	3,311,327
Parkland Fuel Corp. (a)	50,000	966,079
Phillips 66	35,000	2,697,100
Suncor Energy, Inc.	65,000	2,272,400

		49,868,692
Financials 22.9%
Capital Markets 3.6%
Ameriprise Financial, Inc.	20,000	2,201,400
Bank of New York Mellon Corp.	70,000	2,470,300
BlackRock, Inc.	7,000	2,201,360
Legg Mason, Inc. (a)	47,500	2,329,400
Oaktree Capital Group LLC	35,000	2,035,600
The Goldman Sachs Group, Inc.	27,500	4,505,875

		15,743,935
Commercial Banks 4.6%
Canadian Imperial Bank of Commerce (a)	32,500	2,800,204
PNC Financial Services Group, Inc.	85,000	7,395,000
U.S. Bancorp.	75,000	3,214,500
Wells Fargo & Co.	135,000	6,714,900

		20,124,604
Consumer Finance 1.0%
Capital One Financial Corp.	60,000	4,629,600
Diversified Financial Services 6.7%
Bank of America Corp.	425,000	7,310,000
Citigroup, Inc.	135,000	6,426,000
JPMorgan Chase & Co.	200,000	12,142,000
Leucadia National Corp.	57,500	1,610,000
The NASDAQ OMX Group, Inc.	55,000	2,031,700

		29,519,700
Insurance 6.6%
ACE Ltd.	20,000	1,981,200
Alleghany Corp.*	5,000	2,036,900
Allstate Corp.	32,500	1,838,850
Aon PLC	25,000	2,107,000
Chubb Corp.	25,000	2,232,500
CNA Financial Corp.	50,000	2,136,000
Fidelity National Financial, Inc. "A"	72,500	2,279,400
Intact Financial Corp.	30,000	1,867,028
PartnerRe Ltd.	25,000	2,587,500
Principal Financial Group, Inc.	42,500	1,954,575
Prudential Financial, Inc.	40,000	3,386,000
The Travelers Companies, Inc.	32,500	2,765,750
Unum Group	50,000	1,765,500

		28,938,203
Real Estate Management & Development 0.4%
Brookfield Asset Management, Inc. "A"	40,000	1,634,000
Health Care 14.4%
Biotechnology 0.5%
Amgen, Inc.	17,500	2,158,450
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	50,000	1,925,500
Becton, Dickinson & Co.	15,000	1,756,200
C.R. Bard, Inc.	15,000	2,219,700
Medtronic, Inc.	50,000	3,077,000
St. Jude Medical, Inc.	35,000	2,288,650

		11,267,050
Health Care Providers & Services 3.4%
Aetna, Inc.	27,500	2,061,675
HCA Holdings, Inc.*	32,500	1,706,250
McKesson Corp.	12,250	2,162,982
Owens & Minor, Inc. (a)	40,000	1,401,200
Select Medical Holdings Corp.	150,000	1,867,500
UnitedHealth Group, Inc.	35,000	2,869,650
WellPoint, Inc.	30,000	2,986,500

		15,055,757
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	40,000	2,236,800
Pharmaceuticals 7.5%
Bristol-Myers Squibb Co.	42,500	2,207,875
Eli Lilly & Co.	37,500	2,207,250
Johnson & Johnson	85,000	8,349,550
Merck & Co., Inc.	155,000	8,799,350
Pfizer, Inc.	350,000	11,242,000

		32,806,025
Industrials 6.6%
Aerospace & Defense 1.9%
Exelis, Inc.	70,000	1,330,700
Northrop Grumman Corp.	24,500	3,022,810
Raytheon Co.	37,500	3,704,625

		8,058,135
Airlines 0.4%
Southwest Airlines Co.	80,000	1,888,800
Commercial Services & Supplies 0.9%
ABM Industries, Inc.	60,000	1,724,400
Republic Services, Inc.	65,000	2,220,400

		3,944,800
Industrial Conglomerates 2.5%
Danaher Corp.	25,000	1,875,000
General Electric Co.	352,500	9,126,225

		11,001,225
Machinery 0.4%
AGCO Corp.	32,500	1,792,700
Road & Rail 0.5%
Norfolk Southern Corp.	22,500	2,186,325
Information Technology 11.2%
Communications Equipment 1.3%
Brocade Communications Systems, Inc.*	137,500	1,458,875
Cisco Systems, Inc.	200,000	4,482,000

		5,940,875
Computers & Peripherals 2.7%
Apple, Inc.	7,000	3,757,180
EMC Corp.	82,500	2,261,325
Hewlett-Packard Co.	90,000	2,912,400
Western Digital Corp.	30,000	2,754,600

		11,685,505
Electronic Equipment, Instruments & Components 0.9%
Corning, Inc.	95,000	1,977,900
Tech Data Corp.*	30,000	1,828,800

		3,806,700
IT Services 0.3%
Booz Allen Hamilton Holding Corp.	65,000	1,430,000
Office Electronics 0.3%
Xerox Corp.	125,000	1,412,500
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc.	12,500	664,250
Broadcom Corp. "A"	50,000	1,574,000
Intel Corp.	100,000	2,581,000
Marvell Technology Group Ltd.	125,000	1,968,750
NVIDIA Corp. (a)	100,000	1,791,000
Texas Instruments, Inc.	40,000	1,886,000

		10,465,000
Software 3.3%
Activision Blizzard, Inc.	15,000	306,600
CA, Inc.	50,000	1,548,500
Microsoft Corp.	150,000	6,148,500
Oracle Corp.	120,000	4,909,200
Symantec Corp.	75,000	1,497,750

		14,410,550
Materials 2.8%
Chemicals 1.8%
Celanese Corp. "A"	35,000	1,942,850
CF Industries Holdings, Inc.	7,500	1,954,800
LyondellBasell Industries NV "A"	25,000	2,223,500
Praxair, Inc.	12,500	1,637,125

		7,758,275
Metals & Mining 0.5%
Constellium NV "A"*	80,000	2,348,000
Paper & Forest Products 0.5%
International Paper Co.	35,000	1,605,800
Western Forest Products, Inc. (a)	300,000	654,003

		2,259,803
Telecommunication Services 2.3%
Diversified Telecommunication Services
AT&T, Inc.	140,000	4,909,800
BCE, Inc.	40,000	1,725,600
Verizon Communications, Inc.	70,000	3,329,900

		9,965,300
Utilities 5.4%
Electric Utilities 3.4%
American Electric Power Co., Inc.	42,500	2,153,050
Duke Energy Corp.	35,000	2,492,700
Entergy Corp.	25,000	1,671,250
NextEra Energy, Inc.	27,000	2,581,740
Pinnacle West Capital Corp.	30,000	1,639,800
PPL Corp.	62,500	2,071,250
Southern Co.	50,000	2,197,000

		14,806,790
Gas Utilities 0.5%
UGI Corp.	50,000	2,280,500
Independent Power Producers & Energy Traders 0.5%
AES Corp.	150,000	2,142,000
Multi-Utilities 1.0%
Public Service Enterprise Group, Inc.	60,000	2,288,400
Wisconsin Energy Corp.	50,000	2,327,500

		4,615,900

Total Common Stocks (Cost $305,478,154)		419,582,249
Securities Lending Collateral 4.9%
Daily Assets Fund Institutional, 0.07% (b) (c) (Cost $21,367,715)	21,367,715	21,367,715
Cash Equivalents 4.5%
Central Cash Management Fund, 0.05% (b) (Cost $19,800,137)	19,800,137	19,800,137
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $346,646,006) †	104.9	460,750,101
Other Assets and Liabilities, Net	(4.9)	(21,566,923)

Net Assets	100.0	439,183,178

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $347,808,645.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $112,941,456.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $115,574,395 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,632,939.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $20,889,068, which is 4.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$419,582,249	$—	$—	$419,582,249
Short-Term Investments(d)	41,167,852	—	—	41,167,852
Total	$460,750,101	$—	$—	$460,750,101

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS Money Market VIP
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 11.4%
Banco del Estado de Chile, 0.26%, 5/14/2014	1,700,000	1,700,000
Bank of America NA, 0.19%, 5/1/2014	1,200,000	1,200,000
DNB Bank ASA, 0.17%, 4/4/2014	1,000,000	1,000,000
DZ Bank AG:A
0.25%, 9/10/2014	1,000,000	1,000,000
0.26%, 8/25/2014	1,000,000	1,000,000
Fortis Bank SA:
0.155%, 5/5/2014	2,000,000	2,000,009
0.175%, 4/1/2014	1,500,000	1,500,000
0.235%, 5/16/2014	800,000	800,005
International Business Machines Corp., 1.25%, 5/12/2014	500,000	500,548
Kreditanstalt Fuer Wiederaufbau, 0.22%, 4/11/2014	1,000,000	999,990
Mitsubishi UFJ Trust & Banking Corp., 0.2%, 5/2/2014	1,000,000	1,000,000
Mizuho Bank Ltd., 0.21%, 4/1/2014	2,000,000	2,000,000
Nordea Bank Finland PLC, 0.21%, 7/7/2014	1,500,000	1,500,000
Norinchukin Bank, 0.22%, 4/22/2014	1,000,000	1,000,000
Skandinaviska Enskilda Banken AB, 0.2%, 6/30/2014	1,000,000	999,988
Wells Fargo Bank NA, 0.2%, 5/27/2014	1,000,000	1,000,000

Total Certificates of Deposit and Bank Notes (Cost $19,200,540)		19,200,540
Commercial Paper 51.5%
Issued at Discount ** 40.4%
Albion Capital Corp. SA:
0.16%, 4/22/2014	1,500,000	1,499,860
0.17%, 4/28/2014	1,200,000	1,199,847
Antalis U.S. Funding Corp., 144A, 0.1%, 4/3/2014	4,000,000	3,999,978
ASB Finance Ltd., 0.22%, 4/3/2014	1,800,000	1,799,978
Bank Nederlandse Gemeenten:
0.22%, 6/17/2014	1,000,000	999,529
0.255%, 10/20/2014	1,500,000	1,497,854
Bedford Row Funding Corp.:
144A, 0.3%, 4/22/2014	500,000	499,913
144A, 0.31%, 10/27/2014	750,000	748,650
144A, 0.32%, 12/17/2014	1,000,000	997,689
Caisse Centrale Desjardins, 0.185%, 5/20/2014	1,000,000	999,748
Carnival Corp., 0.23%, 4/8/2014	500,000	499,978
Collateralized Commercial Paper Co., LLC, 0.22%, 4/15/2014	1,500,000	1,499,872
Collateralized Commercial Paper II Co., LLC:
144A, 0.219%, 5/29/2014	1,500,000	1,499,468
144A, 0.22%, 6/18/2014	1,750,000	1,749,166
CPPIB Capital, Inc., 0.3%, 2/11/2015	750,000	748,025
DBS Bank Ltd., 144A, 0.235%, 9/10/2014	1,000,000	998,942
Dexia Credit Local, 0.33%, 8/18/2014	1,000,000	998,726
DNB Bank ASA, 0.22%, 5/7/2014	1,500,000	1,499,670
Erste Abwicklungsanstalt:
144A, 0.16%, 5/28/2014	1,700,000	1,699,569
144A, 0.17%, 6/19/2014	1,500,000	1,499,440
Gotham Funding Corp.:
144A, 0.15%, 4/23/2014	2,000,000	1,999,817
144A, 0.16%, 5/1/2014	1,449,000	1,448,807
Hannover Funding Co., LLC:
0.17%, 5/5/2014	500,000	499,920
0.18%, 5/2/2014	3,000,000	2,999,535
Kreditanstalt Fuer Wiederaufbau, 144A, 0.12%, 4/4/2014	3,000,000	2,999,970
LMA Americas LLC, 144A, 0.16%, 5/2/2014	1,000,000	999,862
Matchpoint Master Trust:
0.09%, 4/1/2014	1,000,000	1,000,000
0.1%, 4/4/2014	4,000,000	3,999,967
MetLife Short Term Funding LLC, 144A, 0.2%, 8/6/2014	600,000	599,577
Old Line Funding LLC:
144A, 0.22%, 9/10/2014	1,500,000	1,498,515
144A, 0.23%, 6/5/2014	1,000,000	999,585
Oversea-Chinese Banking Corp., Ltd., 0.245%, 9/16/2014	2,000,000	1,997,713
Philip Morris International, Inc., 144A, 0.15%, 5/2/2014	1,500,000	1,499,806
Regency Markets No. 1 LLC, 144A, 0.13%, 4/4/2014	4,500,000	4,499,951
Skandinaviska Enskilda Banken AB, 0.28%, 5/8/2014	1,000,000	999,712
Standard Chartered Bank:
0.27%, 5/19/2014	2,500,000	2,499,100
0.29%, 5/1/2014	1,500,000	1,499,637
Swedbank AB:
0.24%, 5/8/2014	1,500,000	1,499,630
0.255%, 5/7/2014	1,800,000	1,799,541
Sydney Capital Corp., 144A, 0.19%, 4/24/2014	858,000	857,896
The Army & Air Force Exchange Service, 0.13%, 5/21/2014	1,500,000	1,499,729
UOB Funding LLC, 0.24%, 4/10/2014	1,400,000	1,399,916
Victory Receivables Corp.:
144A, 0.15%, 4/10/2014	500,000	499,981
144A, 0.18%, 4/3/2014	1,800,000	1,799,982

		68,334,051
Issued at Par * 11.1%
ASB Finance Ltd.:
144A, 0.246%, 6/11/2014	1,000,000	1,000,000
144A, 0.277%, 10/9/2014	1,250,000	1,249,954
Atlantic Asset Securitization LLC:
144A, 0.174%, 7/9/2014	1,000,000	999,973
144A, 0.185%, 8/7/2014	500,000	500,000
Australia & New Zealand Banking Group Ltd., 144A, 0.145%, 4/7/2014	2,000,000	1,999,983
Bank of Montreal:
0.185%, 8/14/2014	1,000,000	999,983
0.225%, 9/5/2014	1,000,000	1,000,119
Bank of Nova Scotia, 0.26%, 1/13/2015	800,000	800,000
BNZ International Funding Ltd.:
144A, 0.256%, 2/2/2015	1,000,000	1,000,000
144A, 0.257%, 1/20/2015	1,250,000	1,250,000
Caisse Centrale Desjardins, 144A, 0.238%, 1/26/2015	800,000	799,934
Kells Funding LLC:
144A, 0.235%, 10/28/2014	1,200,000	1,200,000
144A, 0.238%, 1/27/2015	1,250,000	1,249,946
144A, 0.246%, 2/13/2015	2,000,000	2,000,156
Natixis, 0.224%, 3/3/2015	850,000	850,000
Nederlandse Waterschapsbank NV, 144A, 0.275%, 8/15/2014	800,000	800,000
PNC Bank NA, 0.27%, 9/5/2014	1,000,000	1,000,000

		18,700,048

Total Commercial Paper (Cost $87,034,099)		87,034,099
Short-Term Notes * 11.5%
Australia & New Zealand Banking Group Ltd., 144A, 0.296%, 1/16/2015	800,000	800,000
Bank of Nova Scotia:
0.26%, 9/3/2014	1,000,000	1,000,000
0.294%, 7/24/2014	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, 0.28%, 4/18/2019	1,800,000	1,800,000
Commonwealth Bank of Australia, 144A, 0.24%, 6/11/2014	1,000,000	1,000,000
DNB Bank ASA, 0.462%, 4/4/2014	2,000,000	2,000,049
JPMorgan Chase Bank NA, 0.346%, 4/22/2019	1,000,000	1,000,000
Rabobank Nederland NV:
0.225%, 6/12/2014	1,500,000	1,500,000
0.271%, 5/8/2014	500,000	500,000
0.276%, 7/23/2014	1,000,000	1,000,000
0.286%, 12/1/2014	1,500,000	1,500,000
Royal Bank of Canada, 0.25%, 12/11/2014	1,000,000	1,000,000
Svensk Exportkredit AB, 144A, 0.17%, 6/17/2014	2,000,000	2,000,000
Svenska Handelsbanken AB, 144A, 0.326%, 10/3/2014	1,500,000	1,500,000
Wells Fargo Bank NA, 0.25%, 12/10/2014	1,000,000	1,000,000
Westpac Banking Corp., 0.244%, 5/9/2014	750,000	750,000

Total Short-Term Notes (Cost $19,350,049)		19,350,049
Time Deposits 5.9%
Citibank NA, 0.08%, 4/1/2014	4,000,000	4,000,000
Credit Agricole Corporate & Investment Bank, 0.04%, 4/1/2014	6,000,000	6,000,000

Total Time Deposits (Cost $10,000,000)		10,000,000
Government & Agency Obligations 7.6%
Other Government Related (a) 0.3%
European Investment Bank, 3.0%, 4/8/2014	500,000	500,261

U.S. Government Sponsored Agencies 4.6%
Federal Farm Credit Bank:
0.137% *, 10/20/2014	1,000,000	1,000,032
0.144% *, 10/29/2014	500,000	500,044
Federal Home Loan Bank, 0.132% **, 4/9/2014	1,000,000	999,968
Federal Home Loan Mortgage Corp.:
0.07% **, 8/7/2014	2,500,000	2,499,378
0.095% **, 10/2/2014	500,000	499,757
0.1% **, 10/24/2014	1,500,000	1,499,142
Federal National Mortgage Association, 0.138% **, 6/2/2014	800,000	799,807

		7,798,128
U.S. Treasury Obligations 2.7%
U.S. Treasury Notes:
0.095%, 1/31/2016	1,500,000	1,500,000
0.5%, 8/15/2014	2,000,000	2,002,609
2.625%, 7/31/2014	1,000,000	1,008,180

		4,510,789

Total Government & Agency Obligations (Cost $12,809,178)		12,809,178
Repurchase Agreements 10.3%
BNP Paribas, 0.23%, dated 12/23/2013, to be repurchased at $1,503,776 on 1/21/2015 (b)	1,500,000	1,500,000
JPMorgan Securities, Inc., 0.36%, dated 3/18/2014, to be repurchased at $2,768,498 on 1/2/2044 (c)	2,500,000	2,500,000
JPMorgan Securities, Inc., 0.39%, dated 2/13/2014, to be repurchased at $1,254,890 on 2/13/2015 (d)	1,250,000	1,250,000
Nomura Securities International, 0.1%, dated 3/31/2014, to be repurchased at $5,000,014 on 4/1/2014 (e)	5,000,000	5,000,000
The Toronto-Dominion Bank, 0.07%, dated 3/31/2014, to be repurchased at $1,000,002 on 4/1/2014 (f)	1,000,000	1,000,000
Wells Fargo Bank, 0.08%, dated 3/31/2014, to be repurchased at $5,000,011 on 4/1/2014 (g)	5,000,000	5,000,000
Wells Fargo Bank, 0.38%, dated 2/7/2014, to be repurchased at $1,201,140 on 5/8/2014 (h)	1,200,000	1,200,000

Total Repurchase Agreements (Cost $17,450,000)		17,450,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $165,843,866) †	98.2	165,843,866
Other Assets and Liabilities, Net	1.8	3,101,050

Net Assets	100.0	168,944,916

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $165,843,866.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
139	Teva Pharmaceutical Finance Co. BV	2.95	12/18/2022	130
462	Verizon Communications, Inc.	6.55	9/15/2043	561
1,397,730	Vodafone Group PLC	5.625	2/27/2017	1,574,309
Total Collateral Value				1,575,000

(c)	Collateralized by $2,530,000 Rio Tinto Finance U.S.A. PLC, 2.0%, maturing on 3/22/2017 with a value of $2,578,258.
(d)	Collateralized by $1,296,000 JPMorgan Chase & Co., with various coupon rates from Zero Coupon-2.579%, with the various maturity dates of 7/24/2018-10/30/2028 with a value of $1,290,632.
(e)	Collateralized by $4,806,904 Government National Mortgage Association, with various coupon rates from 2.5-5.5%, with the various maturity dates of 9/20/2027-3/20/2044 with a value of $5,100,001.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
954	Archer-Daniels-Midland Co.	5.765	3/1/2041	1,143
983,997	Australia & New Zealand Banking Group Ltd.	2.4	11/23/2016	1,024,147
4,175	Qwest Corp.	7.2	11/10/2026	4,323
464	Westpac Banking Corp.	1.375	7/17/2015	470
Total Collateral Value				1,030,083

(g)	Collateralized by $5,272,515 Federal National Mortgage Association, 3.0%, maturing on 6/1/2043 with a value of $5,113,960.
(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
954,280	Barclays Bank PLC	2.75	2/23/2015	975,754
203,585	Diamond Offshore Drilling, Inc.	4.875	11/1/2043	203,123
42,928	Dominion Resources, Inc.	7.0	6/15/2038	56,225
5,358	FHLMC Multifamily Structured Pass Through Certificates	3.989	6/25/2021	5,781
Total Collateral Value				1,240,883

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(f)	$—	$148,393,866	$—	$148,393,866
Repurchase Agreements	—	17,450,000	—	17,450,000
Total	$—	$165,843,866	$—	$165,843,866

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.
(i)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS Small Mid Cap Growth VIP
	Shares	Value ($)
Common Stocks 96.7%
Consumer Discretionary 19.0%
Auto Components 2.0%
American Axle & Manufacturing Holdings, Inc.*	91,630	1,696,987
Tenneco, Inc.*	32,782	1,903,651

		3,600,638
Hotels, Restaurants & Leisure 2.8%
Jack in the Box, Inc.*	31,871	1,878,477
Life Time Fitness, Inc.* (a)	23,182	1,115,054
Panera Bread Co. "A"*	11,769	2,076,875

		5,070,406
Household Durables 2.4%
Jarden Corp.*	45,286	2,709,461
Ryland Group, Inc. (a)	40,629	1,622,316

		4,331,777
Leisure Equipment & Products 1.3%
Polaris Industries, Inc. (a)	16,804	2,347,687
Media 0.7%
Cinemark Holdings, Inc.	40,900	1,186,509
Specialty Retail 7.5%
Advance Auto Parts, Inc.	12,291	1,554,812
Ascena Retail Group, Inc.*	74,530	1,287,878
Children's Place Retail Stores, Inc.	33,610	1,674,114
DSW, Inc. "A"	42,345	1,518,492
Outerwall, Inc.* (a)	20,976	1,520,760
Penske Automotive Group, Inc.	27,392	1,171,282
PetSmart, Inc. (a)	24,023	1,654,945
Ulta Salon, Cosmetics & Fragrance, Inc.*	19,007	1,852,802
Urban Outfitters, Inc.*	37,243	1,358,252

		13,593,337
Textiles, Apparel & Luxury Goods 2.3%
Carter's, Inc.	17,868	1,387,450
Hanesbrands, Inc.	36,184	2,767,353

		4,154,803
Consumer Staples 4.5%
Food & Staples Retailing 2.5%
Susser Holdings Corp.*	25,568	1,597,233
The Fresh Market, Inc.* (a)	27,780	933,408
United Natural Foods, Inc.*	28,232	2,002,213

		4,532,854
Food Products 1.0%
Hain Celestial Group, Inc.* (a)	19,720	1,803,788
Household Products 1.0%
Church & Dwight Co., Inc. (a)	26,452	1,827,040
Energy 5.5%
Energy Equipment & Services 2.1%
Dresser-Rand Group, Inc.*	20,048	1,171,004
Dril-Quip, Inc.*	15,076	1,690,019
RPC, Inc.	48,588	992,167

		3,853,190
Oil, Gas & Consumable Fuels 3.4%
Diamondback Energy, Inc.*	17,353	1,168,031
Goodrich Petroleum Corp.* (a)	76,228	1,205,927
Oasis Petroleum, Inc.*	29,199	1,218,474
Rosetta Resources, Inc.*	27,124	1,263,436
Western Refining, Inc. (a)	32,910	1,270,326

		6,126,194
Financials 7.5%
Capital Markets 3.2%
Financial Engines, Inc. (a)	39,619	2,011,853
Lazard Ltd. "A"	37,921	1,785,700
Oaktree Capital Group LLC	34,742	2,020,595

		5,818,148
Commercial Banks 1.2%
Signature Bank*	16,921	2,125,108
Consumer Finance 2.3%
Encore Capital Group, Inc.* (a)	33,531	1,532,367
Portfolio Recovery Associates, Inc.* (a)	30,996	1,793,428
Springleaf Holdings, Inc.* (a)	29,316	737,297

		4,063,092
Thrifts & Mortgage Finance 0.8%
Ocwen Financial Corp.*	36,283	1,421,568
Health Care 13.6%
Biotechnology 4.0%
Alkermes PLC*	23,937	1,055,382
Cubist Pharmaceuticals, Inc.*	15,916	1,164,255
Isis Pharmaceuticals, Inc.*	9,385	405,526
Momenta Pharmaceuticals, Inc.*	56,864	662,466
Orexigen Therapeutics, Inc.* (a)	124,991	812,442
Retrophin, Inc.*	51,153	1,088,024
Spectrum Pharmaceuticals, Inc.* (a)	156,993	1,230,825
Sunesis Pharmaceuticals, Inc.* (a)	31,537	208,460
Synta Pharmaceuticals Corp.*	123,326	531,535

		7,158,915
Health Care Equipment & Supplies 4.0%
HeartWare International, Inc.*	17,274	1,619,956
SurModics, Inc.*	67,578	1,527,263
Thoratec Corp.*	56,331	2,017,213
Zeltiq Aesthetics, Inc.*	102,200	2,004,142

		7,168,574
Health Care Providers & Services 3.5%
Catamaran Corp.*	33,508	1,499,818
Centene Corp.*	33,658	2,095,210
Kindred Healthcare, Inc.	68,707	1,609,118
Molina Healthcare, Inc.*	30,991	1,164,022

		6,368,168
Life Sciences Tools & Services 0.6%
PAREXEL International Corp.*	21,889	1,183,976
Pharmaceuticals 1.5%
Pacira Pharmaceuticals, Inc.*	21,462	1,502,125
Questcor Pharmaceuticals, Inc. (a)	19,742	1,281,848

		2,783,973
Industrials 17.7%
Aerospace & Defense 2.7%
BE Aerospace, Inc.*	29,931	2,597,711
HEICO Corp.	36,222	2,179,116

		4,776,827
Building Products 1.0%
Fortune Brands Home & Security, Inc.	43,472	1,829,302
Commercial Services & Supplies 2.1%
Interface, Inc. (a)	104,127	2,139,810
Team, Inc.*	40,219	1,723,786

		3,863,596
Construction & Engineering 1.0%
Primoris Services Corp.	56,696	1,699,746
Electrical Equipment 1.9%
AZZ, Inc.	40,373	1,803,866
Thermon Group Holdings, Inc.*	72,685	1,684,838

		3,488,704
Machinery 5.8%
Altra Industrial Motion Corp.	52,647	1,879,498
Chart Industries, Inc.* (a)	19,919	1,584,557
Manitowoc Co., Inc. (a)	88,378	2,779,488
Valmont Industries, Inc. (a)	8,530	1,269,605
WABCO Holdings, Inc.*	27,336	2,885,588

		10,398,736
Professional Services 0.1%
TriNet Group, Inc.*	10,130	215,870
Road & Rail 1.4%
Swift Transportation Co.* (a)	101,299	2,507,150
Trading Companies & Distributors 1.7%
United Rentals, Inc.*	32,844	3,118,210
Information Technology 22.7%
Communications Equipment 1.6%
Harris Corp.	30,982	2,266,643
Palo Alto Networks, Inc.*	10,034	688,333

		2,954,976
Computers & Peripherals 1.2%
Western Digital Corp.	23,342	2,143,262
Electronic Equipment, Instruments & Components 2.2%
Cognex Corp.*	60,504	2,048,665
IPG Photonics Corp.* (a)	26,881	1,910,702

		3,959,367
Internet Software & Services 1.3%
CoStar Group, Inc.*	12,111	2,261,608
IT Services 4.8%
Cardtronics, Inc.*	59,649	2,317,364
MAXIMUS, Inc.	45,260	2,030,364
VeriFone Systems, Inc.*	75,219	2,543,906
Virtusa Corp.*	53,949	1,807,831

		8,699,465
Semiconductors & Semiconductor Equipment 1.4%
Advanced Energy Industries, Inc.*	99,295	2,432,728
Software 10.2%
Aspen Technology, Inc.*	39,783	1,685,208
Bottomline Technologies de, Inc.*	56,505	1,986,151
Concur Technologies, Inc.* (a)	7,912	783,842
FireEye, Inc.*	12,583	774,735
Imperva, Inc.*	36,830	2,051,431
MICROS Systems, Inc.*	25,804	1,365,806
PTC, Inc.*	65,897	2,334,730
Qlik Technologies, Inc.*	53,717	1,428,335
Seachange International, Inc.*	84,363	880,750
Splunk, Inc.*	21,171	1,513,515
Tyler Technologies, Inc.*	23,014	1,925,811
Ultimate Software Group, Inc.*	12,807	1,754,559

		18,484,873
Materials 4.1%
Chemicals 1.6%
A. Schulman, Inc.	39,438	1,430,022
Minerals Technologies, Inc.	22,330	1,441,625

		2,871,647
Construction Materials 1.3%
Eagle Materials, Inc.	26,276	2,329,630
Containers & Packaging 0.6%
Crown Holdings, Inc.*	26,354	1,179,078
Metals & Mining 0.6%
Haynes International, Inc.	19,129	1,032,966
Telecommunication Services 2.1%
Diversified Telecommunication Services 0.8%
inContact, Inc.*	149,568	1,435,853
Wireless Telecommunication Services 1.3%
RingCentral, Inc. "A"* (a)	48,381	875,696
SBA Communications Corp. "A"* (a)	15,663	1,424,706

		2,300,402

Total Common Stocks (Cost $124,187,916)		174,503,741
Exchange-Traded Fund 0.5%
SPDR S&P Biotech (Cost $572,021)	6,177	880,099
Warrants 0.1%
Health Care
Sunesis Pharmaceuticals, Inc. Expiration Date 3/31/2016* (Cost $86,096)	63,074	152,955
Securities Lending Collateral 17.7%
Daily Assets Fund Institutional, 0.07% (b) (c) (Cost $31,901,633)	31,901,633	31,901,633
Cash Equivalents 3.1%
Central Cash Management Fund, 0.05% (b) (Cost $5,660,109)	5,660,109	5,660,109

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $162,407,775) †	118.1	213,098,537
Other Assets and Liabilities, Net	(18.1)	(32,598,833)

Net Assets	100.0	180,499,704

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $162,662,781.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $50,435,756.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $53,303,647 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,867,891.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $31,676,548, which is 17.5% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and Warrants(d)	$174,656,696	$—	$—	$174,656,696
Exchange-Traded Fund	880,099	—	—	880,099
Short-Term Investments(d)	37,561,742	—	—	37,561,742
Total	$213,098,537	$—	$—	$213,098,537

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS Small Mid Cap Value VIP
	Shares	Value ($)
Common Stocks 94.5%
Consumer Discretionary 11.5%
Auto Components 2.1%
Visteon Corp.*	57,815	5,113,159
Diversified Consumer Services 0.1%
Ascent Capital Group, Inc. "A"*	3,200	241,760
Hotels, Restaurants & Leisure 1.6%
The Wendy's Co.	421,696	3,845,868
Household Durables 3.0%
Newell Rubbermaid, Inc.	245,170	7,330,583
Media 1.4%
Scripps Networks Interactive, Inc. "A"	44,420	3,371,922
Specialty Retail 1.5%
Ross Stores, Inc.	52,295	3,741,707
Textiles, Apparel & Luxury Goods 1.8%
Hanesbrands, Inc.	55,825	4,269,496
Consumer Staples 2.4%
Food Products
Ingredion, Inc.	85,280	5,805,862
Energy 4.0%
Energy Equipment & Services 1.6%
Superior Energy Services, Inc.	124,276	3,822,730
Oil, Gas & Consumable Fuels 2.4%
Pioneer Natural Resources Co.	9,689	1,813,199
QEP Resources, Inc.	140,350	4,131,904

		5,945,103
Financials 15.5%
Capital Markets 2.2%
Lazard Ltd. "A"	114,296	5,382,199
Insurance 11.8%
Arch Capital Group Ltd.*	80,965	4,658,726
Axis Capital Holdings Ltd.	68,814	3,155,122
CNO Financial Group, Inc.	368,608	6,671,805
PartnerRe Ltd.	37,489	3,880,112
Reinsurance Group of America, Inc.	67,510	5,375,821
Validus Holdings Ltd.	128,724	4,854,182

		28,595,768
Real Estate Investment Trusts 1.5%
Plum Creek Timber Co., Inc. (REIT)	86,738	3,646,465
Health Care 9.1%
Health Care Equipment & Supplies 1.7%
CareFusion Corp.*	104,820	4,215,860
Health Care Providers & Services 5.4%
HealthSouth Corp.	186,540	6,702,382
Omnicare, Inc.	106,600	6,360,822

		13,063,204
Life Sciences Tools & Services 2.0%
PerkinElmer, Inc.	110,992	5,001,300
Industrials 23.9%
Aerospace & Defense 1.4%
Curtiss-Wright Corp.	53,300	3,386,682
Building Products 2.3%
Owens Corning, Inc.	130,702	5,642,405
Commercial Services & Supplies 3.1%
Covanta Holding Corp.	186,540	3,367,047
The Brink's Co.	148,442	4,238,019

		7,605,066
Electrical Equipment 2.1%
The Babcock & Wilcox Co.	153,488	5,095,801
Machinery 8.7%
Harsco Corp.	220,691	5,170,790
ITT Corp.	85,280	3,646,573
Snap-on, Inc.	39,090	4,435,933
Stanley Black & Decker, Inc.	39,090	3,175,672
Xylem, Inc.	129,281	4,708,414

		21,137,382
Marine 2.6%
Kirby Corp.*	62,769	6,355,361
Professional Services 1.5%
Verisk Analytics, Inc. "A"*	58,630	3,515,455
Trading Companies & Distributors 2.2%
AerCap Holdings NV*	128,772	5,432,891
Information Technology 17.6%
Communications Equipment 2.8%
Harris Corp.	49,741	3,639,052
Juniper Networks, Inc.*	119,582	3,080,432

		6,719,484
Electronic Equipment, Instruments & Components 6.0%
Belden, Inc.	89,008	6,194,957
Dolby Laboratories, Inc. "A"*	106,600	4,743,700
Zebra Technologies Corp. "A"*	54,513	3,783,747

		14,722,404
IT Services 7.5%
Amdocs Ltd.	96,752	4,495,098
Convergys Corp.	237,465	5,202,858
Global Payments, Inc.	65,730	4,674,060
NeuStar, Inc. "A"*	120,681	3,923,340

		18,295,356
Software 1.3%
ACI Worldwide, Inc.*	53,993	3,195,845
Materials 6.2%
Chemicals 3.7%
Ashland, Inc.	44,523	4,429,148
Cytec Industries, Inc.	46,465	4,535,449

		8,964,597
Containers & Packaging 2.5%
Sealed Air Corp.	184,770	6,073,390
Utilities 4.3%
Electric Utilities 1.6%
Northeast Utilities	85,125	3,873,188
Gas Utilities 1.6%
UGI Corp.	85,421	3,896,052
Multi-Utilities 1.1%
CMS Energy Corp.	94,916	2,779,140

Total Common Stocks (Cost $195,816,227)		230,083,485
Cash Equivalents 4.0%
Central Cash Management Fund, 0.05% (a) (Cost $9,727,410)	9,727,410	9,727,410

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $205,543,637) †	98.5	239,810,895
Other Assets and Liabilities, Net	1.5	3,573,012

Net Assets	100.0	243,383,907

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $205,543,637.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $34,267,258.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,104,197 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,836,939.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$230,083,485	$—	$—	$230,083,485
Short-Term Investments	9,727,410	—	—	9,727,410
Total	$239,810,895	$—	$—	$239,810,895

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.
(b)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2014 (Unaudited)
DWS Unconstrained Income VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 57.3%
Consumer Discretionary 7.5%
AMC Entertainment, Inc., 144A, 5.875%, 2/15/2022		30,000	30,525
AMC Networks, Inc., 7.75%, 7/15/2021		15,000	16,913
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	75,775
7.0%, 5/20/2022		60,000	65,550
APX Group, Inc., 8.75%, 12/1/2020		5,000	5,088
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		85,000	95,200
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		45,000	48,938
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		50,000	50,000
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		30,000	30,225
8.25%, 1/15/2019		95,000	101,887
BC Mountain LLC, 144A, 7.0%, 2/1/2021		30,000	29,700
Block Communications, Inc., 144A, 7.25%, 2/1/2020		65,000	69,225
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		25,000	27,656
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		90,000	86,557
Cablevision Systems Corp.:
5.875%, 9/15/2022		15,000	15,300
8.0%, 4/15/2020 (b)		10,000	11,663
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		95,000	84,075
CCO Holdings LLC:
6.5%, 4/30/2021		120,000	127,200
6.625%, 1/31/2022		70,000	74,812
7.0%, 1/15/2019 (b)		20,000	21,150
7.25%, 10/30/2017		90,000	95,287
7.375%, 6/1/2020		10,000	10,938
8.125%, 4/30/2020		25,000	27,375
Century Intermediate Holding Co. 2, 144A, 9.75%, 2/15/2019 (PIK)		15,000	15,806
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		50,000	49,500
144A, 6.375%, 9/15/2020		160,000	167,200
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		25,000	24,875
Clear Channel Communications, Inc., 11.25%, 3/1/2021		40,000	44,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		15,000	15,919
Series A, 7.625%, 3/15/2020		20,000	21,450
Series B, 7.625%, 3/15/2020		185,000	199,800
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	4,975
Columbus International, Inc., 144A, 11.5%, 11/20/2014		100,000	106,375
Crown Media Holdings, Inc., 10.5%, 7/15/2019		55,000	62,287
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		65,000	69,225
DBP Holding Corp., 144A, 7.75%, 10/15/2020		35,000	33,600
Delphi Corp., 5.0%, 2/15/2023		40,000	42,400
DISH DBS Corp.:
4.25%, 4/1/2018		40,000	41,750
5.0%, 3/15/2023		50,000	50,375
6.625%, 10/1/2014		65,000	66,625
6.75%, 6/1/2021		10,000	11,200
7.125%, 2/1/2016		155,000	169,337
Ford Motor Credit Co., LLC, 3.984%, 6/15/2016		145,000	153,639
General Motors Financial Co., Inc., 3.25%, 5/15/2018		15,000	15,131
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (b)		65,000	56,712
Harron Communications LP, 144A, 9.125%, 4/1/2020		60,000	67,800
Hertz Corp., 6.75%, 4/15/2019		50,000	53,563
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		20,000	21,600
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		70,000	72,975
L Brands, Inc., 7.0%, 5/1/2020		20,000	22,800
Libbey Glass, Inc., 6.875%, 5/15/2020		18,000	19,665
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		50,000	54,687
Mattel, Inc., 5.45%, 11/1/2041		141,400	148,487
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		30,000	31,575
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		5,000	5,025
6.375%, 4/1/2023		65,000	68,900
Mediacom LLC, 7.25%, 2/15/2022		20,000	21,800
MGM Resorts International:
6.75%, 10/1/2020		25,000	27,719
8.625%, 2/1/2019		140,000	167,650
Myriad International Holdings BV, 144A, 6.0%, 7/18/2020		200,000	217,000
PNK Finance Corp., 144A, 6.375%, 8/1/2021		35,000	36,400
Quebecor Media, Inc., 5.75%, 1/15/2023		30,000	30,075
RCI Banque SA, 144A, 3.5%, 4/3/2018		200,000	207,750
Sabre Holdings Corp., 8.35%, 3/15/2016		55,000	61,256
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		15,000	15,113
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		70,000	77,700
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		35,000	38,456
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020		30,000	31,575
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		35,000	36,400
Starz LLC, 5.0%, 9/15/2019		25,000	25,813
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		40,000	40,400
Time Warner Cable, Inc., 7.3%, 7/1/2038		35,000	43,727
Travelport LLC, 144A, 13.875%, 3/1/2016 (PIK)		6,827	7,202
UCI International, Inc., 8.625%, 2/15/2019		20,000	19,400
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		10,000	10,750
144A, 7.875%, 11/1/2020		25,000	27,625
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		30,000	34,050
Visteon Corp., 6.75%, 4/15/2019		22,000	23,128

			4,391,786
Consumer Staples 3.4%
Altria Group, Inc., 9.95%, 11/10/2038		47,000	75,411
Big Heart Pet Brands, 7.625%, 2/15/2019		55,000	57,303
BRF SA, 144A, 5.875%, 6/6/2022		200,000	207,000
Chiquita Brands International, Inc., 7.875%, 2/1/2021		24,000	26,790
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		100,000	112,500
Delhaize Group SA, 4.125%, 4/10/2019		140,000	145,095
ESAL GmbH, 144A, 6.25%, 2/5/2023		200,000	189,000
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (b)		85,000	90,313
JBS Investments GmbH, 144A, 7.25%, 4/3/2024 (c)		70,000	70,000
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		80,000	85,000
144A, 8.25%, 2/1/2020		25,000	27,375
Marfrig Holding Europe BV, 144A, 11.25%, 9/20/2021		200,000	214,500
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018		200,000	169,000
Pilgrim's Pride Corp., 7.875%, 12/15/2018		45,000	48,375
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		40,000	42,350
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		135,000	141,412
6.875%, 2/15/2021		100,000	108,000
7.125%, 4/15/2019		100,000	105,750
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		30,000	31,950
Smithfield Foods, Inc., 6.625%, 8/15/2022		30,000	32,400

			1,979,524
Energy 8.6%
Access Midstream Partners LP, 6.125%, 7/15/2022		55,000	59,194
Afren PLC, 144A, 10.25%, 4/8/2019		140,000	159,425
Antero Resources Finance Corp., 144A, 5.375%, 11/1/2021		15,000	15,225
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		30,000	31,050
6.75%, 11/1/2020		140,000	147,700
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		95,000	102,837
8.625%, 10/15/2020		35,000	38,281
Chaparral Energy, Inc., 7.625%, 11/15/2022		20,000	21,650
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		25,000	25,938
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		105,000	112,875
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		20,000	20,900
7.75%, 4/1/2019		65,000	70,525
Crosstex Energy LP, 7.125%, 6/1/2022		12,000	14,025
DCP Midstream Operating LP:
2.7%, 4/1/2019		50,000	49,880
3.875%, 3/15/2023		100,000	97,708
Denbury Resources, Inc., 4.625%, 7/15/2023		35,000	32,550
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		75,000	80,062
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		200,000	181,000
El Paso LLC, 7.25%, 6/1/2018		55,000	62,567
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		45,000	47,250
Energy Transfer Partners LP, 4.15%, 10/1/2020		80,000	82,557
EP Energy LLC:
6.875%, 5/1/2019		60,000	64,800
7.75%, 9/1/2022		40,000	44,900
9.375%, 5/1/2020		25,000	28,906
EV Energy Partners LP, 8.0%, 4/15/2019		140,000	144,900
Exterran Partners LP, 144A, 6.0%, 10/1/2022 (c)		20,000	19,674
FMC Technologies, Inc., 3.45%, 10/1/2022		40,000	38,222
Halcon Resources Corp.:
8.875%, 5/15/2021		85,000	88,187
9.75%, 7/15/2020		50,000	53,875
144A, 9.75%, 7/15/2020		30,000	32,250
Holly Energy Partners LP, 6.5%, 3/1/2020		20,000	21,250
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		60,000	61,575
Linn Energy LLC:
6.5%, 5/15/2019		15,000	15,638
144A, 7.25%, 11/1/2019		110,000	114,675
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		40,000	42,100
144A, 7.0%, 3/31/2024		75,000	79,313
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		70,000	73,150
10.75%, 10/1/2020 (b)		85,000	93,925
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		40,000	41,300
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		90,000	95,625
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	204,000
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		25,000	26,875
144A, 6.875%, 3/15/2022		60,000	64,950
6.875%, 1/15/2023		25,000	27,125
7.25%, 2/1/2019		40,000	42,800
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		200,000	218,250
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		60,000	61,050
7.5%, 11/1/2019		20,000	21,300
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		150,000	164,625
Pertamina Persero PT, 144A, 5.625%, 5/20/2043		200,000	169,250
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		300,000	251,250
Regency Energy Partners LP, 5.875%, 3/1/2022		5,000	5,188
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	261,808
Rowan Companies, Inc., 4.75%, 1/15/2024		80,000	80,951
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		105,000	108,281
Samson Investment Co., 144A, 10.75%, 2/15/2020		20,000	21,800
SandRidge Energy, Inc., 7.5%, 3/15/2021		75,000	80,062
SESI LLC:
6.375%, 5/1/2019		40,000	42,600
7.125%, 12/15/2021		115,000	128,225
Swift Energy Co., 7.875%, 3/1/2022		55,000	55,000
Talos Production LLC, 144A, 9.75%, 2/15/2018		60,000	62,850
Tesoro Corp., 4.25%, 10/1/2017		35,000	36,750
Transocean, Inc., 3.8%, 10/15/2022		75,000	71,701
Venoco, Inc., 8.875%, 2/15/2019		105,000	106,050
Whiting Petroleum Corp., 5.0%, 3/15/2019		40,000	42,300
WPX Energy, Inc., 5.25%, 1/15/2017		40,000	42,800

			5,005,305
Financials 9.8%
Ally Financial, Inc.:
5.5%, 2/15/2017		60,000	65,100
8.3%, 2/12/2015		135,000	142,763
American International Group, Inc., 3.8%, 3/22/2017		60,000	64,194
American Tower Corp., (REIT), 3.5%, 1/31/2023		60,000	56,738
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	400,000	162,847
Bank of America Corp., 3.3%, 1/11/2023		160,000	154,254
Barclays Bank PLC, 7.625%, 11/21/2022		400,000	441,000
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		200,000	216,250
CIT Group, Inc.:
3.875%, 2/19/2019		145,000	146,587
5.0%, 5/15/2017		80,000	85,500
5.25%, 3/15/2018		90,000	96,750
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	525,000
E*TRADE Financial Corp., 6.75%, 6/1/2016		130,000	140,725
HCP, Inc., (REIT), 5.375%, 2/1/2021		143,000	160,107
Health Care REIT, Inc., (REIT), 4.5%, 1/15/2024		125,000	128,737
Hellas Telecommunications Finance, 144A, 8.282% **, 7/15/2015 (PIK) *	EUR	109,187	0
Hospitality Properties Trust, (REIT), 4.65%, 3/15/2024		145,000	144,261
HSBC Holdings PLC, 4.25%, 3/14/2024		205,000	205,252
ING Bank NV, 144A, 2.0%, 9/25/2015		200,000	203,222
International Lease Finance Corp.:
3.875%, 4/15/2018		65,000	66,300
5.75%, 5/15/2016		20,000	21,513
6.25%, 5/15/2019		50,000	55,125
8.625%, 9/15/2015		40,000	44,050
8.75%, 3/15/2017		120,000	140,850
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		240,000	248,399
Jefferies Group LLC, 5.125%, 1/20/2023		60,000	63,061
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		200,000	221,802
Morgan Stanley:
3.75%, 2/25/2023		85,000	84,461
4.1%, 5/22/2023		85,000	84,138
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		45,000	48,150
(REIT), 6.875%, 5/1/2021		50,000	53,750
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		25,000	26,250
144A, 5.875%, 3/15/2022		45,000	47,925
Omega Healthcare Investors, Inc., (REIT), 144A, 4.95%, 4/1/2024		130,000	127,241
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		100,000	103,802
Santander U.S. Debt SAU:
144A, 3.724%, 1/20/2015		45,000	45,858
144A, 3.781%, 10/7/2015		100,000	103,426
SLM Corp., 5.5%, 1/25/2023		125,000	122,656
Societe Generale SA, 144A, 7.875%, 12/29/2049		110,000	114,400
The Goldman Sachs Group, Inc.:
3.625%, 1/22/2023		55,000	54,104
5.75%, 1/24/2022		160,000	181,427
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024 (b)		200,000	199,500
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022		250,000	234,000
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		130,000	126,539

			5,758,014
Health Care 3.4%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		15,000	15,563
7.75%, 2/15/2019		85,000	91,800
Biomet, Inc.:
6.5%, 8/1/2020		55,000	59,235
6.5%, 10/1/2020		15,000	15,938
Community Health Systems, Inc.:
5.125%, 8/15/2018		185,000	194,250
144A, 5.125%, 8/1/2021		5,000	5,125
144A, 6.875%, 2/1/2022		30,000	31,350
7.125%, 7/15/2020		60,000	65,100
Endo Finance LLC, 144A, 5.75%, 1/15/2022		35,000	35,875
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		35,000	37,713
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,400
HCA, Inc.:
5.875%, 3/15/2022		40,000	43,100
6.5%, 2/15/2020		210,000	235,200
7.5%, 2/15/2022		80,000	91,400
7.875%, 2/15/2020		365,000	388,542
8.5%, 4/15/2019		45,000	47,070
Hologic, Inc., 6.25%, 8/1/2020		30,000	31,725
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		35,000	36,313
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		75,000	71,437
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		55,000	59,537
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		48,000	53,880
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		30,000	32,025
Tenet Healthcare Corp.:
4.375%, 10/1/2021		55,000	53,075
4.5%, 4/1/2021		10,000	9,775
6.25%, 11/1/2018		80,000	88,250
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 8/15/2018		70,000	77,000
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		75,000	80,062

			1,972,740
Industrials 6.4%
Accuride Corp., 9.5%, 8/1/2018		65,000	66,625
ADT Corp.:
4.125%, 4/15/2019		5,000	4,961
144A, 6.25%, 10/15/2021 (b)		25,000	25,688
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		65,000	67,194
Armored Autogroup, Inc., 9.25%, 11/1/2018		105,000	110,119
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		40,000	37,800
BE Aerospace, Inc., 6.875%, 10/1/2020		25,000	27,437
Belden, Inc., 144A, 5.5%, 9/1/2022		55,000	55,687
Bombardier, Inc.:
144A, 4.75%, 4/15/2019 (c)		20,000	20,000
144A, 5.75%, 3/15/2022		55,000	55,550
144A, 6.0%, 10/15/2022 (c)		35,000	35,000
144A, 7.75%, 3/15/2020		45,000	50,400
Casella Waste Systems, Inc., 7.75%, 2/15/2019		110,000	114,125
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		200,000	234,750
Covanta Holding Corp., 5.875%, 3/1/2024		30,000	30,474
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		35,000	37,712
Darling International, Inc., 144A, 5.375%, 1/15/2022		30,000	30,825
DigitalGlobe, Inc., 5.25%, 2/1/2021		25,000	24,688
Ducommun, Inc., 9.75%, 7/15/2018		65,000	72,800
DynCorp International, Inc., 10.375%, 7/1/2017		85,000	88,825
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		200,000	191,750
Florida East Coast Railway Corp., 8.125%, 2/1/2017		40,000	41,800
FTI Consulting, Inc., 6.75%, 10/1/2020		145,000	156,237
Garda World Security Corp., 144A, 7.25%, 11/15/2021		45,000	48,037
GenCorp, Inc., 7.125%, 3/15/2021		115,000	124,631
General Electric Co., 2.7%, 10/9/2022		170,000	164,765
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		200,000	204,000
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		50,000	53,750
7.125%, 3/15/2021		10,000	11,038
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		25,000	26,250
Masco Corp., 7.125%, 3/15/2020		145,000	167,475
Meritor, Inc.:
6.25%, 2/15/2024		15,000	15,038
6.75%, 6/15/2021		25,000	26,438
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		110,000	112,475
8.125%, 2/15/2019		75,000	75,750
Navios South American Logistics, Inc., 9.25%, 4/15/2019		10,000	10,700
Nortek, Inc., 8.5%, 4/15/2021		75,000	83,812
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		194,580	201,877
Oshkosh Corp., 144A, 5.375%, 3/1/2022		22,500	22,894
Owens Corning, Inc., 9.0%, 6/15/2019		29,000	35,926
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		40,000	40,400
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		40,000	40,200
6.75%, 12/15/2020		75,000	80,437
Titan International, Inc., 144A, 6.875%, 10/1/2020		90,000	95,400
Total System Services, Inc., 3.75%, 6/1/2023		70,000	66,473
TransDigm, Inc.:
7.5%, 7/15/2021		50,000	55,375
7.75%, 12/15/2018		65,000	69,712
United Rentals North America, Inc.:
5.75%, 7/15/2018		60,000	64,200
7.375%, 5/15/2020		95,000	104,856
7.625%, 4/15/2022		95,000	106,519
Watco Companies LLC, 144A, 6.375%, 4/1/2023		25,000	25,375

			3,714,250
Information Technology 1.9%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		15,000	15,806
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		130,000	139,100
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		20,000	21,350
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		65,000	68,412
CDW LLC, 8.5%, 4/1/2019		45,000	49,275
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	65,250
EarthLink Holdings Corp., 7.375%, 6/1/2020		30,000	31,200
Entegris, Inc., 144A, 6.0%, 4/1/2022 (c)		20,000	20,450
Equinix, Inc.:
5.375%, 4/1/2023		105,000	107,100
7.0%, 7/15/2021		40,000	44,600
First Data Corp.:
144A, 6.75%, 11/1/2020		110,000	118,250
144A, 7.375%, 6/15/2019		45,000	48,375
144A, 8.875%, 8/15/2020		85,000	94,137
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		40,000	42,450
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		10,000	10,200
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		70,000	76,825
7.625%, 6/15/2021		40,000	45,100
IAC/InterActiveCorp., 4.75%, 12/15/2022		25,000	24,469
Jabil Circuit, Inc., 7.75%, 7/15/2016		30,000	34,050
Micron Technology, Inc., 144A, 5.875%, 2/15/2022		15,000	15,713
NCR Corp.:
144A, 5.875%, 12/15/2021		10,000	10,525
144A, 6.375%, 12/15/2023		20,000	21,250

			1,103,887
Materials 6.4%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		250,000	243,888
Ashland, Inc., 3.875%, 4/15/2018		20,000	20,650
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		20,000	19,850
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		41,820	45,584
CF Industries, Inc., 5.15%, 3/15/2034		60,000	61,692
Clearwater Paper Corp., 7.125%, 11/1/2018		65,000	69,225
Corp Nacional del Cobre de Chile, 144A, 5.625%, 10/18/2043 (b)		200,000	204,925
Crown Americas LLC, 6.25%, 2/1/2021		10,000	10,825
CSN Resources SA, 144A, 6.5%, 7/21/2020		200,000	204,000
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015 (b)		220,000	217,800
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		40,000	43,400
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		70,000	70,875
144A, 7.0%, 2/15/2021		70,000	71,225
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		55,000	57,888
144A, 6.875%, 4/1/2022 (b)		15,000	16,163
144A, 8.25%, 11/1/2019 (b)		45,000	49,500
Fresnillo PLC, 144A, 5.5%, 11/13/2023		200,000	201,000
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		110,000	105,059
Greif, Inc., 7.75%, 8/1/2019		195,000	223,275
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		35,000	36,225
8.875%, 2/1/2018		60,000	62,400
Huntsman International LLC:
8.625%, 3/15/2020		60,000	65,850
8.625%, 3/15/2021		25,000	28,000
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		40,000	35,600
International Paper Co., 7.95%, 6/15/2018		145,000	177,342
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	45,100
KGHM International Ltd., 144A, 7.75%, 6/15/2019		115,000	121,325
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		200,000	204,750
Novelis, Inc., 8.75%, 12/15/2020		215,000	240,262
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		30,000	33,225
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	92,362
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		40,000	41,950
Polymer Group, Inc., 7.75%, 2/1/2019		55,000	58,850
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		45,000	47,025
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	201,250
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		30,000	33,525
144A, 8.375%, 9/15/2021		30,000	34,538
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		300,000	275,250

			3,771,653
Telecommunication Services 8.4%
B Communications Ltd., 144A, 7.375%, 2/15/2021		35,000	36,750
CC Holdings GS V LLC, 3.849%, 4/15/2023		70,000	68,094
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		15,000	15,769
Series W, 6.75%, 12/1/2023		60,000	63,675
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		235,000	257,325
8.75%, 3/15/2018 (b)		210,000	219,712
CPI International, Inc., 8.0%, 2/15/2018		45,000	46,463
Cricket Communications, Inc., 7.75%, 10/15/2020		245,000	280,035
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022 (c)		35,000	35,394
144A, 8.25%, 9/30/2020		105,000	112,087
144A, 10.5%, 4/15/2018		100,000	106,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		400,000	416,000
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	88,319	0
Frontier Communications Corp.:
7.125%, 1/15/2023		200,000	207,500
7.625%, 4/15/2024		15,000	15,675
8.25%, 4/15/2017		62,000	72,152
8.5%, 4/15/2020		20,000	23,250
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		55,000	53,900
7.25%, 10/15/2020		195,000	211,575
7.5%, 4/1/2021		215,000	235,962
8.5%, 11/1/2019		100,000	107,250
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		95,000	99,987
144A, 8.125%, 6/1/2023		10,000	10,600
Level 3 Communications, Inc., 8.875%, 6/1/2019		10,000	10,988
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		20,000	21,100
7.0%, 6/1/2020		75,000	81,281
8.125%, 7/1/2019		75,000	82,312
8.625%, 7/15/2020		50,000	56,063
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		65,000	69,388
7.875%, 9/1/2018		75,000	79,687
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	195,500
SBA Communications Corp., 5.625%, 10/1/2019		30,000	31,425
SBA Telecommunications, Inc., 8.25%, 8/15/2019		16,000	16,980
Sprint Communications, Inc.:
6.0%, 12/1/2016		320,000	350,800
8.375%, 8/15/2017		55,000	64,694
9.125%, 3/1/2017		50,000	59,125
Sprint Corp., 144A, 7.125%, 6/15/2024		35,000	36,750
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		15,000	15,713
6.5%, 1/15/2024		15,000	15,713
6.625%, 4/1/2023 (b)		35,000	37,100
tw telecom holdings, Inc.:
5.375%, 10/1/2022		35,000	35,700
5.375%, 10/1/2022		5,000	5,100
6.375%, 9/1/2023		35,000	37,450
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		30,000	33,075
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		10,000	10,900
Verizon Communications, Inc., 6.55%, 9/15/2043		250,000	304,234
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		30,000	32,625
Windstream Corp.:
6.375%, 8/1/2023		40,000	39,000
7.5%, 4/1/2023		75,000	78,750
7.75%, 10/15/2020		20,000	21,450
7.75%, 10/1/2021		55,000	59,125
7.875%, 11/1/2017		205,000	235,237
8.125%, 9/1/2018		70,000	74,375

			4,886,795
Utilities 1.5%
AES Corp.:
8.0%, 10/15/2017		2,000	2,368
8.0%, 6/1/2020		175,000	206,500
Calpine Corp.:
144A, 7.5%, 2/15/2021		64,000	69,920
144A, 7.875%, 7/31/2020		70,000	77,000
Electricite de France SA, 144A, 5.25%, 1/29/2023		100,000	100,150
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		100,000	35,000
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		145,000	153,337
Jersey Central Power & Light Co., 144A, 4.7%, 4/1/2024		160,000	165,755
NRG Energy, Inc., 7.625%, 1/15/2018		35,000	39,287
Toledo Edison Co., 7.25%, 5/1/2020		38,000	45,031

			894,348

Total Corporate Bonds (Cost $32,281,086)			33,478,302
Asset-Backed 1.1%
Home Equity Loans 0.4%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		54,987	54,819
Citifinancial Mortgage Securities, Inc., "AFS", Series 2003-4, 5.826% **, 10/25/2033		190,000	198,376

			253,195
Miscellaneous 0.7%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.888% **, 1/17/2024		250,000	250,986
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		145,500	155,644

			406,630

Total Asset-Backed (Cost $626,764)			659,825
Commercial Mortgage-Backed Securities 4.1%
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		290,000	318,613
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.155% **, 3/15/2018		80,000	80,224
JPMorgan Chase Commercial Mortgage Securities Corp., "C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		150,000	150,006
LB-UBS Commercial Mortgage Trust, "A3", Series 2006-C7, 5.347%, 11/15/2038		440,000	482,398
Prudential Commercial Mortgage Trust, "F", Series 2003-PWR1, 144A, 5.23% **, 2/11/2036		500,000	475,238
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.457% **, 12/15/2044		140,000	148,247
WFRBS Commercial Mortgage Trust, "A5", Series 2013-C14, 3.337%, 6/15/2046		750,000	738,155

Total Commercial Mortgage-Backed Securities (Cost $2,349,676)			2,392,881
Collateralized Mortgage Obligations 4.6%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.682% **, 2/25/2034		106,422	105,548
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.089% **, 12/25/2035		137,644	138,805
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		94,479	97,721
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		1,249,129	108,584
"ZG", Series 4213, 3.5%, 6/15/2043		113,057	108,053
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		51,819	2,105
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		456,110	61,236
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		128,334	12,936
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		203,584	19,954
"JS", Series 3572, Interest Only, 6.645% ***, 9/15/2039		742,466	114,433
Federal National Mortgage Association:
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		87,234	6,212
"SK", Series 2011-78, Interest Only, 5.846% ***, 8/25/2041		1,384,091	204,047
"PI", Series 2006-20, Interest Only, 6.526% ***, 11/25/2030		446,626	75,608
"SI", Series 2007-23, Interest Only, 6.616% ***, 3/25/2037		308,359	51,461
Government National Mortgage Association:
"BO", Series 2013-10, Principal Only, Zero Coupon, 1/16/2043		401,160	212,636
"ZJ", Series 2013-106, 3.5%, 7/20/2043		402,121	336,704
"GP", Series 2010-67, 4.5%, 3/20/2039		250,000	268,037
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		74,772	569
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		419,037	75,601
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		424,552	75,177
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		382,065	76,289
"AI", Series 2007-38, Interest Only, 6.305% ***, 6/16/2037		109,160	15,601
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.545% **, 4/25/2036		307,204	277,357
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 2.653% **, 10/25/2033		83,717	84,523
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		7,723	7,736
Wells Fargo Mortgage-Backed Securities Trust, "2A3",Series 2004-EE, 2.613% **, 12/25/2034		119,846	120,535

Total Collateralized Mortgage Obligations (Cost $2,645,608)			2,657,468
Government & Agency Obligations 16.0%
Other Government Related (d) 4.4%
Bank of Moscow, 144A, 6.699%, 3/11/2015		250,000	254,270
European Investment Bank, 144A, 4.6%, 1/30/2037	CAD	1,000,000	918,526
Inter-American Development Bank, 4.375%, 1/24/2044		286,000	300,183
Queensland Treasury Corp., Series 33, 6.5%, 3/14/2033	AUD	828,000	883,528
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		200,000	206,000

			2,562,507
Sovereign Bonds 6.6%
Caisse d'Amortissement de la Dette Sociale, 144A, 3.375%, 3/20/2024		207,000	206,097
Federative Republic of Brazil:
4.25%, 1/7/2025		200,000	193,500
12.5%, 1/5/2016	BRL	250,000	115,690
Government of Canada, 0.75%, 5/1/2014	CAD	1,400,000	1,266,269
Province of Manitoba Canada, 4.05%, 9/5/2045	CAD	718,000	675,524
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	375	128
Republic of Belarus, REG S, 8.75%, 8/3/2015		145,000	146,813
Republic of Croatia, 144A, 6.0%, 1/26/2024 (b)		200,000	208,000
Republic of Singapore, 3.375%, 9/1/2033	SGD	1,049,000	860,344
Republic of Slovenia, 144A, 4.75%, 5/10/2018		200,000	213,754

			3,886,119
U.S. Treasury Obligations 5.0%
U.S. Treasury Bills:
0.035% ****, 6/12/2014 (e)		150,000	149,994
0.055% ****, 8/14/2014 (e)		15,000	14,997
0.065% ****, 8/14/2014 (e)		152,000	151,966
U.S. Treasury Bond, 3.75%, 11/15/2043		17,000	17,600
U.S. Treasury Notes:
1.0%, 8/31/2016 (f)		500,000	504,414
1.0%, 9/30/2016		500,000	504,062
1.5%, 7/31/2016		1,325,000	1,353,053
1.75%, 5/15/2023		253,000	234,381

			2,930,467

Total Government & Agency Obligations (Cost $9,613,216)			9,379,093
Loan Participations and Assignments 5.1%
Senior Loans **
Air Distribution Technologies, Inc., First Lien Term Loan, 4.25%, 11/9/2018		64,190	64,431
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		59,699	59,344
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		73,875	74,614
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		68,950	69,484
Calpine Corp., Term Loan B1, 4.0%, 4/2/2018		193,010	193,882
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		75,000	76,792
Crown Castle International Corp., Term Loan B, 3.25%, 1/31/2019		49,128	49,161
CSC Holdings, Inc., Term Loan B, 2.653%, 4/17/2020		189,523	187,510
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		29,912	30,090
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		220,000	221,557
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		248,125	249,470
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/8/2020		54,588	54,799
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		257,368	258,836
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		118,125	117,234
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		118,503	118,832
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		89,829	90,305
Term Loan B2, 4.25%, 8/7/2019		334,900	337,098
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		89,550	89,401
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		175,000	176,969
Tallgrass Operations LLC, Term Loan B, 4.25%, 11/13/2018		161,008	162,589
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		5,040	5,223
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019		158,392	159,036
Term Loan B, 3.75%, 12/11/2019		133,643	134,211

Total Loan Participations and Assignments (Cost $2,970,003)			2,980,868
Municipal Bonds and Notes 1.5%
Chicago, IL, Airport Revenue, O'Hare International Airport, Series B, 6.0%, 1/1/2041		145,000	161,227
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		300,000	311,601
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		145,000	150,703
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		260,000	267,605

Total Municipal Bonds and Notes (Cost $850,685)			891,136
Convertible Bond 0.4%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (Cost $119,026)		120,175	228,549
Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $59,559)		95,000	83,600

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (g)		1	4,362
Trump Entertainment Resorts, Inc.*		6	0

			4,362
Industrials 0.0%
Congoleum Corp.*		2,500	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		2,058	1,502

Total Common Stocks (Cost $25,217)			5,864
Preferred Stock 0.2%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $85,127)		89	88,349
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		11,138	8,048
Hercules Trust II, Expiration Date 3/31/2029*		85	716

Total Warrants (Cost $17,432)			8,764
Exchange-Traded Fund 3.2%
SPDR Barclays Convertible Securities (Cost $1,768,220)		38,300	1,853,337

		Contract Amount	Value ($)
Call Options Purchased 0.3%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161		1,300,000	50,597
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172		1,500,000	55,655
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173		1,400,000	46,639

Total Call Options Purchased (Cost $191,320)			152,891
Put Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172		1,500,000	7,968
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173		1,400,000	9,225

Total Put Options Purchased (Cost $98,573)			17,193

		Shares	Value ($)
Securities Lending Collateral 2.7%
Daily Assets Fund Institutional, 0.07% (h) (i) (Cost $1,566,718)		1,566,718	1,566,718
Cash Equivalents 2.9%
Central Cash Management Fund, 0.05% (h) (Cost $1,721,808)		1,721,808	1,721,808

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $56,990,038) †		99.5	58,166,646
Other Assets and Liabilities, Net		0.5	307,055

Net Assets		100.0	58,473,701

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	88,319	EUR	120,275	0
Hellas Telecommunications Finance*	8.282%	7/15/2015	109,187	EUR	32,169	0
					152,444	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2014.

***	These securities are shown at their current rate as of March 31, 2014.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $56,996,819.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $1,169,827.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,374,497 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,204,670.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $1,506,254, which is 2.6% of net assets.

(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At March 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At March 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	5,273	4,362	0.01

(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
At March 31, 2014, the Fund had unfunded loan commitments of $50,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)

Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	50,000	49,875	(125)

At March 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

5 Year U.S. Treasury Note	USD	6/30/2014	3	356,859	(1,764)

At March 31, 2014, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	6/19/2014	14	1,645,427	(4,986)
10 Year U.S. Treasury Note	USD	6/19/2014	10	1,235,000	11,543
90 Day Eurodollar	USD	12/14/2015	9	2,224,013	2,783
Euro-OAT	EUR	6/6/2014	6	1,126,394	(9,931)
U.S. Treasury Long Bond	USD	6/19/2014	5	666,094	2,334
Ultra Long U.S. Treasury Bond	USD	6/19/2014	2	288,938	(2,379)
Total net unrealized depreciation					(636)

At March 31, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (j)

Call Options
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	700,000	2	2/1/2017	50,400	(55,316)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	700,000	3	2/1/2017	50,631	(50,568)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	1,300,000	1	4/20/2016	46,345	(30,766)
Total Call Options					147,376	(136,650)

Put Options
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	700,000	2	2/1/2017	50,400	(15,774)
Pay Fixed - 3.32% -Receive Floating - LIBOR	2/3/2017 2/3/2027	700,000	3	2/1/2017	50,631	(18,394)
Total Put Options					101,031	(34,168)

Total					248,407	(170,818)

(j)	Unrealized appreciation on written options on interest rate swap contracts at March 31, 2014 was $77,589.
At March 31, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2015	90,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	6,414	(471)	6,885
3/21/2011 6/20/2016	120,000	2	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	11,439	1,995	9,444
12/20/2011 3/20/2017	60,000	5	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	7,060	1,502	5,558
9/20/2012 12/20/2017	75,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	10,971	4,150	6,821
6/20/2013 9/20/2018	40,000	5	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	6,381	3,196	3,185
6/20/2013 9/20/2018	125,000	7	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	17,456	8,936	8,520
6/20/2013 9/20/2018	100,000	4	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	11,662	5,313	6,349

Total unrealized appreciation	46,762

(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At March 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/30/2014 12/30/2016	1,900,000	Fixed — 1.173%	Floating —- LIBOR	(1,969)	(2,187)
12/30/2014 12/30/2019	500,000	Floating —- LIBOR	Fixed — 2.522%	4,673	5,121
12/30/2014 12/30/2024	2,300,000	Fixed — 3.524%	Floating —- LIBOR	(73,223)	(72,991)
12/30/2014 12/30/2034	100,000	Floating —- LIBOR	Fixed — 4.01%	5,739	6,445
12/30/2014 12/30/2044	200,000	Floating —- LIBOR	Fixed — 4.081%	14,797	15,047
Total net unrealized depreciation				(48,565)

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Bank of America
5	Credit Suisse
6	UBS AG
7	The Goldman Sachs & Co.

At March 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,179,780	NZD	1,400,000	4/3/2014	35,110	Australia & New Zealand Banking Group Ltd.
USD	1,806,040	AUD	2,000,000	4/3/2014	48,633	Australia & New Zealand Banking Group Ltd.
USD	287,513	RUB	10,500,000	4/4/2014	11,757	BNP Paribas
SEK	5,905,851	NOK	5,500,000	4/7/2014	5,948	Nomura International PLC
USD	286,467	ZAR	3,100,000	4/7/2014	7,760	Commonwealth Bank of Australia
SEK	8,000,000	USD	1,247,969	4/10/2014	12,088	Barclays Bank PLC
JPY	120,000,000	USD	1,183,244	4/10/2014	20,572	Nomura International PLC
USD	1,160,603	JPY	120,000,000	4/11/2014	2,076	Barclays Bank PLC
JPY	120,000,000	USD	1,179,390	4/11/2014	16,711	UBS AG
USD	1,169,749	CAD	1,300,000	4/14/2014	5,835	Australia & New Zealand Banking Group Ltd.
JPY	87,822,500	NZD	1,000,000	4/14/2014	16,067	Nomura International PLC
SEK	10,560,582	GBP	1,000,000	4/22/2014	35,751	Barclays Bank PLC
USD	893,843	CAD	1,000,000	4/22/2014	10,284	BNP Paribas
USD	890,905	CAD	1,000,000	4/22/2014	13,222	JPMorgan Chase Securities, Inc.
USD	1,735,964	AUD	1,900,000	4/22/2014	23,676	Australia & New Zealand Banking Group Ltd.
USD	832,627	NOK	5,000,000	4/22/2014	1,760	Citigroup, Inc.
USD	1,232,720	SEK	8,000,000	4/22/2014	2,928	Citigroup, Inc.
SEK	8,000,000	USD	1,242,731	4/22/2014	7,083	Barclays Bank PLC
CAD	2,000,000	USD	1,813,608	4/22/2014	5,354	Australia & New Zealand Banking Group Ltd.
JPY	120,000,000	USD	1,180,657	4/22/2014	17,908	JPMorgan Chase Securities, Inc.
USD	517,723	AUD	580,000	4/23/2014	19,394	UBS AG
USD	619,634	NOK	3,800,000	4/23/2014	14,475	Barclays Bank PLC
CAD	2,674,672	USD	2,432,338	4/23/2014	14,150	UBS AG
USD	441,911	CAD	489,000	4/23/2014	197	Citigroup, Inc.
USD	316,434	CAD	350,000	4/23/2014	3	Nomura International PLC
USD	452,733	SGD	572,000	4/23/2014	1,998	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					350,740

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

NZD	1,400,000	USD	1,166,620	4/3/2014	(48,270)	Nomura International PLC
AUD	1,000,000	USD	905,829	4/3/2014	(21,508)	Citigroup, Inc.
AUD	1,000,000	USD	895,190	4/3/2014	(32,147)	Barclays Bank PLC
RUB	10,500,000	USD	285,284	4/4/2014	(13,986)	JPMorgan Chase Securities, Inc.
USD	831,810	EUR	600,000	4/7/2014	(5,229)	Barclays Bank PLC
NOK	5,500,000	SEK	5,893,080	4/7/2014	(7,921)	Citigroup, Inc.
EUR	600,000	USD	826,250	4/7/2014	(330)	Nomura International PLC
ZAR	9,300,000	USD	868,399	4/7/2014	(14,282)	Commonwealth Bank of Australia
USD	1,261,790	SEK	8,000,000	4/10/2014	(25,909)	Barclays Bank PLC
USD	1,179,384	JPY	120,000,000	4/10/2014	(16,712)	UBS AG
NZD	1,000,000	JPY	86,868,000	4/14/2014	(25,315)	Australia & New Zealand Banking Group Ltd.
CAD	1,300,000	USD	1,167,196	4/14/2014	(8,387)	Barclays Bank PLC
USD	1,750,339	JPY	180,000,000	4/22/2014	(6,215)	BNP Paribas
AUD	1,300,000	USD	1,184,222	4/22/2014	(19,742)	Australia & New Zealand Banking Group Ltd.
USD	1,173,092	JPY	120,000,000	4/22/2014	(10,343)	JPMorgan Chase Securities, Inc.
AUD	600,000	USD	544,126	4/22/2014	(11,549)	Nomura International PLC
NOK	3,800,000	USD	612,690	4/23/2014	(21,419)	Commonwealth Bank of Australia
AUD	1,734,230	USD	1,517,065	4/23/2014	(88,941)	Nomura International PLC
CAD	260,000	USD	234,264	4/23/2014	(803)	BNP Paribas
SGD	1,258,500	USD	986,757	4/23/2014	(13,731)	Citigroup, Inc.
SGD	559,000	USD	440,693	4/23/2014	(3,703)	BNP Paribas
SGD	396,000	USD	313,412	4/23/2014	(1,402)	Barclays Bank PLC
Total unrealized depreciation					(397,844)

Currency Abbreviations

ARS	Argentine Peso	NOK	Norwegian Krone
AUD	Australian Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	RUB	Russian Ruble
CAD	Canadian Dollar	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (m)
Corporate Bonds	$—	$33,478,302	$—	$33,478,302
Asset-Backed	—	659,825	—	659,825
Commercial Mortgage-Backed Securities	—	2,392,881	—	2,392,881
Collateralized Mortgage Obligations	—	2,657,468	—	2,657,468
Government & Agency Obligations	—	9,379,093	—	9,379,093
Loan Participations and Assignments	—	2,980,868	—	2,980,868
Municipal Bonds and Notes	—	891,136	—	891,136
Convertible Bonds	—	—	228,549	228,549
Preferred Security	—	83,600	—	83,600
Common Stocks (m)	—	—	5,864	5,864
Preferred Stock	—	88,349	—	88,349
Warrants (m)	—	—	8,764	8,764
Exchange-Traded Fund	1,853,337	—	—	1,853,337
Short-Term Investments (m)	3,288,526	—	—	3,288,526
Derivatives (n)
Purchased Options	—	170,084	—	170,084
Futures Contracts	16,660	—	—	16,660
Credit Default Swap Contracts	—	46,762	—	46,762
Interest Rate Swap Contracts	—	26,613	—	26,613
Forward Foreign Currency Exchange Contracts	—	350,740	—	350,740

Total	$5,158,523	$53,205,721	$243,177	$58,607,421

Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment	$—	$(125)	$—	$(125)
Derivatives (n)
Written Options	—	(170,818)	—	(170,818)
Futures Contracts	(19,060)	—	—	(19,060)
Interest Rate Swap Contracts	—	(75,178)	—	(75,178)
Forward Foreign Currency Exchange Contracts	—	(397,844)	—	(397,844)

Total	$(19,060)	$(643,965)	$—	$(663,025)

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.
(m)	See Investment Portfolio for additional detailed categorizations.
(n)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$46,762	$—	$—
Foreign Exchange Contracts	$—	$—	$(47,104)	$—
Interest Rate Contracts	$(2,400)	$(48,565)	$—	$(42,220)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014